UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08786
Pioneer Variable Contracts Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Bond VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Bond VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 3.15%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.49 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities and TIPS (Treasury Inflation Protected Securities) contributed to benchmark relative performance.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	3.15%	0.65%	1.97%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$129,371,517%
Total number of portfolio holdings	774^^
Total advisory fee paid	$465,005
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	38.0%
Corporate Bonds	37.0%
Asset Backed Securities	9.6%
Collateralized Mortgage Obligations	7.5%
Commercial Mortgage-Backed Securities	4.4%
Affiliated Closed-End Fund∞	2.8%
Foreign Government Bond	0.4%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34107-00-C1-0225

Pioneer Bond VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Bond VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$74	0.73%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 3.01%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.49 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities and TIPS (Treasury Inflation Protected Securities) contributed to benchmark relative performance.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	3.01%	0.43%	1.73%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$129,371,517%
Total number of portfolio holdings	774^^
Total advisory fee paid	$465,005
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	38.0%
Corporate Bonds	37.0%
Asset Backed Securities	9.6%
Collateralized Mortgage Obligations	7.5%
Commercial Mortgage-Backed Securities	4.4%
Affiliated Closed-End Fund∞	2.8%
Foreign Government Bond	0.4%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34108-00-C2-0225

Pioneer Select Mid Cap Growth VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Select Mid Cap Growth VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.86%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 23.93%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 22.10% over the period.
  The Portfolio’s security selection in both the health care and materials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the information technology and consumer discretionary sectors detracted from benchmark relative results during the period.
  With respect to sector allocation, the Portfolio’s underweight exposure to the poorly performing consumer staples sector contributed to relative results versus the performance benchmark during the period, but was countered by its underweight to the outperforming financials sector.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	23.93%	8.82%	10.04%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
Russell Midcap Growth Total Return Index	22.10%	11.47%	11.54%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$95,253,558%
Total number of portfolio holdings	79^^
Total advisory fee paid	$698,991
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	31.7%
Industrials	17.4%
Health Care	14.7%
Consumer Discretionary	12.8%
Financials	10.3%
Communication Services	5.0%
Energy	3.7%
Basic Materials	2.2%
Real Estate	1.2%
Utilities	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34109-00-C1-0225

Pioneer Mid Cap Value VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Mid Cap Value VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 10.94%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell Midcap Value Total Return Index, returned 13.07% over the period.
  Security selection in the energy and materials sectors detracted from benchmark relative results during the period.
  With respect to sector allocation, the Portfolio’s overweight exposure to the financials sector contributed to relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the consumer discretionary and communication services sectors were the largest contributors to relative results versus the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell Midcap Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	10.94%	9.29%	7.18%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell Midcap Value Total Return Index	13.07%	8.59%	8.10%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$107,081,980%
Total number of portfolio holdings	66^^
Total advisory fee paid	$711,629
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	25.0%
Industrials	12.8%
Consumer Discretionary	9.4%
Energy	8.5%
Consumer Staples	7.7%
Real Estate	7.6%
Information Technology	7.1%
Utilities	7.1%
Basic Materials	6.2%
Health Care	5.3%
Communication Services	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34110-00-C1-0225

Pioneer Mid Cap Value VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Mid Cap Value VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$106	1.01%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 10.64%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell Midcap Value Total Return Index, returned 13.07% over the period.
  Security selection in the energy and materials sectors detracted from benchmark relative results during the period.
  With respect to sector allocation, the Portfolio’s overweight exposure to the financials sector contributed to relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the consumer discretionary and communication services sectors were the largest contributors to relative results versus the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell Midcap Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.64%	9.02%	6.91%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell Midcap Value Total Return Index	13.07%	8.59%	8.10%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$107,081,980%
Total number of portfolio holdings	66^^
Total advisory fee paid	$711,629
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	25.0%
Industrials	12.8%
Consumer Discretionary	9.4%
Energy	8.5%
Consumer Staples	7.7%
Real Estate	7.6%
Information Technology	7.1%
Utilities	7.1%
Basic Materials	6.2%
Health Care	5.3%
Communication Services	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34111-00-C2-0225

Pioneer Equity Income VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Equity Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.79%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 11.26%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 14.37% over the period.
  Security selection in the consumer staples and industrials sectors detracted from benchmark relative results during the period ended.
  The Portfolio’s overweight exposure to the energy sector also detracted from relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the health care and consumer discretionary sectors were the largest contributors to relative results versus the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.26%	6.74%	8.26%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell 1000 Value Total Return Index	14.37%	8.68%	8.49%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$77,858,125%
Total number of portfolio holdings	54^^
Total advisory fee paid	$518,641
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	28.5%
Industrials	12.7%
Health Care	10.8%
Energy	10.0%
Consumer Staples	8.8%
Consumer Discretionary	7.7%
Information Technology	7.0%
Communication Services	6.1%
Utilities	4.0%
Real Estate	2.3%
Basic Materials	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34112-00-C1-0225

Pioneer Equity Income VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Equity Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	1.04%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 10.97%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 14.37% over the period.
  Security selection in the consumer staples and industrials sectors detracted from benchmark relative results during the period ended.
  The Portfolio’s overweight exposure to the energy sector also detracted from relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the health care and consumer discretionary sectors were the largest contributors to relative results versus the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.97%	6.48%	7.99%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell 1000 Value Total Return Index	14.37%	8.68%	8.49%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$77,858,125%
Total number of portfolio holdings	54^^
Total advisory fee paid	$518,641
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	28.5%
Industrials	12.7%
Health Care	10.8%
Energy	10.0%
Consumer Staples	8.8%
Consumer Discretionary	7.7%
Information Technology	7.0%
Communication Services	6.1%
Utilities	4.0%
Real Estate	2.3%
Basic Materials	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34113-00-C2-0225

Pioneer Fund VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Fund VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.75%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 22.65%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Total Return Index, returned 25.02%.
  Sector allocation decisions accounted for the Portfolio’s benchmark relative underperformance; specifically, an overweight to the materials sector, accounted for the majority of the underperformance. In addition, the Portfolio’s stock selection in the health care sector hurt benchmark relative returns.
  Security selection decisions in the information technology and consumer staples sectors added the most to benchmark relative returns.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index (the S&P 500).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	22.65%	15.16%	13.34%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$155,584,689%
Total number of portfolio holdings	44^^
Total advisory fee paid	$965,221
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	32.2%
Financials	17.9%
Health Care	11.1%
Industrials	10.6%
Basic Materials	9.2%
Consumer Discretionary	9.0%
Communication Services	5.4%
Consumer Staples	2.5%
Energy	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34114-00-C1-0225

Pioneer Fund VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Fund VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$111	1.00%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 22.31%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Total Return Index, returned 25.02%.
  Sector allocation decisions accounted for the Portfolio’s benchmark relative underperformance; specifically, an overweight to the materials sector, accounted for the majority of the underperformance. In addition, the Portfolio’s stock selection in the health care sector hurt benchmark relative returns.
  Security selection decisions in the information technology and consumer staples sectors added the most to benchmark relative returns.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index (the S&P 500).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	22.31%	14.86%	13.05%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$155,584,689%
Total number of portfolio holdings	44^^
Total advisory fee paid	$965,221
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	32.2%
Financials	17.9%
Health Care	11.1%
Industrials	10.6%
Basic Materials	9.2%
Consumer Discretionary	9.0%
Communication Services	5.4%
Consumer Staples	2.5%
Energy	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34115-00-C2-0225

Pioneer High Yield VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer High Yield VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 8.71%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%. The performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Total Return Index, returned 8.20% over the period.
  Individual security selection was the primary contributor to the Portfolio’s return relative to the performance benchmark. Sector allocation was a secondary contributor to the Portfolio’s return relative to the performance benchmark.
  Individual security selection was most positive within basic industry, transportation and real estate. Exposures within basic industry, specifically within metals & mining and steel producers & products were positive contributors during the period. Within transportation, select securities within transportation infrastructure & services and trucking & delivery were beneficial to performance.
  Individual security selection was a detractor within the retail, automotive and healthcare sectors. Within retail, the Portfolio’s exposure to specialty retail was a detractor to performance relative to the performance benchmark. Within automotive, exposures within the auto manufacturer subsector detracted from relative performance, while health services and pharmaceuticals were detractors within healthcare.
  The Portfolio’s returns relative to the performance benchmark benefited from allocations to telecommunications (underweight), retail (underweight) and transportation (overweight) during the one-year period. Out-of-benchmark allocations to catastrophe bonds and bank loans were also contributors to relative returns during the period.
  Allocations to energy (overweight), basic industry (overweight), cash and out-of-benchmark positioning to CDX were detractors to relative performance during the one-year period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively. The Portfolio is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index, ICE BofA U.S. High Yield Total Return Index and the ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	8.71%	3.09%	4.25%
Bloomberg U.S. Aggregate Bond Total Return Index≈	1.25%	-0.33%	1.35%
ICE BofA U.S. High Yield Total Return Index	8.20%	4.04%	5.08%
ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index	10.10%	17.23%	12.44%
≈	The Portfolio has designated the Bloomberg U.S. Aggregate Bond Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,027,793%
Total number of portfolio holdings	218^^
Total advisory fee paid	$137,786
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	93.9%
Affiliated Closed-End Fund∞	2.7%
Convertible Corporate Bonds	1.6%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.5%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34116-00-C1-0225

Pioneer High Yield VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer High Yield VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$120	1.15%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 8.48%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%. The performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Total Return Index, returned 8.20% over the period.
  Individual security selection was the primary contributor to the Portfolio’s return relative to the performance benchmark. Sector allocation was a secondary contributor to the Portfolio’s return relative to the performance benchmark.
  Individual security selection was most positive within basic industry, transportation and real estate. Exposures within basic industry, specifically within metals & mining and steel producers & products were positive contributors during the period. Within transportation, select securities within transportation infrastructure & services and trucking & delivery were beneficial to performance.
  Individual security selection was a detractor within the retail, automotive and healthcare sectors. Within retail, the Portfolio’s exposure to specialty retail was a detractor to performance relative to the performance benchmark. Within automotive, exposures within the auto manufacturer subsector detracted from relative performance, while health services and pharmaceuticals were detractors within healthcare.
  The Portfolio’s returns relative to the performance benchmark benefited from allocations to telecommunications (underweight), retail (underweight) and transportation (overweight) during the one-year period. Out-of-benchmark allocations to catastrophe bonds and bank loans were also contributors to relative returns during the period.
  Allocations to energy (overweight), basic industry (overweight), cash and out-of-benchmark positioning to CDX were detractors to relative performance during the one-year period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively. The Portfolio is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index, ICE BofA U.S. High Yield Total Return Index and the ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	8.48%	2.78%	3.91%
Bloomberg U.S. Aggregate Bond Total Return Index≈	1.25%	-0.33%	1.35%
ICE BofA U.S. High Yield Total Return Index	8.20%	4.04%	5.08%
ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index	10.10%	17.23%	12.44%
≈	The Portfolio has designated the Bloomberg U.S. Aggregate Bond Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,027,793%
Total number of portfolio holdings	218^^
Total advisory fee paid	$137,786
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	93.9%
Affiliated Closed-End Fund∞	2.7%
Convertible Corporate Bonds	1.6%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.5%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34117-00-C2-0225

Pioneer Strategic Income VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Strategic Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 4.13%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Total Return Index, returned 2.04%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.44 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities contributed to benchmark relative performance, while the allocation to non-US dollar securities detracted from benchmark relative performance.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	4.13%	1.58%	2.68%
Bloomberg U.S. Universal Total Return Index	2.04%	0.06%	1.73%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,981,230%
Total number of portfolio holdings	445^^
Total advisory fee paid	$99,449
Portfolio turnover rate	57%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	43.8%
U.S. Government and Agency Obligations	29.7%
Collateralized Mortgage Obligations	10.3%
Commercial Mortgage-Backed Securities	5.1%
Affiliated Closed-End Fund∞	3.7%
Asset Backed Securities	3.3%
Foreign Government Bonds	2.8%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Insurance-Linked Securities†	0.0%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34118-00-C1-0225

Pioneer Strategic Income VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Pioneer Strategic Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$102	1.00%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 3.87%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Total Return Index, returned 2.04%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.44 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities contributed to benchmark relative performance, while the allocation to non-US dollar securities detracted from benchmark relative performance.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	3.87%	1.34%	2.42%
Bloomberg U.S. Universal Total Return Index	2.04%	0.06%	1.73%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,981,230%
Total number of portfolio holdings	445^^
Total advisory fee paid	$99,449
Portfolio turnover rate	57%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	43.8%
U.S. Government and Agency Obligations	29.7%
Collateralized Mortgage Obligations	10.3%
Commercial Mortgage-Backed Securities	5.1%
Affiliated Closed-End Fund∞	3.7%
Asset Backed Securities	3.3%
Foreign Government Bonds	2.8%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Insurance-Linked Securities†	0.0%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34119-00-C2-0225

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $253,200 billed by Deloitte & Touche LLP for the year ended December 31, 2024 and $252,992 billed by Ernst & Young LLP for the year ended December 31, 2023.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The audit-related services fees for the Trust were $0 billed by Deloitte & Touche LLP and $192 billed by Ernst & Young for the year ended December 31, 2024 and $3,671 billed by Ernst & Young LLP for the year ended December 31, 2023.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The aggregate non-audit fees for the Trust were billed by Deloitte & Touche LLP for tax services of $63,700 and $73,238 by Ernst & Young LLP for during the fiscal years ended December 31, 2024 and 2023, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2024 or 2023.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I—POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II—POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters o Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under

Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31, 2024 and 2023, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were billed by Deloitte & Touche LLP for tax services of $63,700 and $73,238 by Ernst & Young LLP for during the fiscal years ended December 31, 2024 and 2023, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer Bond VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.7%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
43,762	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.971% (Term SOFR + 350 bps), 10/15/28	$ 44,036
	Total Chemicals-Diversified	$44,036
	Chemicals-Specialty — 0.0%†
45,396	Mativ Holdings, Inc., Term B Loan, 8.221% (Term SOFR + 375 bps), 4/20/28	$ 45,340
	Total Chemicals-Specialty	$45,340
	Computer Services — 0.1%
100,000	Amentum Holdings, Inc., Initial Term Loan, 6.607% (Term SOFR + 225 bps), 9/29/31	$ 99,888
	Total Computer Services	$99,888
	Cruise Lines — 0.0%†
29,925	LC Ahab US Bidco LLC, Initial Term Loan, 7.357% (Term SOFR + 300 bps), 5/1/31	$ 30,187
	Total Cruise Lines	$30,187
	Electric-Generation — 0.1%
74,812	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 75,487
	Total Electric-Generation	$75,487
	Finance-Leasing Company — 0.0%†
60,186	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.97% (Term SOFR + 150 bps), 2/12/27	$ 60,219
	Total Finance-Leasing Company	$60,219
	Medical-Wholesale Drug Distribution — 0.1%
59,617	Owens & Minor, Inc., Term B-1 Loan, 8.207% (Term SOFR + 375 bps), 3/29/29	$ 60,436
	Total Medical-Wholesale Drug Distribution	$60,436
	Retail — 0.0%†
24,875	MI Windows and Doors LLC, Term B-2 Loan, 7.357% (Term SOFR + 300 bps), 3/28/31	$ 25,165
	Total Retail	$25,165
	Total Senior Secured Floating Rate Loan Interests (Cost $436,882)	$440,758

	Asset Backed Securities — 10.2% of Net Assets
153,400	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	$ 151,541
89,338	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	89,657
189,510(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.64% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	189,111
100,940	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	101,279
100,000	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	100,154
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,087
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	307,334
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,473
210,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	212,047
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.362% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	248,028
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.898% (SOFR30A + 230 bps), 1/15/37 (144A)	263,675
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 7.847% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	349,471
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	125,739
174,303	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	159,075
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.898% (SOFR30A + 230 bps), 2/15/37 (144A)	167,668
2
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.856% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	$ 249,551
110,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class B, 7.00%, 3/15/35 (144A)	109,697
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	151,020
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	77,698
125,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	111,874
100,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	92,388
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	199,114
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	378,391
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	100,332
74,156	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	71,465
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	95,752
160,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	156,681
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,465
13,736(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,654
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	312,299
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	166,589
381,008(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	383,929
323,962(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	316,006
309,406(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	293,355
159,199	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	158,355
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	145,222
470,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	468,983
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	97,382
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.717% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	251,251
300,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27 (144A)	282,317
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.312% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,070
193,876	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	94,999
76,218	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	71,231
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	102,449
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,039
169,030	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	146,823
5,074	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	4,983
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	222,170
110,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	111,717
220,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	219,801
140,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	140,152
63,634	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	55,687
28,294	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	27,826
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	168,743
200,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	198,979
140,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	140,081
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.247% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	250,484
195,154(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	200,013
246,635	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	243,073
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	95,770
125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	119,214
The accompanying notes are an integral part of these financial statements.
3

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
150,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	$ 154,307
340,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	336,813
400,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	400,653
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.537% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	249,732
85,267	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	78,328
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.548% (SOFR30A + 195 bps), 11/15/38 (144A)	340,999
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	164,100
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	103,579
301,310(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	304,614
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	110,450
29,656	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	28,663
139,048	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	135,869
250,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	252,796
220,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	220,326
	Total Asset Backed Securities (Cost $13,420,747)	$13,172,642

	Collateralized Mortgage Obligations—7.9% of Net Assets
110,292(b)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 96,484
450,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	335,279
100,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	90,912
100,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	93,646
100,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	92,567
180,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	135,048
225,366(b)	CIM Trust, Series 2021-J1, Class B1, 2.66%, 3/25/51 (144A)	179,485
400,000(b)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	339,544
90,774(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	72,169
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.569% (SOFR30A + 300 bps), 1/25/42 (144A)	87,221
90,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.51% (SOFR30A + 195 bps), 3/25/44 (144A)	90,950
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.269% (SOFR30A + 170 bps), 7/25/44 (144A)	100,477
200,000(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	147,717
150,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	108,798
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.51% (SOFR30A + 395 bps), 9/26/33 (144A)	206,483
10,673	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	10,928
154,179(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.838% (SOFR30A + 644 bps), 8/15/42	19,470
72,915(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	14,962
94,946(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	19,805
350,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	330,102
213,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.619% (SOFR30A + 105 bps), 10/25/44 (144A)	213,438
79,359(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.569% (SOFR30A + 100 bps), 10/25/44 (144A)	79,364
60	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	60
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	442,565
64,108(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	13,193
4
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
620,000(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	$ 620,387
373,316(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	63,081
330,458(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 7.768% (1 Month Term SOFR + 324 bps), 1/20/50	3,727
165,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	114,975
302,485(b)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	239,880
130,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	126,691
100,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	94,329
157,461(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.231%, 7/25/51 (144A)	132,003
406,002(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	324,490
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	68,442
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	66,499
299,607	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	282,098
225,420(b)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.952%, 10/25/49 (144A)	224,500
139,614(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.161%, 2/25/52 (144A)	113,613
125,665(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.138%, 4/25/52 (144A)	101,732
100,238(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	80,500
215,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	149,776
275,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.519%, 7/25/52 (144A)	178,570
7,632(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	7,432
392,818(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	311,753
273,042(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	214,586
187,860(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.316%, 3/25/52 (144A)	152,649
47,893(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	44,674
130,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	125,738
316,193(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	245,676
180,117(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	146,752
130,207(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.26% (SOFR30A + 270 bps), 7/25/33 (144A)	131,372
137,615(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	109,368
361,457(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	285,314
288,959(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	229,154
323,062(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	260,408
400,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	277,505
58,178(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	53,777
179,686(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	156,917
2,894(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	2,845
150,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	96,532
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.603% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	141,489
343,215(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	285,081
222,318(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.969% (SOFR30A + 340 bps), 11/25/33 (144A)	225,710
164,007(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.231%, 1/25/52 (144A)	133,612
58,227(b)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	56,696
100,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	69,529
345,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	221,029
	Total Collateralized Mortgage Obligations (Cost $12,082,176)	$10,291,558

The accompanying notes are an integral part of these financial statements.
5

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—4.6% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.45% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 147,655
107,729(c)(d)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	242,056
200,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.287%, 9/15/48 (144A)	107,877
100,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.83%, 4/15/55	87,449
500,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	439,715
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	361,268
80,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.411% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	79,775
75,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.808% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	74,789
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.407% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	448,734
234,973	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	226,831
170,635	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	170,333
320,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.238% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	320,010
225,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.569% (SOFR30A + 400 bps), 11/25/51 (144A)	229,454
150,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	141,384
109,063(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.23% (SOFR30A + 256 bps), 10/25/28	103,796
100,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.384%, 2/25/52 (144A)	94,956
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.08% (SOFR30A + 241 bps), 6/25/26 (144A)	130,984
106,683(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.18% (SOFR30A + 251 bps), 7/25/29 (144A)	99,716
73,691(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	73,064
603,078(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	20,668
250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 6.612% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	246,930
200,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.938% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	200,063
100,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,154
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	307,918
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	234,520
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	241,065
1,600,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	6,897
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	210,517
250,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	225,635
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	58,279
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.403% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	224,066
178,174(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	181,992
169,926(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	168,426
	Total Commercial Mortgage-Backed Securities (Cost $6,539,663)	$6,007,976

	Corporate Bonds — 39.2% of Net Assets
	Aerospace & Defense — 0.7%
119,000	Boeing Co., 3.75%, 2/1/50	$ 81,162
480,000	Boeing Co., 3.90%, 5/1/49	334,091
125,000	Boeing Co., 5.805%, 5/1/50	116,269
300,000	Boeing Co., 6.858%, 5/1/54	318,854
95,000	Boeing Co., 7.008%, 5/1/64	100,807
	Total Aerospace & Defense	$951,183
6
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Agriculture — 0.4%
455,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 459,823
	Total Agriculture	$459,823
	Airlines — 0.5%
183,592	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 169,841
36,900	American Airlines Pass-Through Trust, 3.95%, 7/11/30	34,117
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	83,839
124,471	JetBlue Pass-Through Trust, 2.75%, 5/15/32	108,045
45,033	JetBlue Pass-Through Trust, 4.00%, 11/15/32	42,325
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	25,018
100,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	100,139
38,800	United Airlines Pass-Through Trust, 4.875%, 1/15/26	38,737
	Total Airlines	$602,061
	Auto Manufacturers — 2.8%
255,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 249,493
310,000	American Honda Finance Corp., 5.05%, 7/10/31	306,957
135,000	Cummins, Inc., 5.45%, 2/20/54	131,366
125,000	Ford Motor Co., 6.10%, 8/19/32	124,395
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	172,971
410,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	406,639
200,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	195,678
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	211,788
216,000	General Motors Co., 6.60%, 4/1/36	226,728
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	86,119
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	395,649
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	295,416
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	301,111
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	119,622
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	287,720
160,000	Toyota Motor Credit Corp., 4.60%, 10/10/31	155,758
	Total Auto Manufacturers	$3,667,410
	Auto Parts & Equipment — 0.1%
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 149,577
	Total Auto Parts & Equipment	$149,577
	Banks — 11.4%
600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 505,886
270,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	271,804
600,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	510,816
200,000	Banco Santander S.A., 5.439%, 7/15/31	199,593
375,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	316,414
663,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	599,150
255,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	228,324
200,000(b)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	199,338
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	199,237
260,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	276,067
230,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	225,310
250,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	208,461
195,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	195,679
The accompanying notes are an integral part of these financial statements.
7

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
120,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	$ 121,768
365,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	346,454
400,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	392,172
255,000(b)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	257,234
405,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	400,387
570,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	572,499
235,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	198,629
215,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	209,198
355,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	318,861
375,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	316,373
205,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	203,639
105,000(b)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	105,083
635,000(b)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	515,607
245,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	261,671
335,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	374,325
265,000(b)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	265,982
365,000(b)	JPMorgan Chase & Co., 5.534% (SOFR + 155 bps), 11/29/45	356,296
500,000	KeyBank N.A., 4.15%, 8/8/25	497,432
100,000(b)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	104,081
335,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	283,904
290,000(b)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	290,255
305,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	296,330
155,000(b)	Morgan Stanley, 5.516% (SOFR + 171 bps), 11/19/55	149,376
65,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	66,098
165,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	165,541
60,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	60,062
200,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	205,302
330,000(a)	NatWest Markets Plc, 5.622% (SOFR + 114 bps), 5/17/29 (144A)	332,359
445,000(b)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	386,050
55,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	55,472
150,000(b)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	146,474
210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	199,158
55,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	55,804
200,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	196,389
55,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	55,485
185,000(b)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	197,820
415,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	346,462
200,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	209,203
350,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	343,181
240,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	231,744
200,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	208,949
595,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	481,921
	Total Banks	$14,717,109
	Beverages — 0.3%
175,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	$ 177,438
200,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	200,675
	Total Beverages	$378,113
8
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Biotechnology — 0.2%
105,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 104,705
130,000	Royalty Pharma Plc, 5.40%, 9/2/34	126,496
	Total Biotechnology	$231,201
	Building Materials — 0.3%
130,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	$ 127,650
120,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	113,194
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	55,258
130,000	Owens Corning, 5.70%, 6/15/34	132,061
	Total Building Materials	$428,163
	Chemicals — 0.3%
225,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 233,500
198,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	195,891
	Total Chemicals	$429,391
	Commercial Services — 1.0%
120,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	$ 122,794
75,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	77,346
275,000	Block, Inc., 6.50%, 5/15/32 (144A)	277,655
20,000	Brink's Co., 6.50%, 6/15/29 (144A)	20,268
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	76,081
260,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	270,975
165,000	S&P Global, Inc., 5.25%, 9/15/33	166,657
260,000	Verisk Analytics, Inc., 5.25%, 6/5/34	256,815
	Total Commercial Services	$1,268,591
	Cosmetics/Personal Care — 0.2%
315,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 303,254
	Total Cosmetics/Personal Care	$303,254
	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 31,197
	Total Distribution/Wholesale	$31,197
	Diversified Financial Services — 2.8%
765,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 666,559
110,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	108,733
41,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	41,416
125,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	126,526
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	339,188
285,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	230,044
110,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	107,115
150,000(b)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	150,874
165,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	170,127
170,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	175,430
230,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	237,030
115,000	LPL Holdings, Inc., 5.70%, 5/20/27	116,386
125,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	124,788
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	413,438
404,000	OneMain Finance Corp., 4.00%, 9/15/30	359,060
The accompanying notes are an integral part of these financial statements.
9

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
100,000(b)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	$ 100,918
107,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	103,068
	Total Diversified Financial Services	$3,570,700
	Electric — 1.9%
145,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 146,866
210,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	197,172
40,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	40,193
25,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	24,734
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	324,715
160,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	161,103
165,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	159,070
150,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	154,220
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	132,884
255,000	Puget Energy, Inc., 2.379%, 6/15/28	232,786
220,000	Puget Energy, Inc., 4.10%, 6/15/30	207,420
55,000	Puget Energy, Inc., 4.224%, 3/15/32	50,271
290,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	287,724
80,000	Southern California Edison Co., 5.45%, 6/1/31	81,289
100,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	98,951
30,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	30,401
63,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	67,788
	Total Electric	$2,397,587
	Electronics — 0.1%
90,000	Flex, Ltd., 5.25%, 1/15/32	$ 88,498
	Total Electronics	$88,498
	Energy-Alternate Sources — 0.0%†
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,134
	Total Energy-Alternate Sources	$33,134
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 359,940
	Total Entertainment	$359,940
	Food — 0.9%
120,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 109,462
57,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	47,450
186,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	185,148
90,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	91,550
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	381,756
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	181,106
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	172,796
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	20,541
	Total Food	$1,189,809
	Gas — 0.9%
465,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 486,447
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	104,790
10
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Gas — (continued)
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 385,356
141,849	Nakilat, Inc., 6.267%, 12/31/33 (144A)	149,474
	Total Gas	$1,126,067
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 107,333
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	128,584
	Total Hand & Machine Tools	$235,917
	Healthcare-Products — 0.4%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 75,344
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	291,667
55,000	Smith & Nephew Plc, 5.40%, 3/20/34	54,594
110,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	111,441
	Total Healthcare-Products	$533,046
	Healthcare-Services — 0.2%
95,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 95,519
65,000	Elevance Health, Inc., 5.375%, 6/15/34	64,421
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	75,342
75,000	Humana, Inc., 5.375%, 4/15/31	74,372
	Total Healthcare-Services	$309,654
	Insurance — 2.3%
50,000	Arthur J Gallagher & Co., 4.85%, 12/15/29	$ 49,771
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	170,510
270,000	Brown & Brown, Inc., 5.65%, 6/11/34	270,292
35,000	CNO Financial Group, Inc., 6.45%, 6/15/34	36,160
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	424,902
25,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	24,886
240,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	216,251
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	275,331
130,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	134,026
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	511,749
155,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	153,144
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	355,428
355,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	300,556
86,000	Primerica, Inc., 2.80%, 11/19/31	73,599
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	28,836
	Total Insurance	$3,025,441
	Internet — 0.1%
100,000	Uber Technologies, Inc., 4.80%, 9/15/34	$ 95,707
	Total Internet	$95,707
	Iron & Steel — 0.2%
90,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 88,390
150,000	Steel Dynamics, Inc., 5.375%, 8/15/34	148,697
	Total Iron & Steel	$237,087
The accompanying notes are an integral part of these financial statements.
11

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Leisure Time — 0.1%
43,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 42,898
145,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	144,656
	Total Leisure Time	$187,554
	Lodging — 0.7%
50,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 50,060
225,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	231,830
135,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	135,438
20,000	Las Vegas Sands Corp., 6.00%, 8/15/29	20,260
520,000	Marriott International, Inc., 3.50%, 10/15/32	458,745
	Total Lodging	$896,333
	Machinery-Diversified — 0.2%
210,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 207,129
	Total Machinery-Diversified	$207,129
	Mining — 0.4%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 302,670
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	272,790
	Total Mining	$575,460
	Multi-National — 0.2%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 207,658
	Total Multi-National	$207,658
	Office & Business Equipment — 0.1%
130,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 128,133
	Total Office & Business Equipment	$128,133
	Oil & Gas — 1.6%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 552,718
430,000(b)(e)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 167 bps)	422,502
180,000	ConocoPhillips Co., 5.65%, 1/15/65	170,132
195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	181,757
80,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	75,210
290,000	Phillips 66 Co., 5.25%, 6/15/31	290,773
312,000	Valero Energy Corp., 6.625%, 6/15/37	327,270
	Total Oil & Gas	$2,020,362
	Oil & Gas Services — 0.1%
90,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 89,888
	Total Oil & Gas Services	$89,888
	Packaging & Containers — 0.1%
81,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 81,124
	Total Packaging & Containers	$81,124
	Pharmaceuticals — 0.4%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 34,182
260,000	CVS Health Corp., 5.25%, 2/21/33	249,250
30,000	Novartis Capital Corp., 4.70%, 9/18/54	26,460
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	195,304
	Total Pharmaceuticals	$505,196
12
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Pipelines — 2.0%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 65,516
110,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	107,330
95,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	95,669
105,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	107,933
105,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	109,032
160,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	177,705
40,000	Energy Transfer LP, 4.15%, 9/15/29	38,389
455,000	Energy Transfer LP, 5.60%, 9/1/34	454,600
150,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	134,987
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	122,963
225,000	MPLX LP, 5.50%, 6/1/34	221,753
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	198,373
70,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	72,382
117,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	119,956
115,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	119,937
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	49,737
80,000	Williams Cos., Inc., 5.15%, 3/15/34	77,779
89,000	Williams Cos., Inc., 7.75%, 6/15/31	99,204
250,000	Williams Cos., Inc., 7.50%, 1/15/31	276,387
	Total Pipelines	$2,649,632
	REITs — 1.4%
65,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 62,204
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	229,163
47,000	Highwoods Realty LP, 2.60%, 2/1/31	39,147
15,000	Highwoods Realty LP, 3.05%, 2/15/30	13,229
41,000	Highwoods Realty LP, 4.125%, 3/15/28	39,223
285,000	LXP Industrial Trust, 2.375%, 10/1/31	231,708
165,000	LXP Industrial Trust, 2.70%, 9/15/30	142,695
278,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	175,170
165,000	Simon Property Group LP, 4.75%, 9/26/34	156,330
500,000	Sun Communities Operating LP , 5.70%, 1/15/33	498,001
180,000	UDR, Inc., 4.40%, 1/26/29	174,981
25,000	UDR, Inc., 5.125%, 9/1/34	24,244
	Total REITs	$1,786,095
	Retail — 0.9%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 49,446
55,000	AutoNation, Inc., 2.40%, 8/1/31	45,379
245,000	AutoNation, Inc., 3.85%, 3/1/32	219,592
125,000	AutoNation, Inc., 4.75%, 6/1/30	120,683
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	340,898
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	316,324
85,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	81,231
	Total Retail	$1,173,553
	Savings & Loans — 0.2%
320,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 320,289
	Total Savings & Loans	$320,289
The accompanying notes are an integral part of these financial statements.
13

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Semiconductors — 1.6%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 28,583
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	382,632
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	121,905
100,000	Broadcom, Inc., 4.30%, 11/15/32	94,314
105,000	Broadcom, Inc., 5.05%, 7/12/29	105,399
445,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	435,331
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	202,804
180,000	Microchip Technology, Inc., 5.05%, 2/15/30	178,752
260,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	261,269
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	268,112
	Total Semiconductors	$2,079,101
	Software — 0.2%
110,000	Roper Technologies, Inc., 4.75%, 2/15/32	$ 107,211
180,000	Roper Technologies, Inc., 4.90%, 10/15/34	173,117
	Total Software	$280,328
	Telecommunications — 0.2%
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	$ 148,177
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	143,531
	Total Telecommunications	$291,708
	Trucking & Leasing — 0.3%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 93,773
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	279,109
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	25,735
	Total Trucking & Leasing	$398,617
	Total Corporate Bonds (Cost $53,084,165)	$50,697,820

Face Amount USD ($)
	Insurance-Linked Securities — 0.0% of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(f)(g)+	Lorenz Re 2019, 6/30/25	$ 201
	Total Reinsurance Sidecars	$201
	Total Insurance-Linked Securities (Cost $3,878)	$201

Principal Amount USD ($)
	Foreign Government Bond — 0.4% of Net Assets
	United Arab Emirates — 0.4%
485,000	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 481,109
	Total United Arab Emirates	$481,109
	Total Foreign Government Bond (Cost $485,000)	$481,109

14
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 40.2% of Net Assets
1,373,775	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 1,103,401
85,708	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	66,899
85,843	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	71,021
46,495	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	38,649
817,350	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	673,806
45,510	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	37,591
9,511	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	9,223
13,643	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	12,053
66,247	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	58,527
22,954	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	20,279
76,507	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	66,521
55,853	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	48,444
410,891	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	349,268
67,225	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	58,064
140,500	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	119,508
95,429	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	82,653
10,600	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	10,374
16,665	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	15,205
72,188	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	65,840
363,349	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	327,963
8,150	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	7,325
87,733	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	78,206
281,320	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	249,262
47,368	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	44,692
66,227	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	62,398
14,421	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	13,356
10,423	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	9,640
10,242	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	10,206
2,619	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,604
176,105	Federal Home Loan Mortgage Corp., 5.500%, 9/1/39	177,292
7,860	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	7,908
158,250	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	158,691
96,522	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	95,807
78,467	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	77,988
269	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	273
1,393	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,427
2,725	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	2,806
2,184	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,233
444	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	456
186,968	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	189,586
89,985	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	91,092
87,683	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	89,167
99,360	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	101,085
493,228	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	496,493
197,036	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	198,631
194,341	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	196,012
199,600	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	202,131
725	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	740
420	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	433
The accompanying notes are an integral part of these financial statements.
15

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,881	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	$ 1,931
492	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	505
2,967	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	3,046
1,293	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,328
44,038	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	45,457
225,806	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	235,557
89,174	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	92,106
61,096	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	62,627
98,508	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	101,299
174,089	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	179,404
3,096,977	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,161,088
146,005	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	149,495
141,307	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	144,772
209,764	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	214,094
192,036	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	196,568
95,200	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	97,748
69,752	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	71,911
99,700	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	102,494
99,668	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	102,948
93,362	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	95,933
348	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	361
566	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	587
29,839	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,087
199,078	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	207,164
332	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	336
1,455,756	Federal National Mortgage Association, 1.500%, 3/1/42	1,170,190
100,000	Federal National Mortgage Association, 2.000%, 1/1/40 (TBA)	88,287
527,198	Federal National Mortgage Association, 2.000%, 12/1/41	438,224
91,643	Federal National Mortgage Association, 2.000%, 2/1/42	76,067
404,349	Federal National Mortgage Association, 2.000%, 4/1/42	334,117
276,826	Federal National Mortgage Association, 2.000%, 11/1/51	220,224
77,476	Federal National Mortgage Association, 2.000%, 11/1/51	61,363
252,381	Federal National Mortgage Association, 2.000%, 3/1/52	197,208
900,000	Federal National Mortgage Association, 2.000%, 1/1/55 (TBA)	700,102
6,173	Federal National Mortgage Association, 2.500%, 7/1/30	5,879
5,161	Federal National Mortgage Association, 2.500%, 7/1/30	4,919
9,796	Federal National Mortgage Association, 2.500%, 7/1/30	9,335
28,292	Federal National Mortgage Association, 2.500%, 2/1/43	24,060
6,132	Federal National Mortgage Association, 2.500%, 2/1/43	5,169
5,021	Federal National Mortgage Association, 2.500%, 3/1/43	4,270
4,936	Federal National Mortgage Association, 2.500%, 8/1/43	4,192
14,639	Federal National Mortgage Association, 2.500%, 4/1/45	12,306
18,137	Federal National Mortgage Association, 2.500%, 4/1/45	15,190
8,037	Federal National Mortgage Association, 2.500%, 4/1/45	6,716
12,396	Federal National Mortgage Association, 2.500%, 4/1/45	10,401
6,249	Federal National Mortgage Association, 2.500%, 4/1/45	5,227
6,835	Federal National Mortgage Association, 2.500%, 4/1/45	5,796
18,337	Federal National Mortgage Association, 2.500%, 4/1/45	15,433
17,247	Federal National Mortgage Association, 2.500%, 8/1/45	14,423
16
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
281,769	Federal National Mortgage Association, 2.500%, 8/1/50	$ 235,613
718,815	Federal National Mortgage Association, 2.500%, 5/1/51	597,034
389,960	Federal National Mortgage Association, 2.500%, 5/1/51	324,214
775,216	Federal National Mortgage Association, 2.500%, 11/1/51	643,437
194,902	Federal National Mortgage Association, 2.500%, 12/1/51	161,079
1,609,097	Federal National Mortgage Association, 2.500%, 1/1/52	1,328,885
77,873	Federal National Mortgage Association, 2.500%, 2/1/52	64,574
1,677,926	Federal National Mortgage Association, 2.500%, 4/1/52	1,368,949
363,587	Federal National Mortgage Association, 2.500%, 4/1/52	303,342
3,595	Federal National Mortgage Association, 3.000%, 3/1/29	3,492
21,308	Federal National Mortgage Association, 3.000%, 10/1/30	20,502
23,509	Federal National Mortgage Association, 3.000%, 8/1/45	20,613
97,232	Federal National Mortgage Association, 3.000%, 2/1/47	85,798
70,501	Federal National Mortgage Association, 3.000%, 3/1/47	61,652
71,976	Federal National Mortgage Association, 3.000%, 4/1/47	62,937
87,260	Federal National Mortgage Association, 3.000%, 8/1/50	75,486
357,789	Federal National Mortgage Association, 3.000%, 2/1/51	309,156
333,280	Federal National Mortgage Association, 3.000%, 11/1/51	287,475
377,622	Federal National Mortgage Association, 3.000%, 1/1/52	325,907
82,676	Federal National Mortgage Association, 3.000%, 2/1/52	71,428
509,193	Federal National Mortgage Association, 3.000%, 3/1/52	441,270
86,868	Federal National Mortgage Association, 3.000%, 5/1/52	75,114
476,960	Federal National Mortgage Association, 3.000%, 6/1/52	405,783
235,298	Federal National Mortgage Association, 3.000%, 6/1/52	200,114
202,230	Federal National Mortgage Association, 3.000%, 2/1/57	164,816
4,416	Federal National Mortgage Association, 3.500%, 10/1/41	4,024
23,519	Federal National Mortgage Association, 3.500%, 9/1/45	21,107
64,956	Federal National Mortgage Association, 3.500%, 10/1/45	59,134
106,024	Federal National Mortgage Association, 3.500%, 1/1/48	95,617
110,226	Federal National Mortgage Association, 3.500%, 5/1/49	100,404
151,615	Federal National Mortgage Association, 3.500%, 3/1/52	135,761
367,813	Federal National Mortgage Association, 3.500%, 3/1/52	327,921
19,005	Federal National Mortgage Association, 3.500%, 4/1/52	16,907
87,287	Federal National Mortgage Association, 3.500%, 4/1/52	77,766
214,763	Federal National Mortgage Association, 3.500%, 5/1/52	191,494
400,000	Federal National Mortgage Association, 3.500%, 1/1/55 (TBA)	353,767
106,565	Federal National Mortgage Association, 3.500%, 8/1/58	94,041
78,089	Federal National Mortgage Association, 4.000%, 10/1/40	73,676
9,484	Federal National Mortgage Association, 4.000%, 12/1/40	8,948
138,759	Federal National Mortgage Association, 4.000%, 4/1/44	130,862
208,639	Federal National Mortgage Association, 4.000%, 7/1/51	192,135
56,384	Federal National Mortgage Association, 4.000%, 9/1/51	52,134
390,962	Federal National Mortgage Association, 4.000%, 10/1/52	357,833
200,000	Federal National Mortgage Association, 4.000%, 1/1/55 (TBA)	182,876
142,622	Federal National Mortgage Association, 4.500%, 9/1/43	138,273
81,432	Federal National Mortgage Association, 4.500%, 1/1/44	78,947
296,086	Federal National Mortgage Association, 4.500%, 9/1/52	279,125
600,000	Federal National Mortgage Association, 4.500%, 1/1/55 (TBA)	564,283
17,283	Federal National Mortgage Association, 5.000%, 5/1/31	17,342
The accompanying notes are an integral part of these financial statements.
17

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,671	Federal National Mortgage Association, 5.000%, 12/1/44	$ 2,661
243,021	Federal National Mortgage Association, 5.000%, 8/1/52	235,320
89,783	Federal National Mortgage Association, 5.000%, 4/1/53	86,916
1,300,000	Federal National Mortgage Association, 5.000%, 1/1/55 (TBA)	1,254,597
1,200,000	Federal National Mortgage Association, 5.000%, 2/1/55 (TBA)	1,157,527
2,160	Federal National Mortgage Association, 5.500%, 9/1/33	2,175
2,378	Federal National Mortgage Association, 5.500%, 12/1/34	2,400
7,614	Federal National Mortgage Association, 5.500%, 10/1/35	7,666
268,605	Federal National Mortgage Association, 5.500%, 9/1/39	270,416
168,419	Federal National Mortgage Association, 5.500%, 4/1/50	168,820
236,463	Federal National Mortgage Association, 5.500%, 4/1/50	237,074
79,747	Federal National Mortgage Association, 5.500%, 4/1/53	79,096
91,108	Federal National Mortgage Association, 5.500%, 4/1/53	90,315
89,330	Federal National Mortgage Association, 5.500%, 4/1/53	88,334
86,564	Federal National Mortgage Association, 5.500%, 4/1/53	86,454
82,198	Federal National Mortgage Association, 5.500%, 7/1/53	81,610
1,000,000	Federal National Mortgage Association, 5.500%, 1/1/55 (TBA)	986,749
1,000,000	Federal National Mortgage Association, 5.500%, 2/1/55 (TBA)	986,045
986	Federal National Mortgage Association, 6.000%, 9/1/29	1,006
408	Federal National Mortgage Association, 6.000%, 10/1/32	418
1,607	Federal National Mortgage Association, 6.000%, 11/1/32	1,645
4,653	Federal National Mortgage Association, 6.000%, 11/1/32	4,675
5,541	Federal National Mortgage Association, 6.000%, 4/1/33	5,593
2,042	Federal National Mortgage Association, 6.000%, 5/1/33	2,075
3,011	Federal National Mortgage Association, 6.000%, 6/1/33	3,044
6,084	Federal National Mortgage Association, 6.000%, 7/1/34	6,256
358	Federal National Mortgage Association, 6.000%, 9/1/34	363
383	Federal National Mortgage Association, 6.000%, 7/1/38	387
98,683	Federal National Mortgage Association, 6.000%, 1/1/53	101,218
26,621	Federal National Mortgage Association, 6.000%, 1/1/53	27,069
86,733	Federal National Mortgage Association, 6.000%, 4/1/53	87,747
169,828	Federal National Mortgage Association, 6.000%, 5/1/53	174,171
77,983	Federal National Mortgage Association, 6.000%, 5/1/53	79,807
166,685	Federal National Mortgage Association, 6.000%, 6/1/53	170,346
83,543	Federal National Mortgage Association, 6.000%, 7/1/53	84,303
70,889	Federal National Mortgage Association, 6.000%, 7/1/53	71,970
79,145	Federal National Mortgage Association, 6.000%, 7/1/53	80,535
71,586	Federal National Mortgage Association, 6.000%, 7/1/53	72,307
182,883	Federal National Mortgage Association, 6.000%, 8/1/53	185,684
673,506	Federal National Mortgage Association, 6.000%, 9/1/53	677,111
99,165	Federal National Mortgage Association, 6.000%, 8/1/54	99,776
600,000	Federal National Mortgage Association, 6.000%, 1/1/55 (TBA)	602,766
1,100,000	Federal National Mortgage Association, 6.000%, 2/1/55 (TBA)	1,104,125
214	Federal National Mortgage Association, 6.500%, 4/1/29	219
408	Federal National Mortgage Association, 6.500%, 2/1/32	425
1,121	Federal National Mortgage Association, 6.500%, 3/1/32	1,162
1,916	Federal National Mortgage Association, 6.500%, 4/1/32	1,976
901	Federal National Mortgage Association, 6.500%, 8/1/32	922
649	Federal National Mortgage Association, 6.500%, 8/1/32	666
18
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,911	Federal National Mortgage Association, 6.500%, 7/1/34	$ 10,276
160,154	Federal National Mortgage Association, 6.500%, 3/1/53	165,419
74,240	Federal National Mortgage Association, 6.500%, 8/1/53	76,633
83,971	Federal National Mortgage Association, 6.500%, 8/1/53	86,732
50,597	Federal National Mortgage Association, 6.500%, 8/1/53	51,863
39,614	Federal National Mortgage Association, 6.500%, 8/1/53	40,664
249,109	Federal National Mortgage Association, 6.500%, 9/1/53	257,299
82,527	Federal National Mortgage Association, 6.500%, 9/1/53	85,187
98,053	Federal National Mortgage Association, 6.500%, 3/1/54	100,513
521,616	Federal National Mortgage Association, 6.500%, 5/1/54	532,607
99,614	Federal National Mortgage Association, 6.500%, 6/1/54	101,918
165,868	Federal National Mortgage Association, 6.500%, 7/1/54	169,774
166,115	Federal National Mortgage Association, 6.500%, 7/1/54	169,833
157,297	Federal National Mortgage Association, 6.500%, 7/1/54	160,973
97,463	Federal National Mortgage Association, 6.500%, 7/1/54	100,159
95,702	Federal National Mortgage Association, 6.500%, 8/1/54	97,671
198,980	Federal National Mortgage Association, 6.500%, 8/1/54	203,099
99,639	Federal National Mortgage Association, 6.500%, 8/1/54	102,139
200,000	Federal National Mortgage Association, 6.500%, 2/1/55 (TBA)	203,961
291	Federal National Mortgage Association, 7.000%, 11/1/29	302
251	Federal National Mortgage Association, 7.000%, 7/1/31	260
710	Federal National Mortgage Association, 7.000%, 1/1/32	736
176	Federal National Mortgage Association, 7.500%, 2/1/31	182
1,180	Federal National Mortgage Association, 8.000%, 10/1/30	1,229
600,000	Government National Mortgage Association, 2.000%, 1/20/55 (TBA)	479,766
700,000	Government National Mortgage Association, 2.500%, 1/20/55 (TBA)	584,500
300,000	Government National Mortgage Association, 3.000%, 1/20/55 (TBA)	260,109
200,000	Government National Mortgage Association, 3.500%, 1/20/55 (TBA)	178,758
100,000	Government National Mortgage Association, 4.500%, 2/20/54 (TBA)	94,504
200,000	Government National Mortgage Association, 5.000%, 1/20/55 (TBA)	194,008
200,000	Government National Mortgage Association, 5.500%, 1/20/55 (TBA)	198,347
300,000	Government National Mortgage Association, 6.000%, 1/20/55 (TBA)	301,969
300,000	Government National Mortgage Association, 6.500%, 1/20/55 (TBA)	305,137
74,409	Government National Mortgage Association I, 3.500%, 11/15/41	68,516
25,897	Government National Mortgage Association I, 3.500%, 8/15/42	23,749
9,116	Government National Mortgage Association I, 3.500%, 10/15/42	8,359
28,667	Government National Mortgage Association I, 3.500%, 1/15/45	26,288
19,240	Government National Mortgage Association I, 3.500%, 8/15/46	17,571
302	Government National Mortgage Association I, 4.000%, 1/15/25	302
46,803	Government National Mortgage Association I, 4.000%, 8/15/43	44,659
57,835	Government National Mortgage Association I, 4.000%, 3/15/44	54,281
10,065	Government National Mortgage Association I, 4.000%, 9/15/44	9,452
21,468	Government National Mortgage Association I, 4.000%, 4/15/45	20,160
32,487	Government National Mortgage Association I, 4.000%, 6/15/45	30,642
3,154	Government National Mortgage Association I, 4.000%, 7/15/45	2,954
6,236	Government National Mortgage Association I, 4.000%, 8/15/45	5,827
20,243	Government National Mortgage Association I, 4.500%, 5/15/39	19,636
743	Government National Mortgage Association I, 4.500%, 8/15/41	713
3,058	Government National Mortgage Association I, 5.500%, 3/15/33	3,141
The accompanying notes are an integral part of these financial statements.
19

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,479	Government National Mortgage Association I, 5.500%, 7/15/33	$ 3,527
8,836	Government National Mortgage Association I, 5.500%, 8/15/33	8,908
4,666	Government National Mortgage Association I, 5.500%, 10/15/34	4,703
1,661	Government National Mortgage Association I, 6.000%, 4/15/28	1,698
968	Government National Mortgage Association I, 6.000%, 2/15/29	990
2,941	Government National Mortgage Association I, 6.000%, 9/15/32	3,047
941	Government National Mortgage Association I, 6.000%, 10/15/32	959
7,040	Government National Mortgage Association I, 6.000%, 11/15/32	7,303
3,675	Government National Mortgage Association I, 6.000%, 11/15/32	3,733
2,127	Government National Mortgage Association I, 6.000%, 1/15/33	2,195
5,542	Government National Mortgage Association I, 6.000%, 12/15/33	5,711
2,932	Government National Mortgage Association I, 6.000%, 8/15/34	3,041
6,308	Government National Mortgage Association I, 6.000%, 8/15/34	6,443
127	Government National Mortgage Association I, 6.500%, 3/15/26	128
790	Government National Mortgage Association I, 6.500%, 6/15/28	809
2,487	Government National Mortgage Association I, 6.500%, 5/15/29	2,554
833	Government National Mortgage Association I, 6.500%, 5/15/29	853
6,079	Government National Mortgage Association I, 6.500%, 7/15/31	6,255
1,925	Government National Mortgage Association I, 6.500%, 9/15/31	2,005
3,781	Government National Mortgage Association I, 6.500%, 10/15/31	3,828
1,594	Government National Mortgage Association I, 6.500%, 12/15/31	1,625
684	Government National Mortgage Association I, 6.500%, 12/15/31	701
403	Government National Mortgage Association I, 6.500%, 4/15/32	414
234	Government National Mortgage Association I, 6.500%, 4/15/32	238
235	Government National Mortgage Association I, 6.500%, 6/15/32	237
876	Government National Mortgage Association I, 6.500%, 6/15/32	899
2,287	Government National Mortgage Association I, 6.500%, 7/15/32	2,338
5,683	Government National Mortgage Association I, 6.500%, 12/15/32	5,827
2,882	Government National Mortgage Association I, 7.000%, 7/15/26	2,880
247	Government National Mortgage Association I, 7.000%, 9/15/27	248
3,658	Government National Mortgage Association I, 7.000%, 2/15/28	3,656
1,085	Government National Mortgage Association I, 7.000%, 1/15/29	1,104
612	Government National Mortgage Association I, 7.000%, 6/15/29	611
207	Government National Mortgage Association I, 7.000%, 7/15/29	209
500	Government National Mortgage Association I, 7.000%, 7/15/29	506
392	Government National Mortgage Association I, 7.000%, 12/15/30	394
558	Government National Mortgage Association I, 7.000%, 2/15/31	561
911	Government National Mortgage Association I, 7.000%, 8/15/31	941
865	Government National Mortgage Association I, 7.500%, 10/15/29	869
294,128	Government National Mortgage Association II, 2.000%, 7/20/51	235,448
398,242	Government National Mortgage Association II, 2.500%, 9/20/54	332,921
293,027	Government National Mortgage Association II, 3.000%, 6/20/52	254,236
1,962	Government National Mortgage Association II, 3.500%, 3/20/45	1,731
3,836	Government National Mortgage Association II, 3.500%, 4/20/45	3,465
11,975	Government National Mortgage Association II, 3.500%, 4/20/45	10,831
7,051	Government National Mortgage Association II, 3.500%, 4/20/45	6,337
28,607	Government National Mortgage Association II, 3.500%, 1/20/46	25,925
13,346	Government National Mortgage Association II, 3.500%, 3/20/46	12,102
53,226	Government National Mortgage Association II, 3.500%, 11/20/46	48,166
20
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,705	Government National Mortgage Association II, 4.000%, 8/20/39	$ 6,354
8,527	Government National Mortgage Association II, 4.000%, 7/20/42	8,080
107,501	Government National Mortgage Association II, 4.000%, 7/20/44	101,248
10,640	Government National Mortgage Association II, 4.000%, 9/20/44	10,019
11,252	Government National Mortgage Association II, 4.000%, 3/20/46	10,576
33,436	Government National Mortgage Association II, 4.000%, 10/20/46	31,364
23,847	Government National Mortgage Association II, 4.000%, 2/20/48	22,083
32,125	Government National Mortgage Association II, 4.000%, 4/20/48	29,764
3,180	Government National Mortgage Association II, 4.500%, 9/20/41	3,086
17,205	Government National Mortgage Association II, 4.500%, 5/20/43	16,697
56,664	Government National Mortgage Association II, 4.500%, 1/20/44	54,741
39,453	Government National Mortgage Association II, 4.500%, 9/20/44	37,928
14,685	Government National Mortgage Association II, 4.500%, 10/20/44	14,179
28,207	Government National Mortgage Association II, 4.500%, 11/20/44	27,235
71,304	Government National Mortgage Association II, 4.500%, 2/20/48	68,460
111,407	Government National Mortgage Association II, 5.000%, 9/20/47	109,888
82,603	Government National Mortgage Association II, 5.500%, 9/20/52	82,292
3,591	Government National Mortgage Association II, 6.000%, 11/20/33	3,670
421	Government National Mortgage Association II, 6.500%, 8/20/28	429
785	Government National Mortgage Association II, 6.500%, 12/20/28	799
578	Government National Mortgage Association II, 6.500%, 9/20/31	600
209	Government National Mortgage Association II, 7.000%, 5/20/26	214
1,433	Government National Mortgage Association II, 7.000%, 2/20/29	1,467
309	Government National Mortgage Association II, 7.000%, 1/20/31	323
83	Government National Mortgage Association II, 7.500%, 8/20/27	84
5	Government National Mortgage Association II, 8.000%, 8/20/25	5
8,500,000(h)	U.S. Treasury Bills, 1/14/25	8,488,116
1,597,400	U.S. Treasury Bonds, 2.250%, 2/15/52	968,408
	Total U.S. Government and Agency Obligations (Cost $53,411,932)	$51,974,158

Shares
	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
1,156,168(i)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 1,156,168
		$1,156,168
	TOTAL SHORT TERM INVESTMENTS (Cost $1,156,168)	$1,156,168
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.7% (Cost $140,620,611)	$134,222,390
The accompanying notes are an integral part of these financial statements.
21

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Shares		Net Realized Gain (Loss) for the year ended 12/31/24	Change in Unrealized Appreciation (Depreciation) for the year ended 12/31/24	Capital Gain Distributions for the year ended 12/31/24	Dividend Income for the year ended 12/31/24	Value
	Affiliated Issuer — 3.0%
	Closed-End Fund — 3.0% of Net Assets
431,639(j)	Pioneer ILS Interval Fund	$—	$168,608	$—	$444,304	$ 3,854,535
	Total Investments in Affiliated Issuer — 3.0% (Cost $4,200,411)					$3,854,535
Principal Amount USD ($)
	TBA Sales Commitments — (4.3)% of Net Assets
	U.S. Government and Agency Obligations — (4.3)%
(2,500,000)	Federal National Mortgage Association, 2.500%, 1/1/55 (TBA)	$ (2,035,937)
(800,000)	Federal National Mortgage Association, 3.000%, 1/1/55 (TBA)	(679,375)
(300,000)	Federal National Mortgage Association, 5.500%, 1/1/40 (TBA)	(301,956)
(2,400,000)	Federal National Mortgage Association, 6.500%, 1/1/55 (TBA)	(2,449,500)
(100,000)	Government National Mortgage Association, 4.000%, 1/20/55 (TBA)	(92,099)
	TOTAL TBA SALES COMMITMENTS (Proceeds $5,628,531)	$(5,558,867)

	OTHER ASSETS AND LIABILITIES — (2.4)%	$(3,146,541)
	net assets — 100.0%	$129,371,517

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $46,990,304, or 36.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2024.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Non-income producing security.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
22
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,878	$ 201
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
13	U.S. 2 Year Note (CBT)	3/31/25	$2,672,704	$2,672,922	$218
300	U.S. 5 Year Note (CBT)	3/31/25	32,024,554	31,891,407	(133,147)
26	U.S. 10 Year Note (CBT)	3/20/25	2,854,379	2,827,500	(26,879)
38	U.S. Ultra Bond (CBT)	3/20/25	4,673,415	4,518,437	(154,978)
			$42,225,052	$41,910,266	$(314,786)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
4	U.S. 10 Year Ultra Bond (CBT)	3/20/25	$(446,116)	$(445,250)	$866
TOTAL FUTURES CONTRACTS			$41,778,936	$41,465,016	$(313,920)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
5,800,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(400,651)	$(52,723)	$(453,374)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(400,651)	$(52,723)	$(453,374)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased) for the year ended December 31, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$1,064,709	$12,336,473
Other Long-Term Securities	$62,708,678	$60,495,725
At December 31, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $145,275,717 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,304,535
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,433,663)
Net unrealized depreciation	$(7,129,128)
The accompanying notes are an integral part of these financial statements.
23

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$440,758	$—	$440,758
Asset Backed Securities	—	13,172,642	—	13,172,642
Collateralized Mortgage Obligations	—	10,291,558	—	10,291,558
Commercial Mortgage-Backed Securities	—	6,007,976	0*	6,007,976
Corporate Bonds	—	50,697,820	—	50,697,820
Insurance-Linked Securities
Reinsurance Sidecars	—	—	201	201
Foreign Government Bond	—	481,109	—	481,109
U.S. Government and Agency Obligations	—	51,974,158	—	51,974,158
Open-End Fund	1,156,168	—	—	1,156,168
Affiliated Closed-End Fund	3,854,535	—	—	3,854,535
Total Investments in Securities	$5,010,703	$133,066,021	$201	$138,076,925
Liabilities
TBA Sales Commitments	$—	$(5,558,867)	$—	$(5,558,867)
Total Liabilities	$—	$(5,558,867)	$—	$(5,558,867)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(313,920)	$—	$—	$(313,920)
Centrally cleared swap contracts^	—	(52,723)	—	(52,723)
Total Other Financial Instruments	$(313,920)	$(52,723)	$—	$(366,643)
*	Securities valued at less than $0.005.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the year ended December 31, 2024, there were no transfers in or out of Level 3.
24
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $140,620,611)	$134,222,390
Investments in affiliated issuers, at value (cost $4,200,411)	3,854,535
Cash	6,063
Futures collateral	1,012,846
Swaps collateral	722,250
Due from broker for futures	49,641
Receivables —
Investment securities sold	7,242,494
Portfolio shares sold	44,852
Dividends	4,369
Interest	934,253
Other assets	1,155
Total assets	$148,094,848
LIABILITIES:
Payables —
Investment securities purchased	$12,514,424
Portfolio shares repurchased	30,235
Distributions	64
Trustees’ fees	190
Interest expense	9,667
Variation margin for centrally cleared swap contracts	5,440
Variation margin for futures contracts	49,641
TBA sales commitments, at value	5,558,867
Swap contracts, at value (premium received $400,651)	453,374
Management fees	6,089
Administrative expenses	4,566
Distribution fees	3,621
Accrued expenses	87,153
Total liabilities	$18,723,331
NET ASSETS:
Paid-in capital	$153,818,828
Distributable earnings (loss)	(24,447,311)
Net assets	$129,371,517
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $22,488,311/2,401,481 shares)	$9.36
Class II (based on $106,883,206/11,387,807 shares)	$9.39
The accompanying notes are an integral part of these financial statements.
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $888)	$6,394,040
Dividends from affiliated issuers	444,304
Dividends from unaffiliated issuers	102,339
Total Investment Income		$6,940,683
EXPENSES:
Management fees	$526,480
Administrative expenses	42,131
Distribution fees
Class II	273,133
Custodian fees	1,680
Professional fees	61,710
Printing expense	4,054
Officers’ and Trustees’ fees	9,187
Insurance expense	1,155
Miscellaneous	46,660
Total expenses		$966,190
Less fees waived and expenses reimbursed by the Adviser		(61,475)
Net expenses		$904,715
Net investment income		$6,035,968
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(749,169)
TBA sales commitments	(69,563)
Futures contracts	(909,657)
Swap contracts	(847,690)	$(2,576,079)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$425,441
Investments in affiliated issuers	168,608
TBA sales commitments	99,352
Futures contracts	(725,146)
Swap contracts	402,851	$371,106
Net realized and unrealized gain (loss) on investments		$(2,204,973)
Net increase in net assets resulting from operations		$3,830,995
26
The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$6,035,968	$5,773,648
Net realized gain (loss) on investments	(2,576,079)	(6,998,310)
Change in net unrealized appreciation (depreciation) on investments	371,106	10,041,786
Net increase in net assets resulting from operations	$3,830,995	$8,817,124
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($0.39 and $0.37 per share, respectively)	$(922,620)	$(935,943)
Class II ($0.37 and $0.34 per share, respectively)	(4,242,177)	(4,205,994)
Tax return of capital:
Class I ($0.03 and $— per share, respectively)	$(85,307)	$—
Class II ($0.03 and $— per share, respectively)	(392,236)	—
Total distributions to shareholders	$(5,642,340)	$(5,141,937)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$32,256,105	$22,010,743
Reinvestment of distributions	5,641,963	5,141,937
Cost of shares repurchased	(40,231,742)	(39,512,283)
Net decrease in net assets resulting from Portfolio share transactions	$(2,333,674)	$(12,359,603)
Net decrease in net assets	$(4,145,019)	$(8,684,416)
NET ASSETS:
Beginning of year	$133,516,536	$142,200,952
End of year	$129,371,517	$133,516,536
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	892,464	$8,465,904	713,790	$6,663,825
Reinvestment of distributions	106,864	1,007,614	100,986	935,943
Less shares repurchased	(969,873)	(9,165,248)	(1,049,678)	(9,747,861)
Net increase (decrease)	29,455	$308,270	(234,902)	$(2,148,093)
Class II
Shares sold	2,501,336	$23,790,201	1,650,706	$15,346,918
Reinvestment of distributions	490,387	4,634,349	453,173	4,205,994
Less shares repurchased	(3,269,684)	(31,066,494)	(3,208,823)	(29,764,422)
Net decrease	(277,961)	$(2,641,944)	(1,104,944)	$(10,211,510)
The accompanying notes are an integral part of these financial statements.
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$9.49	$9.23	$11.27	$11.78	$11.17
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.45	0.41	0.28	0.24	0.30
Net realized and unrealized gain (loss) on investments	(0.16)	0.22	(1.87)	(0.20)	0.65
Net increase (decrease) from investment operations	$0.29	$0.63	$(1.59)	$0.04	$0.95
Distributions to shareholders:
Net investment income	(0.39)	(0.37)	(0.22)	(0.25)	(0.34)
Net realized gain	—	—	(0.21)	(0.30)	—
Tax return of capital	(0.03)	—	(0.02)	—	—
Total distributions	$(0.42)	$(0.37)	$(0.45)	$(0.55)	$(0.34)
Net increase (decrease) in net asset value	$(0.13)	$0.26	$(2.04)	$(0.51)	$0.61
Net asset value, end of period	$9.36	$9.49	$9.23	$11.27	$11.78
Total return(b)	3.15%	6.96%(c)	(14.19)%	0.38%	8.70%
Ratio of net expenses to average net assets	0.48%	0.55%	0.49%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets	4.80%	4.38%	2.85%	2.12%	2.68%
Portfolio turnover rate	53%	56%	65%	61%	59%
Net assets, end of period (in thousands)	$22,488	$22,519	$24,063	$33,091	$47,089
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.53%	0.59%	0.52%	0.60%	0.62%
Net investment income (loss) to average net assets	4.75%	4.34%	2.82%	2.09%	2.65%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
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The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll
Net asset value, beginning of period	$9.51	$9.25	$11.30	$11.80	$11.19
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.43	0.39	0.26	0.21	0.28
Net realized and unrealized gain (loss) on investments	(0.15)	0.21	(1.88)	(0.19)	0.65
Net increase (decrease) from investment operations	$0.28	$0.60	$(1.62)	$0.02	$0.93
Distributions to shareholders:
Net investment income	(0.37)	(0.34)	(0.20)	(0.22)	(0.32)
Net realized gain	—	—	(0.21)	(0.30)	—
Tax return of capital	(0.03)	—	(0.02)	—	—
Total distributions	$(0.40)	$(0.34)	$(0.43)	$(0.52)	$(0.32)
Net increase (decrease) in net asset value	$(0.12)	$0.26	$(2.05)	$(0.50)	$0.61
Net asset value, end of period	$9.39	$9.51	$9.25	$11.30	$11.80
Total return(b)	3.01%	6.68%(c)	(14.45)%	0.22%	8.42%
Ratio of net expenses to average net assets	0.73%	0.80%	0.74%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets	4.54%	4.14%	2.61%	1.86%	2.43%
Portfolio turnover rate	53%	56%	65%	61%	59%
Net assets, end of period (in thousands)	$106,883	$110,998	$118,138	$150,361	$140,599
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.78%	0.84%	0.77%	0.85%	0.87%
Net investment income (loss) to average net assets	4.49%	4.10%	2.58%	1.83%	2.40%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer Bond VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio seeks current income and total return.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s Adviser. Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2024, the Portfolio was permitted to carry forward indefinitely $6,001,305 of short-term losses and $11,258,077 of long-term losses.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$5,164,797	$5,141,937
Tax return of capital	477,543	—
Total	$5,642,340	$5,141,937
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Capital loss carryforward	$(17,259,382)
Other book/tax temporary differences	(64)
Net unrealized depreciation	(7,129,128)
Qualified late year loss deferral	(58,737)
Total	$(24,447,311)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax adjustments relating to tax deferral of losses on wash sales, premium and amortization, perpetual bond adjustments, and the mark to market of futures contracts and credit default swaps.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China,
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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
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The Portfolio invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Portfolio may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Portfolio may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Portfolio’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Portfolio’s performance.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or
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Notes to Financial Statements 12/31/24 (continued)
receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Portfolio at December 31, 2024 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance.
Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at December 31, 2024 is listed in the Schedule of Investments.
I.	TBA Purchases and Sales Commitments
The Portfolio may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Portfolio may enter into TBA transactions with the intention of taking
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possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Portfolio has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Portfolio’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of December 31, 2024, no collateral was pledged or received by the Portfolio
J.	Futures Contracts
The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2024 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended December 31, 2024 were $43,781,485 and $5,325,878, respectively. Open futures contracts outstanding at December 31, 2024 are listed in the Schedule of Investments.
K.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
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Notes to Financial Statements 12/31/24 (continued)
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2024 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the year ended December 31, 2024 was $7,388,220. Open credit default swap contracts at December 31, 2024 are listed in the Schedule of Investments.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Portfolio’s average daily net assets. For the year ended December 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.40% of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the year ended December 31, 2024, the Adviser waived $61,475 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent portfolio-wide expenses are reduced for Class I shares. This expense limitation is in effect through May 1, 2025. There can be no assurance that the Adviser will
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extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended December 31, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $6,089 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2024, the Portfolio paid $9,187 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $190 and a payable for administrative expenses of $4,566, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $3,621 in distribution fees payable to the Distributor at December 31, 2024.
6.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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Notes to Financial Statements 12/31/24 (continued)
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$313,920	$—	$—	$—	$—
Centrally cleared swap contracts†	—	52,723	—	—	—
Total Value	$313,920	$52,723	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(909,657)	$—	$—	$—	$—
Swap contracts	—	(847,690)	—	—	—
Total Value	$(909,657)	$(847,690)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(725,146)	$—	$—	$—	$—
Swap contracts	—	402,851	—	—	—
Total Value	$(725,146)	$402,851	$—	$—	$—
7.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2024, the Portfolio had no unfunded loan commitments outstanding.
8.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At December 31, 2024, the value of the Portfolio’s investment in afﬁliated issuers was $3,854,535, which represents 3.0% of the Portfolio’s net assets.
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Transactions in afﬁliated issuers by the Portfolio for the year ended December 31, 2024 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2023	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at December 31, 2024	Value at December 31, 2024
Pioneer ILS Interval Fund	$3,241,623	$—	$168,608	$—	$444,304	$—	431,639	$3,854,535
Annual and semi-annual shareholder reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.
9.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of
Pioneer Bond VCT Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Bond VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Portfolio’s ordinary income distributions derived from qualified interest income was 87.65%.
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Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Bond VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US, as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
44

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Portfolio’s Class II shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
45

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
46

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18656-19-0225

Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer Select Mid Cap Growth VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 2.3%
3,632(a)	Axon Enterprise, Inc.	$ 2,158,570
	Total Aerospace & Defense	$2,158,570
	Biotechnology — 5.3%
2,868(a)	Alnylam Pharmaceuticals, Inc.	$ 674,869
18,595(a)	Natera, Inc.	2,943,589
17,949(a)	Vaxcyte, Inc.	1,469,305
	Total Biotechnology	$5,087,763
	Building Products — 2.7%
7,338(a)	Builders FirstSource, Inc.	$ 1,048,820
3,559	Simpson Manufacturing Co., Inc.	590,189
12,853(a)	Trex Co., Inc.	887,243
	Total Building Products	$2,526,252
	Capital Markets — 8.4%
2,064	Evercore, Inc., Class A	$ 572,120
35,357	Marex Group Plc	1,102,078
3,578	MSCI, Inc.	2,146,836
52,456(a)	Robinhood Markets, Inc., Class A	1,954,510
8,022	State Street Corp.	787,359
11,143	Tradeweb Markets, Inc., Class A	1,458,842
	Total Capital Markets	$8,021,745
	Chemicals — 0.6%
1,620	Sherwin-Williams Co.	$ 550,687
	Total Chemicals	$550,687
	Communications Equipment — 1.9%
7,677(a)	Arista Networks, Inc.	$ 848,539
2,061	Motorola Solutions, Inc.	952,656
	Total Communications Equipment	$1,801,195
	Construction Materials — 1.4%
13,887	CRH Plc	$ 1,284,825
	Total Construction Materials	$1,284,825
	Containers & Packaging — 0.3%
42,135(a)	Ranpak Holdings Corp.	$ 289,889
	Total Containers & Packaging	$289,889
	Diversified Consumer Services — 0.5%
24,087(a)	KinderCare Learning Cos., Inc.	$ 428,749
	Total Diversified Consumer Services	$428,749
	Electric Utilities — 1.0%
10,422	NRG Energy, Inc.	$ 940,273
	Total Electric Utilities	$940,273
	Electrical Equipment — 4.6%
32,335(a)	Siemens Energy AG	$ 1,687,438
23,797	Vertiv Holdings Co., Class A	2,703,577
	Total Electrical Equipment	$4,391,015
2
The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electronic Equipment, Instruments & Components — 2.4%
16,715	Amphenol Corp., Class A	$ 1,160,857
28,401(a)	Flex, Ltd.	1,090,314
	Total Electronic Equipment, Instruments & Components	$2,251,171
	Entertainment — 1.6%
3,395(a)	Spotify Technology S.A.	$ 1,518,855
	Total Entertainment	$1,518,855
	Financial Services — 1.3%
20,687(a)	Affirm Holdings, Inc.	$ 1,259,838
	Total Financial Services	$1,259,838
	Ground Transportation — 1.9%
6,893	ArcBest Corp.	$ 643,254
8,342	TFI International, Inc.	1,126,921
	Total Ground Transportation	$1,770,175
	Health Care Equipment & Supplies — 4.6%
3,662(a)	Inspire Medical Systems, Inc.	$ 678,861
4,417(a)	Insulet Corp.	1,153,146
3,695(a)	Penumbra, Inc.	877,489
7,348	ResMed, Inc.	1,680,414
	Total Health Care Equipment & Supplies	$4,389,910
	Health Care Providers & Services — 1.4%
2,256	McKesson Corp.	$ 1,285,717
	Total Health Care Providers & Services	$1,285,717
	Health Care Technology — 1.3%
6,064(a)	Veeva Systems, Inc., Class A	$ 1,274,956
	Total Health Care Technology	$1,274,956
	Hotels, Restaurants & Leisure — 5.2%
25,914(a)	Chipotle Mexican Grill, Inc.	$ 1,562,614
27,394(a)	DraftKings, Inc., Class A	1,019,057
65,991(a)	Genius Sports, Ltd.	570,822
16,839(a)	Sweetgreen, Inc., Class A	539,858
28,247(a)	Viking Holdings, Ltd.	1,244,563
	Total Hotels, Restaurants & Leisure	$4,936,914
	Household Durables — 1.2%
3,621(a)	TopBuild Corp.	$ 1,127,362
	Total Household Durables	$1,127,362
	Insurance — 0.6%
41,082(a)	Oscar Health, Inc., Class A	$ 552,142
	Total Insurance	$552,142
	Interactive Media & Services — 1.0%
34,294(a)	Pinterest, Inc., Class A	$ 994,526
	Total Interactive Media & Services	$994,526
	IT Services — 3.4%
19,534(a)	Cloudflare, Inc., Class A	$ 2,103,421
5,075(a)	MongoDB, Inc.	1,181,511
	Total IT Services	$3,284,932
The accompanying notes are an integral part of these financial statements.
3

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Shares		Value
	Life Sciences Tools & Services — 1.6%
5,703	Agilent Technologies, Inc.	$ 766,141
4,987(a)	Repligen Corp.	717,829
	Total Life Sciences Tools & Services	$1,483,970
	Media — 2.3%
18,905(a)	Trade Desk, Inc., Class A	$ 2,221,905
	Total Media	$2,221,905
	Oil, Gas & Consumable Fuels — 3.7%
31,384(a)	Antero Resources Corp.	$ 1,100,009
64,537(a)	Comstock Resources, Inc.	1,175,864
23,589	Williams Cos., Inc.	1,276,637
	Total Oil, Gas & Consumable Fuels	$3,552,510
	Pharmaceuticals — 0.5%
18,971(a)	Edgewise Therapeutics, Inc.	$ 506,526
	Total Pharmaceuticals	$506,526
	Professional Services — 3.9%
6,313	Booz Allen Hamilton Holding Corp.	$ 812,483
6,039	Thomson Reuters Corp.	968,535
7,112	Verisk Analytics, Inc.	1,958,858
	Total Professional Services	$3,739,876
	Semiconductors & Semiconductor Equipment — 6.4%
12,071(a)	Advanced Micro Devices, Inc.	$ 1,458,056
2,471	ASM International NV	1,430,296
7,995	BE Semiconductor Industries NV	1,095,659
2,967(a)	Cirrus Logic, Inc.	295,454
17,137(a)	Credo Technology Group Holding, Ltd.	1,151,778
4,114(a)	Onto Innovation, Inc.	685,680
	Total Semiconductors & Semiconductor Equipment	$6,116,923
	Software — 15.1%
9,229(a)	AppLovin Corp., Class A	$ 2,988,627
3,327(a)	CyberArk Software, Ltd.	1,108,390
18,632(a)	Datadog, Inc., Class A	2,662,327
2,766(a)	HubSpot, Inc.	1,927,266
3,405(a)	Monday.com, Ltd.	801,673
28,476(a)	Palantir Technologies, Inc., Class A	2,153,640
13,598(a)	Procore Technologies, Inc.	1,018,898
22,031(a)	Samsara, Inc., Class A	962,534
1,503(a)	Synopsys, Inc.	729,496
	Total Software	$14,352,851
	Specialized REITs — 1.2%
10,600	Iron Mountain, Inc.	$ 1,114,166
	Total Specialized REITs	$1,114,166
	Specialty Retail — 4.4%
301(a)	AutoZone, Inc.	$ 963,802
8,235	Ross Stores, Inc.	1,245,708
17,677	Tractor Supply Co.	937,942
2,472(a)	Ulta Beauty, Inc.	1,075,147
	Total Specialty Retail	$4,222,599
4
The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Technology Hardware, Storage & Peripherals — 2.4%
26,937(a)	Super Micro Computer, Inc.	$ 821,040
25,300(a)	Western Digital Corp.	1,508,639
	Total Technology Hardware, Storage & Peripherals	$2,329,679
	Textiles, Apparel & Luxury Goods — 1.5%
9,272(a)	On Holding AG, Class A	$ 507,828
13,784(a)	Skechers USA, Inc., Class A	926,836
	Total Textiles, Apparel & Luxury Goods	$1,434,664
	Trading Companies & Distributors — 2.0%
1,842	WW Grainger, Inc.	$ 1,941,560
	Total Trading Companies & Distributors	$1,941,560
	Total Common Stocks (Cost $59,773,632)	$95,144,690

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $59,773,632)	$95,144,690
	OTHER ASSETS AND LIABILITIES — 0.1%	$108,868
	net assets — 100.0%	$95,253,558

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2024, aggregated $49,762,675 and $63,440,753, respectively.
At December 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $61,132,967 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,423,726
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,412,003)
Net unrealized appreciation	$34,011,723
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$95,144,690	$—	$—	$95,144,690
Total Investments in Securities	$95,144,690	$—	$—	$95,144,690
During the year ended December 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $59,773,632)	$95,144,690
Foreign currencies, at value (cost $23)	23
Receivables —
Investment securities sold	181,511
Portfolio shares sold	1,940
Dividends	22,424
Other assets	21,625
Total assets	$95,372,213
LIABILITIES:
Overdraft due to custodian	$9,677
Payables —
Portfolio shares repurchased	37,147
Trustees’ fees	140
Professional fees	50,717
Printing expense	6,925
Management fees	9,810
Administrative expenses	3,422
Accrued expenses	817
Total liabilities	$118,655
NET ASSETS:
Paid-in capital	$50,508,034
Distributable earnings	44,745,524
Net assets	$95,253,558
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $95,253,558/3,490,573 shares)	$27.29
6
The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $7,767)	$365,576
Interest from unaffiliated issuers	15
Total Investment Income		$365,591
EXPENSES:
Management fees	$698,991
Administrative expenses	33,938
Custodian fees	1,112
Professional fees	42,537
Printing expense	8,972
Officers’ and Trustees’ fees	8,825
Insurance expense	719
Miscellaneous	21,500
Total expenses		$816,594
Net investment loss		$(451,003)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$13,082,582
Other assets and liabilities denominated in foreign currencies	(1,542)	$13,081,040
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$7,642,631
Other assets and liabilities denominated in foreign currencies	(12)	$7,642,619
Net realized and unrealized gain (loss) on investments		$20,723,659
Net increase in net assets resulting from operations		$20,272,656
The accompanying notes are an integral part of these financial statements.
7

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$(451,003)	$(170,236)
Net realized gain (loss) on investments	13,081,040	2,070,327
Change in net unrealized appreciation (depreciation) on investments	7,642,619	13,099,202
Net increase in net assets resulting from operations	$20,272,656	$14,999,293
DISTRIBUTIONS TO SHAREHOLDERS:	—	—
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$3,911,535	$2,130,905
Cost of shares repurchased	(17,788,909)	(14,380,131)
Net decrease in net assets resulting from Portfolio share transactions	$(13,877,374)	$(12,249,226)
Net increase in net assets	$6,395,282	$2,750,067
NET ASSETS:
Beginning of year	$88,858,276	$86,108,209
End of year	$95,253,558	$88,858,276
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	156,776	$3,911,535	105,028	$2,130,905
Reinvestment of distributions	—	—	—	—
Less shares repurchased	(702,399)	(17,788,909)	(713,529)	(14,380,131)
Net decrease	(545,623)	$(13,877,374)	(608,501)	$(12,249,226)
8
The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$22.02	$18.54	$34.90	$37.52	$29.12
Increase (decrease) from investment operations:
Net investment income (loss)(a)	(0.12)	(0.04)	(0.06)	(0.23)	(0.15)
Net realized and unrealized gain (loss) on investments	5.39	3.52	(11.15)	3.17	10.76
Net increase (decrease) from investment operations	$5.27	$3.48	$(11.21)	$2.94	$10.61
Distributions to shareholders:
Net realized gain	—	—	(5.15)	(5.56)	(2.21)
Total distributions	$—	$—	$(5.15)	$(5.56)	$(2.21)
Net increase (decrease) in net asset value	$5.27	$3.48	$(16.36)	$(2.62)	$8.40
Net asset value, end of period	$27.29	$22.02	$18.54	$34.90	$37.52
Total return(b)	23.93%	18.77%(c)	(31.06)%	8.07%	39.17%
Ratio of net expenses to average net assets	0.86%	0.92%	0.87%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.19)%	(0.25)%	(0.62)%	(0.49)%
Portfolio turnover rate	53%	74%	84%	41%	82%
Net assets, end of period (in thousands)	$95,254	$88,858	$86,108	$140,893	$153,420

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2023, the total return would have been 18.72%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek growth of capital.
The Portfolio offers one class of shares designated as Class I shares. There is no distribution plan for Class I shares. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2024, the Portfolio reclassified $6,741 to increase distributable earnings and $6,741 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
During the year ended December 31, 2024, a capital loss carryforward of $1,412,617 was utilized to offset net realized gains by the Portfolio.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$—	$—
Total	$—	$—
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$649,988
Undistributed long-term capital gains	10,083,813
Net unrealized appreciation	34,011,723
Total	$44,745,524
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT tax cost adjustments.
E.	Portfolio Shares
The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in equity securities of mid-size companies. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.74% of the Portfolio’s average daily net assets. For the year ended December 31, 2024, the effective management fee was equivalent to 0.74% of the Portfolio’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $9,810 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2024, the Portfolio paid $8,825 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $140 and a payable for administrative expenses of $3,422, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Select Mid Cap Growth VCT Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
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Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
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Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18655-19-0225

Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer Mid Cap Value VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.6% of Net Assets
	Automobile Components — 0.6%
6,912	Lear Corp.	$ 654,566
	Total Automobile Components	$654,566
	Automobiles — 0.9%
94,002	Ford Motor Co.	$ 930,620
	Total Automobiles	$930,620
	Banks — 9.5%
44,586	Citizens Financial Group, Inc.	$ 1,951,083
15,019	M&T Bank Corp.	2,823,722
125,118	Regions Financial Corp.	2,942,776
56,953	Truist Financial Corp.	2,470,621
	Total Banks	$10,188,202
	Beverages — 1.5%
28,582	Molson Coors Beverage Co., Class B	$ 1,638,320
	Total Beverages	$1,638,320
	Broadline Retail — 2.7%
47,498	eBay, Inc.	$ 2,942,501
	Total Broadline Retail	$2,942,501
	Capital Markets — 10.2%
24,277	Northern Trust Corp.	$ 2,488,393
25,477	Raymond James Financial, Inc.	3,957,342
45,230	State Street Corp.	4,439,324
	Total Capital Markets	$10,885,059
	Chemicals — 3.0%
40,785	Dow, Inc.	$ 1,636,702
21,163	LyondellBasell Industries NV, Class A	1,571,776
	Total Chemicals	$3,208,478
	Commercial Services & Supplies — 0.9%
10,159	Brink's Co.	$ 942,450
	Total Commercial Services & Supplies	$942,450
	Communications Equipment — 1.8%
4,092	Motorola Solutions, Inc.	$ 1,891,445
	Total Communications Equipment	$1,891,445
	Consumer Staples Distribution & Retail — 2.5%
17,062	Sysco Corp.	$ 1,304,561
9,980	Target Corp.	1,349,096
	Total Consumer Staples Distribution & Retail	$2,653,657
	Containers & Packaging — 1.9%
76,205	Graphic Packaging Holding Co.	$ 2,069,728
	Total Containers & Packaging	$2,069,728
	Distributors — 1.0%
9,615	Genuine Parts Co.	$ 1,122,647
	Total Distributors	$1,122,647
2
The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electric Utilities — 3.0%
34,302	Eversource Energy	$ 1,969,964
33,850	Exelon Corp.	1,274,114
	Total Electric Utilities	$3,244,078
	Electrical Equipment — 3.2%
9,102	Emerson Electric Co.	$ 1,128,011
7,891	Rockwell Automation, Inc.	2,255,169
	Total Electrical Equipment	$3,383,180
	Electronic Equipment, Instruments & Components — 1.1%
7,056	CDW Corp.	$ 1,228,026
	Total Electronic Equipment, Instruments & Components	$1,228,026
	Energy Equipment & Services — 1.3%
32,812	Baker Hughes Co.	$ 1,345,948
	Total Energy Equipment & Services	$1,345,948
	Entertainment — 1.5%
149,194(a)	Warner Bros Discovery, Inc.	$ 1,576,981
	Total Entertainment	$1,576,981
	Financial Services — 0.5%
6,041(a)	PayPal Holdings, Inc.	$ 515,599
	Total Financial Services	$515,599
	Food Products — 1.5%
4,305	Hershey Co.	$ 729,052
20,101	The Campbell’s Co.	841,830
	Total Food Products	$1,570,882
	Ground Transportation — 1.6%
9,923	JB Hunt Transport Services, Inc.	$ 1,693,459
	Total Ground Transportation	$1,693,459
	Health Care Equipment & Supplies — 4.8%
30,676	GE HealthCare Technologies, Inc.	$ 2,398,250
25,657	Zimmer Biomet Holdings, Inc.	2,710,149
	Total Health Care Equipment & Supplies	$5,108,399
	Health Care Providers & Services — 0.5%
2,098	Humana, Inc.	$ 532,284
	Total Health Care Providers & Services	$532,284
	Health Care REITs — 0.6%
30,596	Healthpeak Properties, Inc.	$ 620,181
	Total Health Care REITs	$620,181
	Hotel & Resort REITs — 0.8%
49,091	Host Hotels & Resorts, Inc.	$ 860,074
	Total Hotel & Resort REITs	$860,074
	Hotels, Restaurants & Leisure — 1.6%
9,162(a)	Expedia Group, Inc.	$ 1,707,155
	Total Hotels, Restaurants & Leisure	$1,707,155
The accompanying notes are an integral part of these financial statements.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Shares		Value
	Household Durables — 1.4%
13,087	Whirlpool Corp.	$ 1,498,200
	Total Household Durables	$1,498,200
	Industrial REITs — 0.8%
18,155	First Industrial Realty Trust, Inc.	$ 910,110
	Total Industrial REITs	$910,110
	Insurance — 4.7%
38,733	American International Group, Inc.	$ 2,819,762
19,872(a)	Brighthouse Financial, Inc.	954,651
34,485	Old Republic International Corp.	1,248,012
	Total Insurance	$5,022,425
	Machinery — 3.4%
21,009	AGCO Corp.	$ 1,963,921
15,590	Ingersoll Rand, Inc.	1,410,272
2,058	PACCAR, Inc.	214,073
	Total Machinery	$3,588,266
	Media — 1.8%
40,406	Fox Corp., Class A	$ 1,962,924
	Total Media	$1,962,924
	Metals & Mining — 1.2%
42,733(a)	Cleveland-Cliffs, Inc.	$ 401,690
24,710	Newmont Corp.	919,706
	Total Metals & Mining	$1,321,396
	Multi-Utilities — 4.0%
67,404	CenterPoint Energy, Inc.	$ 2,138,729
25,441	Public Service Enterprise Group, Inc.	2,149,510
	Total Multi-Utilities	$4,288,239
	Oil, Gas & Consumable Fuels — 7.2%
18,038	Chord Energy Corp.	$ 2,109,003
134,540	Coterra Energy, Inc.	3,436,152
48,144	Range Resources Corp.	1,732,221
3,915	Valero Energy Corp.	479,940
	Total Oil, Gas & Consumable Fuels	$7,757,316
	Passenger Airlines — 1.0%
16,971	Delta Air Lines, Inc.	$ 1,026,746
	Total Passenger Airlines	$1,026,746
	Personal Care Products — 2.2%
110,597	Kenvue, Inc.	$ 2,361,246
	Total Personal Care Products	$2,361,246
	Residential REITs — 1.7%
8,221	AvalonBay Communities, Inc.	$ 1,808,373
	Total Residential REITs	$1,808,373
	Retail REITs — 1.2%
53,710	Kimco Realty Corp.	$ 1,258,425
	Total Retail REITs	$1,258,425
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The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Semiconductors & Semiconductor Equipment — 0.7%
11,883(a)	ON Semiconductor Corp.	$ 749,223
	Total Semiconductors & Semiconductor Equipment	$749,223
	Software — 0.8%
10,205(a)	Zoom Communications, Inc., Class A	$ 832,830
	Total Software	$832,830
	Specialized REITs — 2.4%
8,341	Extra Space Storage, Inc.	$ 1,247,814
28,581	Gaming and Leisure Properties, Inc.	1,376,461
	Total Specialized REITs	$2,624,275
	Technology Hardware, Storage & Peripherals — 2.7%
48,599	HP, Inc.	$ 1,585,785
21,701(a)	Western Digital Corp.	1,294,031
	Total Technology Hardware, Storage & Peripherals	$2,879,816
	Textiles, Apparel & Luxury Goods — 1.1%
5,171	Ralph Lauren Corp.	$ 1,194,398
	Total Textiles, Apparel & Luxury Goods	$1,194,398
	Trading Companies & Distributors — 2.8%
21,847	AerCap Holdings NV	$ 2,090,758
5,255	WESCO International, Inc.	950,945
	Total Trading Companies & Distributors	$3,041,703
	Total Common Stocks (Cost $89,745,267)	$106,639,830

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
404,667(b)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 404,667
		$404,667
	TOTAL SHORT TERM INVESTMENTS (Cost $404,667)	$404,667
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $90,149,934)	$107,044,497
	OTHER ASSETS AND LIABILITIES — 0.0%†	$37,483
	net assets — 100.0%	$107,081,980

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2024, aggregated $34,600,173 and $43,989,809, respectively.
At December 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $90,349,216 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$21,134,475
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,439,194)
Net unrealized appreciation	$16,695,281
The accompanying notes are an integral part of these financial statements.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$106,639,830	$—	$—	$106,639,830
Open-End Fund	404,667	—	—	404,667
Total Investments in Securities	$107,044,497	$—	$—	$107,044,497
During the year ended December 31, 2024, there were no transfers in or out of Level 3.
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The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $90,149,934)	$107,044,497
Receivables —
Portfolio shares sold	14,472
Dividends	141,063
Other assets	854
Total assets	$107,200,886
LIABILITIES:
Payables —
Portfolio shares repurchased	$44,501
Trustees’ fees	150
Professional fees	49,601
Printing expense	6,468
Management fees	9,551
Administrative expenses	3,661
Distribution fees	2,546
Accrued expenses	2,428
Total liabilities	$118,906
NET ASSETS:
Paid-in capital	$80,101,033
Distributable earnings	26,980,947
Net assets	$107,081,980
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $32,886,409/2,873,872 shares)	$11.44
Class II (based on $74,195,571/6,586,982 shares)	$11.26
The accompanying notes are an integral part of these financial statements.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $65)	$2,988,177
Interest from unaffiliated issuers	11,290
Total Investment Income		$2,999,467
EXPENSES:
Management fees	$711,629
Administrative expenses	37,115
Distribution fees
Class II	190,108
Custodian fees	1,058
Professional fees	44,317
Printing expense	10,116
Officers’ and Trustees’ fees	8,806
Insurance expense	854
Miscellaneous	16,036
Total expenses		$1,020,039
Net investment income		$1,979,428
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$8,277,621
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$971,383
Net realized and unrealized gain (loss) on investments		$9,249,004
Net increase in net assets resulting from operations		$11,228,432
8
The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$1,979,428	$1,971,915
Net realized gain (loss) on investments	8,277,621	6,793,860
Change in net unrealized appreciation (depreciation) on investments	971,383	3,362,552
Net increase in net assets resulting from operations	$11,228,432	$12,128,327
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($0.91 and $1.58 per share, respectively)	$(2,587,759)	$(4,348,003)
Class II ($0.89 and $1.55 per share, respectively)	(5,853,930)	(9,583,586)
Total distributions to shareholders	$(8,441,689)	$(13,931,589)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$5,437,687	$8,605,580
Reinvestment of distributions	8,441,689	13,931,588
Cost of shares repurchased	(18,547,219)	(17,809,290)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$(4,667,843)	$4,727,878
Net increase (decrease) in net assets	$(1,881,100)	$2,924,616
NET ASSETS:
Beginning of year	$108,963,080	$106,038,464
End of year	$107,081,980	$108,963,080
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	101,773	$1,162,116	119,388	$1,331,660
Reinvestment of distributions	244,821	2,587,759	416,875	4,348,003
Less shares repurchased	(456,817)	(5,215,158)	(473,998)	(5,210,510)
Net increase (decrease)	(110,223)	$(1,465,283)	62,265	$469,153
Class II
Shares sold	381,551	$4,275,571	651,080	$7,273,920
Reinvestment of distributions	562,338	5,853,930	930,445	9,583,585
Less shares repurchased	(1,197,209)	(13,332,061)	(1,146,135)	(12,598,780)
Net increase (decrease)	(253,320)	$(3,202,560)	435,390	$4,258,725
The accompanying notes are an integral part of these financial statements.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$11.20	$11.47	$23.08	$17.97	$18.46
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.22	0.23	0.27	0.21	0.17
Net realized and unrealized gain (loss) on investments	0.93	1.08	(2.68)	5.10	0.07
Net increase (decrease) from investment operations	$1.15	$1.31	$(2.41)	$5.31	$0.24
Distributions to shareholders:
Net investment income	(0.22)	(0.23)	(0.45)	(0.20)	(0.20)
Net realized gain	(0.69)	(1.35)	(8.75)	—	(0.53)
Total distributions	$(0.91)	$(1.58)	$(9.20)	$(0.20)	$(0.73)
Net increase (decrease) in net asset value	$0.24	$(0.27)	$(11.61)	$5.11	$(0.49)
Net asset value, end of period	$11.44	$11.20	$11.47	$23.08	$17.97
Total return(b)	10.94%	12.46%	(5.64)%(c)	29.67%	2.14%
Ratio of net expenses to average net assets	0.76%	0.80%	0.78%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets	1.98%	2.06%	1.83%	1.01%	1.10%
Portfolio turnover rate	32%	48%	66%	60%	88%
Net assets, end of period (in thousands)	$32,886	$33,431	$33,516	$38,358	$32,989

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (5.72)%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll
Net asset value, beginning of period	$11.04	$11.32	$22.78	$17.74	$18.23
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.19	0.20	0.23	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.92	1.07	(2.64)	5.06	0.06
Net increase (decrease) from investment operations	$1.11	$1.27	$(2.41)	$5.20	$0.19
Distributions to shareholders:
Net investment income	(0.20)	(0.20)	(0.30)	(0.16)	(0.15)
Net realized gain	(0.69)	(1.35)	(8.75)	—	(0.53)
Total distributions	$(0.89)	$(1.55)	$(9.05)	$(0.16)	$(0.68)
Net increase (decrease) in net asset value	$0.22	$(0.28)	$(11.46)	$5.04	$(0.49)
Net asset value, end of period	$11.26	$11.04	$11.32	$22.78	$17.74
Total return(b)	10.64%	12.20%	(5.88)%(c)	29.37%	1.87%
Ratio of net expenses to average net assets	1.01%	1.05%	1.03%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets	1.73%	1.81%	1.56%	0.69%	0.85%
Portfolio turnover rate	32%	48%	66%	60%	88%
Net assets, end of period (in thousands)	$74,196	$75,532	$72,523	$90,686	$249,969

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (5.97)%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Portfolio is capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At December 31, 2024, the Portfolio reclassified $23,640 to decrease distributable earnings and $23,640 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$1,938,929	$1,878,102
Long-term capital gains	6,502,760	12,053,487
Total	$8,441,689	$13,931,589
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$1,955,430
Undistributed long-term capital gains	8,330,236
Net unrealized appreciation	16,695,281
Total	$26,980,947
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT tax cost adjustments.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in equity securities of mid-size companies. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all,
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2024, the effective management fee was equivalent to 0.65% of the Portfolio’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $9,551 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2024, the Portfolio paid $8,806 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $150 and a payable for administrative expenses of $3,661, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $2,546 in distribution fees payable to the Distributor at December 31, 2024.
6.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
17

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Mid Cap Value VCT Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Additional Information (unaudited)
For the year ended December 31, 2024, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.
The Portfolio designated $6,511,016 as long-term capital gains distributions during the year ended December 31, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees discussed the Portfolio’s performance with the Adviser on a more frequent basis in light of the Portfolio’s unfavorable performance compared to its benchmark index and
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

peers over certain periods. The Trustees noted Amundi US’s explanation for the Fund’s relative performance and the steps taken by Amundi US to address the Portfolio’s performance, including enhancing the investment process used for the Portfolio. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Portfolio’s Class II shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
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Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
22

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18647-19-0225

Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Shares		Value
	UNAFFILIATED ISSUERS — 99.4%
	Common Stocks — 97.8% of Net Assets
	Air Freight & Logistics — 3.6%
22,478	United Parcel Service, Inc., Class B	$ 2,834,476
	Total Air Freight & Logistics	$2,834,476
	Automobiles — 1.0%
76,964	Ford Motor Co.	$ 761,944
	Total Automobiles	$761,944
	Banks — 13.2%
54,421	Bank of America Corp.	$ 2,391,803
6,018	Comerica, Inc.	372,213
8,079	JPMorgan Chase & Co.	1,936,617
33,532	Regions Financial Corp.	788,673
34,443	Truist Financial Corp.	1,494,138
46,876	Wells Fargo & Co.	3,292,570
	Total Banks	$10,276,014
	Beverages — 1.8%
8,806	Molson Coors Beverage Co., Class B	$ 504,760
6,038	PepsiCo., Inc.	918,138
	Total Beverages	$1,422,898
	Broadline Retail — 2.3%
28,691	eBay, Inc.	$ 1,777,407
	Total Broadline Retail	$1,777,407
	Capital Markets — 10.7%
15,459	Morgan Stanley	$ 1,943,505
18,553	Northern Trust Corp.	1,901,683
11,640	Raymond James Financial, Inc.	1,808,041
23,512	State Street Corp.	2,307,703
3,488	T Rowe Price Group, Inc.	394,458
	Total Capital Markets	$8,355,390
	Chemicals — 2.0%
21,119	LyondellBasell Industries NV, Class A	$ 1,568,508
	Total Chemicals	$1,568,508
	Communications Equipment — 2.7%
36,145	Cisco Systems, Inc.	$ 2,139,784
	Total Communications Equipment	$2,139,784
	Consumer Staples Distribution & Retail — 2.5%
14,109	Target Corp.	$ 1,907,255
	Total Consumer Staples Distribution & Retail	$1,907,255
	Distributors — 1.0%
6,744	Genuine Parts Co.	$ 787,429
	Total Distributors	$787,429
	Diversified Telecommunication Services — 1.6%
30,468	Verizon Communications, Inc.	$ 1,218,415
	Total Diversified Telecommunication Services	$1,218,415
2
The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electric Utilities — 2.2%
29,981	Eversource Energy	$ 1,721,809
	Total Electric Utilities	$1,721,809
	Electrical Equipment — 2.4%
6,544	Rockwell Automation, Inc.	$ 1,870,210
	Total Electrical Equipment	$1,870,210
	Energy Equipment & Services — 0.5%
13,101	Halliburton Co.	$ 356,216
	Total Energy Equipment & Services	$356,216
	Entertainment — 3.1%
21,859	Walt Disney Co.	$ 2,434,000
	Total Entertainment	$2,434,000
	Financial Services — 0.5%
13,146	Corebridge Financial, Inc.	$ 393,460
	Total Financial Services	$393,460
	Food Products — 2.9%
6,704	Hershey Co.	$ 1,135,322
5,870	John B Sanfilippo & Son, Inc.	511,336
14,269	The Campbell’s Co.	597,586
	Total Food Products	$2,244,244
	Ground Transportation — 1.8%
6,197	Union Pacific Corp.	$ 1,413,164
	Total Ground Transportation	$1,413,164
	Health Care Equipment & Supplies — 2.0%
19,705	Medtronic Plc	$ 1,574,035
	Total Health Care Equipment & Supplies	$1,574,035
	Health Care Providers & Services — 1.5%
1,320	Cigna Group	$ 364,505
5,067	Quest Diagnostics, Inc.	764,407
	Total Health Care Providers & Services	$1,128,912
	Hotel & Resort REITs — 0.8%
34,354	Host Hotels & Resorts, Inc.	$ 601,882
	Total Hotel & Resort REITs	$601,882
	Hotels, Restaurants & Leisure — 1.4%
12,070	Starbucks Corp.	$ 1,101,387
	Total Hotels, Restaurants & Leisure	$1,101,387
	Household Products — 1.5%
8,786	Kimberly-Clark Corp.	$ 1,151,317
	Total Household Products	$1,151,317
	Industrial Conglomerates — 2.6%
15,420	3M Co.	$ 1,990,568
	Total Industrial Conglomerates	$1,990,568
	Industrial REITs — 0.5%
3,576	Prologis, Inc.	$ 377,983
	Total Industrial REITs	$377,983
The accompanying notes are an integral part of these financial statements.
3

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Shares		Value
	Insurance — 3.4%
29,416	American International Group, Inc.	$ 2,141,485
4,510	Prudential Financial, Inc.	534,570
	Total Insurance	$2,676,055
	IT Services — 3.2%
11,338	International Business Machines Corp.	$ 2,492,433
	Total IT Services	$2,492,433
	Machinery — 1.9%
1,821	Deere & Co.	$ 771,558
7,174	PACCAR, Inc.	746,239
	Total Machinery	$1,517,797
	Media — 1.3%
27,037	Comcast Corp., Class A	$ 1,014,699
	Total Media	$1,014,699
	Multi-Utilities — 1.7%
19,904	CMS Energy Corp.	$ 1,326,602
	Total Multi-Utilities	$1,326,602
	Oil, Gas & Consumable Fuels — 9.4%
15,784	ConocoPhillips	$ 1,565,299
94,750	Coterra Energy, Inc.	2,419,915
30,646	Exxon Mobil Corp.	3,296,590
	Total Oil, Gas & Consumable Fuels	$7,281,804
	Pharmaceuticals — 7.1%
27,404	Bristol-Myers Squibb Co.	$ 1,549,970
16,283	Johnson & Johnson	2,354,848
34,145	Sanofi S.A. (A.D.R.)	1,646,813
	Total Pharmaceuticals	$5,551,631
	Residential REITs — 1.0%
6,590	Camden Property Trust	$ 764,704
	Total Residential REITs	$764,704
	Semiconductors & Semiconductor Equipment — 0.9%
12,545	Microchip Technology, Inc.	$ 719,456
	Total Semiconductors & Semiconductor Equipment	$719,456
	Specialty Retail — 1.8%
11,519	TJX Cos., Inc.	$ 1,391,610
	Total Specialty Retail	$1,391,610
	Total Common Stocks (Cost $65,945,147)	$76,145,498

4
The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value

	SHORT TERM INVESTMENTS — 1.6% of Net Assets
	Open-End Fund — 1.6%
1,260,451(a)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 1,260,451
		$1,260,451
	TOTAL SHORT TERM INVESTMENTS (Cost $1,260,451)	$1,260,451
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.4% (Cost $67,205,598)	$77,405,949
	OTHER ASSETS AND LIABILITIES — 0.6%	$452,176
	net assets — 100.0%	$77,858,125

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2024, aggregated $53,995,758 and $63,764,485, respectively.
At December 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $67,350,074 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,695,135
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,640,531)
Net unrealized appreciation	$10,054,604
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$76,145,498	$—	$—	$76,145,498
Open-End Fund	1,260,451	—	—	1,260,451
Total Investments in Securities	$77,405,949	$—	$—	$77,405,949
During the year ended December 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $67,205,598)	$77,405,949
Cash	3,080
Receivables —
Investment securities sold	356,466
Portfolio shares sold	10,353
Dividends	148,848
Other assets	631
Total assets	$77,925,327
LIABILITIES:
Payables —
Portfolio shares repurchased	$1,861
Trustees’ fees	144
Professional fees	49,593
Printing expense	4,377
Management fees	6,956
Administrative expenses	2,851
Distribution fees	815
Accrued expenses	605
Total liabilities	$67,202
NET ASSETS:
Paid-in capital	$56,522,068
Distributable earnings	21,336,057
Net assets	$77,858,125
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $54,223,429/4,188,967 shares)	$12.94
Class II (based on $23,634,696/1,773,777 shares)	$13.32
6
The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $22,057)	$2,419,045
Total Investment Income		$2,419,045
EXPENSES:
Management fees	$518,641
Administrative expenses	31,024
Distribution fees
Class II	64,735
Custodian fees	715
Professional fees	43,331
Printing expense	9,612
Officers’ and Trustees’ fees	8,763
Insurance expense	631
Miscellaneous	18,502
Total expenses		$695,954
Net investment income		$1,723,091
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$11,200,985
Other assets and liabilities denominated in foreign currencies	(68)	$11,200,917
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(4,490,901)
Other assets and liabilities denominated in foreign currencies	(904)	$(4,491,805)
Net realized and unrealized gain (loss) on investments		$6,709,112
Net increase in net assets resulting from operations		$8,432,203
The accompanying notes are an integral part of these financial statements.
7

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$1,723,091	$1,509,846
Net realized gain (loss) on investments	11,200,917	14,847,773
Change in net unrealized appreciation (depreciation) on investments	(4,491,805)	(10,545,748)
Net increase in net assets resulting from operations	$8,432,203	$5,811,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($3.22 and $1.46 per share, respectively)	$(11,224,188)	$(5,431,208)
Class II ($3.18 and $1.42 per share, respectively)	(5,350,222)	(2,349,813)
Total distributions to shareholders	$(16,574,410)	$(7,781,021)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$7,965,674	$4,859,657
Reinvestment of distributions	16,574,410	7,781,021
Cost of shares repurchased	(19,097,285)	(24,905,859)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$5,442,799	$(12,265,181)
Net decrease in net assets	$(2,699,408)	$(14,234,331)
NET ASSETS:
Beginning of year	$80,557,533	$94,791,864
End of year	$77,858,125	$80,557,533
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	155,424	$2,106,349	90,347	$1,327,721
Reinvestment of distributions	915,954	11,224,188	378,100	5,431,208
Less shares repurchased	(648,679)	(9,047,652)	(1,172,209)	(17,491,122)
Net increase (decrease)	422,699	$4,282,885	(703,762)	$(10,732,193)
Class II
Shares sold	400,188	$5,859,325	242,903	$3,531,936
Reinvestment of distributions	424,922	5,350,222	160,073	2,349,813
Less shares repurchased	(713,468)	(10,049,633)	(497,677)	(7,414,737)
Net increase (decrease)	111,642	$1,159,914	(94,701)	$(1,532,988)
8
The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$14.74	$15.13	$19.21	$15.51	$16.65
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.31	0.27	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.11	0.80	(1.96)	3.68	(0.46)
Net increase (decrease) from investment operations	$1.42	$1.07	$(1.68)	$3.96	$(0.18)
Distributions to shareholders:
Net investment income	(0.32)	(0.29)	(0.30)	(0.26)	(0.39)
Net realized gain	(2.90)	(1.17)	(2.10)	—	(0.57)
Total distributions	$(3.22)	$(1.46)	$(2.40)	$(0.26)	$(0.96)
Net increase (decrease) in net asset value	$(1.80)	$(0.39)	$(4.08)	$3.70	$(1.14)
Net asset value, end of period	$12.94	$14.74	$15.13	$19.21	$15.51
Total return(b)	11.26%	7.47%	(7.76)%	25.70%	(0.04)%
Ratio of net expenses to average net assets	0.79%	0.83%	0.78%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.24%	1.84%	1.70%	1.59%	1.95%
Portfolio turnover rate	68%	81%	36%	28%	14%
Net assets, end of period (in thousands)	$54,223	$55,500	$67,651	$87,047	$75,613

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights (continued)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll
Net asset value, beginning of period	$15.08	$15.45	$19.55	$15.79	$16.92
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.28	0.24	0.24	0.24	0.25
Net realized and unrealized gain (loss) on investments	1.14	0.81	(1.98)	3.74	(0.46)
Net increase (decrease) from investment operations	$1.42	$1.05	$(1.74)	$3.98	$(0.21)
Distributions to shareholders:
Net investment income	(0.28)	(0.25)	(0.26)	(0.22)	(0.35)
Net realized gain	(2.90)	(1.17)	(2.10)	—	(0.57)
Total distributions	$(3.18)	$(1.42)	$(2.36)	$(0.22)	$(0.92)
Net increase (decrease) in net asset value	$(1.76)	$(0.37)	$(4.10)	$3.76	$(1.13)
Net asset value, end of period	$13.32	$15.08	$15.45	$19.55	$15.79
Total return(b)	10.97%	7.17%	(7.94)%	25.33%	(0.26)%
Ratio of net expenses to average net assets	1.04%	1.08%	1.03%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	2.00%	1.61%	1.45%	1.35%	1.70%
Portfolio turnover rate	68%	81%	36%	28%	14%
Net assets, end of period (in thousands)	$23,635	$25,057	$27,141	$34,258	$34,723

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer Equity Income VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objectives of the Portfolio are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not
11

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
12

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$1,713,024	$1,541,918
Long-term capital gains	14,861,386	6,239,103
Total	$16,574,410	$7,781,021
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$1,898,035
Undistributed long-term capital gains	9,383,418
Net unrealized appreciation	10,054,604
Total	$21,336,057
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Dividends and distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.
13

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in income producing equity securities of U.S. issuers. Large companies may fall out of favor with investors and underperform the overall equity market. Income producing securities may fall out of favor with investors and underperform the overall equity market.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
14

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the year ended December 31, 2024, the effective management fee was equivalent to 0.65% of the Portfolio’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $6,956 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2024, the Portfolio paid $8,763 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $144 and a payable for administrative expenses of $2,851, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $815 in distribution fees payable to the Distributor at December 31, 2024.
15

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
6.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
16

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Equity Income VCT Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Equity Income VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
17

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Additional Information (unaudited)
For the year ended December 31, 2024, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.
The Portfolio designated $14,861,386 as long-term capital gains distributions during the year ended December 31, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 61.20%.
18

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Equity Income VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
19

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class I shares was in the fifth quintile relative to its Strategic Insight peer group.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues
20

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
21

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18648-19-0225

Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer Fund VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 0.9%
11,685	RTX Corp.	$ 1,352,188
	Total Aerospace & Defense	$1,352,188
	Air Freight & Logistics — 4.3%
53,420	United Parcel Service, Inc., Class B	$ 6,736,262
	Total Air Freight & Logistics	$6,736,262
	Banks — 10.5%
85,999	Citizens Financial Group, Inc.	$ 3,763,316
146,819	Truist Financial Corp.	6,369,008
129,348	US Bancorp	6,186,715
	Total Banks	$16,319,039
	Biotechnology — 6.1%
7,300(a)	Regeneron Pharmaceuticals, Inc.	$ 5,200,009
10,774(a)	Vertex Pharmaceuticals, Inc.	4,338,690
	Total Biotechnology	$9,538,699
	Broadline Retail — 4.2%
29,623(a)	Amazon.com, Inc.	$ 6,498,990
	Total Broadline Retail	$6,498,990
	Building Products — 0.7%
15,155	Carrier Global Corp.	$ 1,034,480
	Total Building Products	$1,034,480
	Capital Markets — 4.5%
13,740	CME Group, Inc.	$ 3,190,840
5,618	Goldman Sachs Group, Inc.	3,216,979
10,153	Lazard, Inc.	522,677
	Total Capital Markets	$6,930,496
	Commercial Services & Supplies — 1.2%
18,167	Veralto Corp.	$ 1,850,309
	Total Commercial Services & Supplies	$1,850,309
	Communications Equipment — 1.3%
18,846(a)	Arista Networks, Inc.	$ 2,083,048
	Total Communications Equipment	$2,083,048
	Construction Materials — 3.9%
11,874	Martin Marietta Materials, Inc.	$ 6,132,921
	Total Construction Materials	$6,132,921
	Consumer Staples Distribution & Retail — 2.5%
43,311(a)	BJ’s Wholesale Club Holdings, Inc.	$ 3,869,838
	Total Consumer Staples Distribution & Retail	$3,869,838
	Electrical Equipment — 3.0%
57,530	ABB, Ltd. (A.D.R.)	$ 3,089,936
14,576	Vertiv Holdings Co., Class A	1,655,980
	Total Electrical Equipment	$4,745,916
2
The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Energy Equipment & Services — 0.7%
41,595	Halliburton Co.	$ 1,130,968
	Total Energy Equipment & Services	$1,130,968
	Entertainment — 1.0%
10,504	Electronic Arts, Inc.	$ 1,536,735
	Total Entertainment	$1,536,735
	Financial Services — 2.8%
13,786	Visa, Inc., Class A	$ 4,356,928
	Total Financial Services	$4,356,928
	Ground Transportation — 0.3%
9,033(a)	Uber Technologies, Inc.	$ 544,871
	Total Ground Transportation	$544,871
	Health Care Providers & Services — 3.2%
6,903	Labcorp Holdings, Inc.	$ 1,582,996
6,722	UnitedHealth Group, Inc.	3,400,391
	Total Health Care Providers & Services	$4,983,387
	Hotels, Restaurants & Leisure — 1.4%
22,492(a)	Planet Fitness, Inc., Class A	$ 2,223,784
	Total Hotels, Restaurants & Leisure	$2,223,784
	Interactive Media & Services — 4.4%
36,028	Alphabet, Inc., Class A	$ 6,820,100
	Total Interactive Media & Services	$6,820,100
	IT Services — 1.8%
5,570	Accenture Plc, Class A	$ 1,959,470
3,547	International Business Machines Corp.	779,737
	Total IT Services	$2,739,207
	Metals & Mining — 5.2%
98,912	Freeport-McMoRan, Inc.	$ 3,766,569
106,270	Teck Resources, Ltd., Class B	4,307,123
	Total Metals & Mining	$8,073,692
	Oil, Gas & Consumable Fuels — 1.4%
9,983	Cheniere Energy, Inc.	$ 2,145,047
	Total Oil, Gas & Consumable Fuels	$2,145,047
	Pharmaceuticals — 1.7%
30,045	Novo Nordisk AS (A.D.R.)	$ 2,584,471
	Total Pharmaceuticals	$2,584,471
	Semiconductors & Semiconductor Equipment — 12.7%
5,100(a)	Advanced Micro Devices, Inc.	$ 616,029
16,562	Broadcom, Inc.	3,839,734
4,465	KLA Corp.	2,813,486
15,586	Lam Research Corp.	1,125,777
84,964	NVIDIA Corp.	11,409,815
	Total Semiconductors & Semiconductor Equipment	$19,804,841
	Software — 9.1%
8,806(a)	Autodesk, Inc.	$ 2,602,789
21,973	Microsoft Corp.	9,261,620
The accompanying notes are an integral part of these financial statements.
3

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Shares		Value
	Software — (continued)
9,141	Oracle Corp.	$ 1,523,256
4,134(a)	Palo Alto Networks, Inc.	752,223
	Total Software	$14,139,888
	Specialty Retail — 1.4%
5,714	Home Depot, Inc.	$ 2,222,689
	Total Specialty Retail	$2,222,689
	Technology Hardware, Storage & Peripherals — 7.0%
43,720	Apple, Inc.	$ 10,948,362
	Total Technology Hardware, Storage & Peripherals	$10,948,362
	Textiles, Apparel & Luxury Goods — 1.9%
22,081	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 2,885,766
	Total Textiles, Apparel & Luxury Goods	$2,885,766
	Total Common Stocks (Cost $101,319,603)	$154,232,922

	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
1,254,072(b)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 1,254,072
		$1,254,072
	TOTAL SHORT TERM INVESTMENTS (Cost $1,254,072)	$1,254,072
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $102,573,675)	$155,486,994
	OTHER ASSETS AND LIABILITIES — 0.1%	$97,695
	net assets — 100.0%	$155,584,689

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2024, aggregated $95,531,389 and $96,345,430, respectively.
At December 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $103,808,625 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$56,271,201
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,592,759)
Net unrealized appreciation	$51,678,442
4
The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$154,232,922	$—	$—	$154,232,922
Open-End Fund	1,254,072	—	—	1,254,072
Total Investments in Securities	$155,486,994	$—	$—	$155,486,994
During the year ended December 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $102,573,675)	$155,486,994
Cash	6,919
Receivables —
Portfolio shares sold	15,154
Dividends	179,469
Other assets	1,097
Total assets	$155,689,633
LIABILITIES:
Payables —
Portfolio shares repurchased	$23,117
Trustees’ fees	188
Professional fees	51,492
Printing expense	8,686
Management fees	14,009
Administrative expenses	5,136
Distribution fees	1,278
Accrued expenses	1,038
Total liabilities	$104,944
NET ASSETS:
Paid-in capital	$83,372,914
Distributable earnings	72,211,775
Net assets	$155,584,689
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $118,604,710/6,383,702 shares)	$18.58
Class II (based on $36,979,979/1,966,519 shares)	$18.80
6
The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $35,682)	$2,165,242
Total Investment Income		$2,165,242
EXPENSES:
Management fees	$965,221
Administrative expenses	47,657
Distribution fees
Class II	73,031
Custodian fees	1,404
Professional fees	49,545
Printing expense	9,835
Officers’ and Trustees’ fees	9,204
Insurance expense	1,097
Miscellaneous	22,498
Total expenses		$1,179,492
Net investment income		$985,750
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$20,488,666
Class action lawsuit	65,995
Other assets and liabilities denominated in foreign currencies	86	$20,554,747
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$7,640,999
Other assets and liabilities denominated in foreign currencies	(886)	$7,640,113
Net realized and unrealized gain (loss) on investments		$28,194,860
Net increase in net assets resulting from operations		$29,180,610
The accompanying notes are an integral part of these financial statements.
7

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$985,750	$957,210
Net realized gain (loss) on investments	20,554,747	6,992,837
Change in net unrealized appreciation (depreciation) on investments	7,640,113	22,477,048
Net increase in net assets resulting from operations	$29,180,610	$30,427,095
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($1.03 and $0.73 per share, respectively)	$(6,665,993)	$(4,942,625)
Class II ($0.98 and $0.69 per share, respectively)	(1,377,875)	(1,002,656)
Total distributions to shareholders	$(8,043,868)	$(5,945,281)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$24,776,254	$8,255,427
Reinvestment of distributions	8,043,867	5,945,281
Cost of shares repurchased	(25,885,260)	(26,408,038)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$6,934,861	$(12,207,330)
Net increase in net assets	$28,071,603	$12,274,484
NET ASSETS:
Beginning of year	$127,513,086	$115,238,602
End of year	$155,584,689	$127,513,086
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	378,092	$6,625,634	324,831	$4,605,702
Reinvestment of distributions	367,541	6,665,992	345,682	4,942,625
Less shares repurchased	(1,015,586)	(18,411,419)	(1,262,432)	(17,897,349)
Net decrease	(269,953)	$(5,119,793)	(591,919)	$(8,349,022)
Class II
Shares sold	1,000,629	$18,150,620	250,602	$3,649,725
Reinvestment of distributions	75,113	1,377,875	69,421	1,002,656
Less shares repurchased	(407,738)	(7,473,841)	(587,612)	(8,510,689)
Net increase (decrease)	668,004	$12,054,654	(267,589)	$(3,858,308)
8
The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$16.01	$13.05	$19.80	$16.83	$14.95
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.13	0.12	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments	3.47	3.57	(4.02)	4.49	3.19
Net increase (decrease) from investment operations	$3.60	$3.69	$(3.92)	$4.54	$3.30
Distributions to shareholders:
Net investment income	(0.13)	(0.13)	(0.10)	(0.06)	(0.11)
Net realized gain	(0.90)	(0.60)	(2.73)	(1.51)	(1.31)
Total distributions	$(1.03)	$(0.73)	$(2.83)	$(1.57)	$(1.42)
Net increase (decrease) in net asset value	$2.57	$2.96	$(6.75)	$2.97	$1.88
Net asset value, end of period	$18.58	$16.01	$13.05	$19.80	$16.83
Total return(b)	22.65%(c)	28.93%	(19.50)%	27.98%	24.28%
Ratio of net expenses to average net assets	0.75%	0.80%	0.76%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.71%	0.85%	0.65%	0.28%	0.77%
Portfolio turnover rate	65%	64%	53%	87%	91%
Net assets, end of period (in thousands)	$118,605	$106,496	$94,581	$133,162	$116,401

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.59%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights (continued)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll
Net asset value, beginning of period	$16.19	$13.19	$19.97	$16.97	$15.06
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.09	0.08	0.06	0.01	0.08
Net realized and unrealized gain (loss) on investments	3.50	3.61	(4.05)	4.52	3.21
Net increase (decrease) from investment operations	$3.59	$3.69	$(3.99)	$4.53	$3.29
Distributions to shareholders:
Net investment income	(0.08)	(0.09)	(0.06)	(0.02)	(0.07)
Net realized gain	(0.90)	(0.60)	(2.73)	(1.51)	(1.31)
Total distributions	$(0.98)	$(0.69)	$(2.79)	$(1.53)	$(1.38)
Net increase (decrease) in net asset value	$2.61	$3.00	$(6.78)	$3.00	$1.91
Net asset value, end of period	$18.80	$16.19	$13.19	$19.97	$16.97
Total return(b)	22.31%(c)	28.58%	(19.68)%	27.65%	23.96%
Ratio of net expenses to average net assets	1.00%	1.05%	1.01%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	0.48%	0.59%	0.41%	0.03%	0.50%
Portfolio turnover rate	65%	64%	53%	87%	91%
Net assets, end of period (in thousands)	$36,980	$21,017	$20,657	$25,816	$18,162

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2024, the Portfolio’s total return includes gains in settlement of class action lawsuits. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer Fund VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objectives of the Portfolio are reasonable income and capital growth.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices
11

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
12

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$2,423,077	$970,591
Long-term capital gains	5,620,791	4,974,690
Total	$8,043,868	$5,945,281
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$4,047,917
Undistributed long-term capital gains	16,485,415
Other book/tax temporary differences	1
Net unrealized appreciation	51,678,442
Total	$72,211,775
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial
13

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to
14

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2024, the effective management fee was equivalent to 0.65% of the Portfolio’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $14,009 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2024, the Portfolio paid $9,204 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $188 and a payable for administrative expenses of $5,136, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $1,278 in distribution fees payable to the Distributor at December 31, 2024.
15

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
6.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
16

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Fund VCT Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Fund VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
17

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Additional Information (unaudited)
For the year ended December 31, 2024, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The Portfolio designated $16,485,985 as long-term capital gains distributions during the year ended December 31, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 76.50%.
18

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Fund VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
19

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class I shares was in the fourth quintile relative to its Strategic Insight peer group.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues
20

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
21

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18649-19-0225

Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer High Yield VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 95.9%
	Senior Secured Floating Rate Loan Interests — 1.2% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
155,594	First Brands Group LLC, First Lien 2021 Term Loan, 9.847% (Term SOFR + 500 bps), 3/30/27	$ 146,648
	Total Auto Parts & Equipment	$146,648
	Computer Services — 0.1%
30,000	Amentum Holdings, Inc., Initial Term Loan, 6.607% (Term SOFR + 225 bps), 9/29/31	$ 29,966
	Total Computer Services	$29,966
	Cruise Lines — 0.2%
64,837	LC Ahab US Bidco LLC, Initial Term Loan, 7.357% (Term SOFR + 300 bps), 5/1/31	$ 65,405
	Total Cruise Lines	$65,405
	Electric-Generation — 0.2%
54,863	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 55,357
	Total Electric-Generation	$55,357
	Medical-Drugs — 0.1%
29,925	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.573% (Term SOFR + 400 bps), 4/23/31	$ 30,161
	Total Medical-Drugs	$30,161
	Retail — 0.1%
24,875	MI Windows and Doors LLC, Term B-2 Loan, 7.357% (Term SOFR + 300 bps), 3/28/31	$ 25,165
	Total Retail	$25,165
	Total Senior Secured Floating Rate Loan Interests (Cost $356,448)	$352,702

Shares
	Common Stocks — 0.5% of Net Assets
	Passenger Airlines — 0.5%
6,730(b)	Grupo Aeromexico SAB de CV	$ 137,175
	Total Passenger Airlines	$137,175
	Pharmaceuticals — 0.0%†
524(b)	Endo, Inc.	$ 12,550
	Total Pharmaceuticals	$12,550
	Total Common Stocks (Cost $74,597)	$149,725

Principal Amount USD ($)
	Convertible Corporate Bonds — 1.5% of Net Assets
	Commercial Services — 0.3%
90,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 88,110
	Total Commercial Services	$88,110
	Energy-Alternate Sources — 0.3%
94,000(c)	Enphase Energy, Inc., 3/1/28	$ 77,080
	Total Energy-Alternate Sources	$77,080
2
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Entertainment — 0.4%
142,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 120,842
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	5,020
	Total Entertainment	$125,862
	Pharmaceuticals — 0.2%
64,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 60,880
	Total Pharmaceuticals	$60,880
	Semiconductors — 0.0%†
10,000	Synaptics, Inc., 0.75%, 12/1/31 (144A)	$ 10,053
	Total Semiconductors	$10,053
	Software — 0.3%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 73,841
	Total Software	$73,841
	Total Convertible Corporate Bonds (Cost $464,649)	$435,826

	Corporate Bonds — 87.7% of Net Assets
	Advertising — 2.6%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 160,991
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	116,265
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	65,092
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	219,934
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	196,703
	Total Advertising	$758,985
	Aerospace & Defense — 0.4%
60,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 59,414
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	69,582
	Total Aerospace & Defense	$128,996
	Airlines — 2.4%
147,223(d)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 142,622
28,700	American Airlines Pass-Through Trust, 3.95%, 7/11/30	26,535
35,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	34,887
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	54,543
157,333(a)	Gol Finance S.A., 14.857% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	162,840
125,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	123,125
150,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	150,105
	Total Airlines	$694,657
	Apparel — 0.2%
65,000	Champ Acquisition Corp., 8.375%, 12/1/31 (144A)	$ 66,305
	Total Apparel	$66,305
	Auto Manufacturers — 0.5%
55,000	Ford Motor Co., 6.10%, 8/19/32	$ 54,734
80,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	84,210
	Total Auto Manufacturers	$138,944
	Banks — 1.6%
40,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 42,169
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	15,002
The accompanying notes are an integral part of these financial statements.
3

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	$ 165,888
250,000	KeyBank N.A., 4.90%, 8/8/32	236,915
	Total Banks	$459,974
	Building Materials — 2.3%
133,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 141,774
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	145,714
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	201,233
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	55,258
61,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	57,619
75,000	Standard Building Solutions, Inc., 6.50%, 8/15/32 (144A)	75,120
	Total Building Materials	$676,718
	Chemicals — 5.4%
140,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 145,289
75,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	72,240
217,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	214,689
153,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	138,351
60,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	59,713
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	302,390
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	195,882
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	169,681
302,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	271,060
	Total Chemicals	$1,569,295
	Coal — 0.8%
220,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 231,162
	Total Coal	$231,162
	Commercial Services — 6.2%
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 35,773
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	216,472
95,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	97,971
135,000	Block, Inc., 6.50%, 5/15/32 (144A)	136,303
208,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	202,845
45,000	Deluxe Corp., 8.125%, 9/15/29 (144A)	45,631
105,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	106,331
55,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	57,478
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	82,552
135,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	137,409
169,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	156,815
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	119,933
69,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	68,621
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	276,879
55,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	55,655
	Total Commercial Services	$1,796,668
	Computers — 0.6%
30,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 30,227
30,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	30,590
4
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Computers — (continued)
90,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	$ 86,565
17,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	16,265
	Total Computers	$163,647
	Distribution/Wholesale — 0.5%
134,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 139,346
	Total Distribution/Wholesale	$139,346
	Diversified Financial Services — 6.3%
135,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 133,445
95,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	94,623
55,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	56,709
65,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	67,076
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	25,347
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	157,501
240,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	244,774
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	121,294
135,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	134,771
152,000	OneMain Finance Corp., 3.50%, 1/15/27	144,990
45,000	OneMain Finance Corp., 7.875%, 3/15/30	46,942
90,000	OneMain Finance Corp., 9.00%, 1/15/29	95,433
30,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	30,536
195,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	199,609
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	104,031
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	167,918
	Total Diversified Financial Services	$1,824,999
	Electric — 4.0%
180,000(e)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 176,044
30,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	29,681
148,000	Calpine Corp., 4.625%, 2/1/29 (144A)	139,705
150,000	Calpine Corp., 5.125%, 3/15/28 (144A)	145,470
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	91,433
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	55,483
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	163,832
90,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	92,532
122,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	114,865
145,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	152,115
	Total Electric	$1,161,160
	Entertainment — 1.0%
55,000	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	$ 55,248
100,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	100,197
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	102,014
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	25,741
	Total Entertainment	$283,200
	Environmental Control — 0.6%
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 187,165
	Total Environmental Control	$187,165
The accompanying notes are an integral part of these financial statements.
5

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Food — 0.5%
40,000(d)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 42,301
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	26,093
80,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	83,807
	Total Food	$152,201
	Forest Products & Paper — 0.5%
173,000	Mercer International, Inc., 5.125%, 2/1/29	$ 149,539
	Total Forest Products & Paper	$149,539
	Healthcare-Products — 0.5%
155,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 157,031
	Total Healthcare-Products	$157,031
	Healthcare-Services — 3.1%
60,000	Concentra Escrow Issuer Corp., 6.875%, 7/15/32 (144A)	$ 61,258
315,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	276,148
255,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	248,041
323,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	329,172
	Total Healthcare-Services	$914,619
	Home Builders — 0.4%
125,000	M/I Homes, Inc., 3.95%, 2/15/30	$ 112,746
	Total Home Builders	$112,746
	Home Furnishings — 0.4%
122,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 112,416
	Total Home Furnishings	$112,416
	Internet — 0.8%
240,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 229,535
	Total Internet	$229,535
	Iron & Steel — 1.7%
113,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 110,979
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	58,932
119,000	Commercial Metals Co., 4.375%, 3/15/32	106,572
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	206,139
	Total Iron & Steel	$482,622
	Leisure Time — 2.9%
195,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 194,539
30,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	31,962
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	139,810
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	141,753
90,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	94,836
90,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	89,786
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	68,905
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	78,731
	Total Leisure Time	$840,322
	Lodging — 3.2%
30,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 30,036
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	206,071
142,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	133,805
6
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Lodging — (continued)
85,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 85,276
250,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	250,896
120,000	MGM Resorts International, 6.50%, 4/15/32	119,575
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,962
	Total Lodging	$916,621
	Media — 4.9%
744,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 625,992
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	35,682
380,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	273,612
120,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	119,992
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	177,013
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	176,892
	Total Media	$1,409,183
	Mining — 4.1%
154,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 147,512
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	226,287
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	319,112
169,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	163,795
223,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	227,626
100,000	Taseko Mines, Ltd., 8.25%, 5/1/30	102,075
	Total Mining	$1,186,407
	Miscellaneous Manufacturing — 1.0%
274,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 284,338
	Total Miscellaneous Manufacturing	$284,338
	Oil & Gas — 6.4%
140,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	$ 136,416
170,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	173,692
190,291	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	188,764
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	103,857
45,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	47,126
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	46,990
169,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	155,485
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	37,605
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	193,940
75,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	72,181
90,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	90,897
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	33,694
63,750	Transocean, Inc., 8.75%, 2/15/30 (144A)	65,747
25,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	25,509
80,000	Transocean, Inc., 6.80%, 3/15/38	65,553
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	48,978
50,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	49,019
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	173,250
145,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	139,523
	Total Oil & Gas	$1,848,226
	Oil & Gas Services — 1.0%
70,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 69,913
The accompanying notes are an integral part of these financial statements.
7

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — (continued)
108,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 112,147
100,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	101,765
	Total Oil & Gas Services	$283,825
	Packaging & Containers — 2.9%
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 282,370
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	195,852
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	53,527
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	101,051
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	40,061
65,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	67,002
118,000	TriMas Corp., 4.125%, 4/15/29 (144A)	108,294
	Total Packaging & Containers	$848,157
	Pharmaceuticals — 3.8%
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 259,162
80,000(e)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	80,268
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	179,762
295,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	276,604
102,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	297,839
272,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$1,093,635
	Pipelines — 4.3%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 139,449
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	262,834
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	114,415
85,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	87,884
110,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	107,726
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	101,750
130,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	131,148
40,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	41,361
100,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	103,714
110,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	114,722
40,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	44,211
	Total Pipelines	$1,249,214
	REITs — 2.0%
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 199,245
200,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	126,021
30,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	30,774
140,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	127,031
100,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	106,628
	Total REITs	$589,699
	Retail — 4.2%
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 121,448
95,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	98,576
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	118,530
235,000	Gap, Inc., 3.875%, 10/1/31 (144A)	203,208
177,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	169,970
8
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Retail — (continued)
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	$ 252,113
35,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	36,308
230,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	215,922
	Total Retail	$1,216,075
	Telecommunications — 2.5%
260,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 194,704
200,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	182,161
137,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	149,193
195,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	201,401
	Total Telecommunications	$727,459
	Transportation — 1.2%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 216,564
149,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	139,133
	Total Transportation	$355,697
	Total Corporate Bonds (Cost $25,682,795)	$25,440,788

Shares
	Rights/Warrants — 0.0% of Net Assets
	Health Care Providers & Services — 0.0%†
80(b)	Option Care Health, Inc., 7/27/25	$ 385
80(b)	Option Care Health, Inc., 12/31/25	204
	Total Health Care Providers & Services	$589
	Trading Companies & Distributors — 0.0%†
GBP6,300(b)	Avation Plc, 1/1/59	$ 4,338
	Total Trading Companies & Distributors	$4,338
	Total Rights/Warrants (Cost $—)	$4,927

Face Amount USD ($)
	Insurance-Linked Securities — 0.0% of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(b)(f)+	Lorenz Re 2019, 6/30/25	$ 201
	Total Reinsurance Sidecars	$201
	Total Insurance-Linked Securities (Cost $3,878)	$201

The accompanying notes are an integral part of these financial statements.
9

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 5.0% of Net Assets
	Open-End Fund — 5.0%
1,470,427(g)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 1,470,427
		$1,470,427
	TOTAL SHORT TERM INVESTMENTS (Cost $1,470,427)	$1,470,427
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 95.9% (Cost $28,052,794)	$27,854,596
		Net Realized Gain (Loss) for the year ended 12/31/24	Change in Unrealized Appreciation (Depreciation) for the year ended 12/31/24	Capital Gain Distributions for the year ended 12/31/24	Dividend Income for the year ended 12/31/24	Value
	Affiliated Issuer — 2.5%
	Closed-End Fund — 2.5% of Net Assets
80,577(h)	Pioneer ILS Interval Fund	$—	$31,475	$—	$82,941	$ 719,549
	Total Investments in Affiliated Issuer — 2.5% (Cost $810,891)					$719,549
	OTHER ASSETS AND LIABILITIES — 1.6%					$453,648
	net assets — 100.0%					$29,027,793

bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $23,041,775, or 79.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
(h)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,878	$ 201
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
10
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	184,033	EUR	170,000	State Street Bank & Trust Co.	1/23/25	$7,778
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$7,778
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
740,000	Markit CDX North America High Yield Index Series 43	Receive	5.00%	12/20/29	$51,413	$6,431	$57,844
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$51,413	$6,431	$57,844

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2024, aggregated $14,589,281 and $13,781,246, respectively.
At December 31, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $28,861,762 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$491,194
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(779,124)
Net unrealized depreciation	$(287,930)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$352,702	$—	$352,702
Common Stocks
Passenger Airlines	—	137,175	—	137,175
Pharmaceuticals	12,550	—	—	12,550
Convertible Corporate Bonds	—	435,826	—	435,826
Corporate Bonds
Pharmaceuticals	—	1,093,635	0*	1,093,635
All Other Corporate Bonds	—	24,347,153	—	24,347,153
Rights/Warrants
Health Care Providers & Services	—	589	—	589
Trading Companies & Distributors	4,338	—	—	4,338
Insurance-Linked Securities
Reinsurance Sidecars	—	—	201	201
Open-End Fund	1,470,427	—	—	1,470,427
Affiliated Closed-End Fund	719,549	—	—	719,549
Total Investments in Securities	$2,206,864	$26,367,080	$201	$28,574,145
The accompanying notes are an integral part of these financial statements.
11

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$7,778	$—	$7,778
Centrally cleared swap contracts^	—	6,431	—	6,431
Total Other Financial Instruments	$—	$14,209	$—	$14,209
*	Securities valued at $0.005.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the year ended December 31, 2024, a security valued at $65,280 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs, and a security valued at $108,197 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the year.
12
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $28,052,794)	$27,854,596
Investments in affiliated issuers, at value (cost $810,891)	719,549
Variation margin for centrally cleared swap contracts	694
Swap contracts, at value (premium paid $51,413)	57,844
Unrealized appreciation on forward foreign currency exchange contracts	7,778
Receivables —
Portfolio shares sold	10,942
Dividends	5,335
Interest	454,214
Due from the Adviser	373
Other assets	213
Total assets	$29,111,538
LIABILITIES:
Overdraft due to custodian	$283
Payables —
Portfolio shares repurchased	361
Trustees’ fees	54
Professional fees	68,815
Printing expense	5,965
Swaps collateral	4,450
Management fees	2,393
Administrative expenses	999
Distribution fees	183
Accrued expenses	242
Total liabilities	$83,745
NET ASSETS:
Paid-in capital	$32,443,429
Distributable earnings (loss)	(3,415,636)
Net assets	$29,027,793
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $23,615,497/2,770,248 shares)	$8.52
Class II (based on $5,412,296/644,166 shares)	$8.40
The accompanying notes are an integral part of these financial statements.
13

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$1,850,959
Dividends from affiliated issuers	82,941
Dividends from unaffiliated issuers	73,376
Total Investment Income		$2,007,276
EXPENSES:
Management fees	$178,943
Administrative expenses	17,177
Transfer agent fees
Class I	12
Class II	3
Distribution fees
Class II	13,166
Custodian fees	337
Professional fees	78,870
Printing expense	4,917
Officers’ and Trustees’ fees	7,945
Insurance expense	211
Miscellaneous	509
Total expenses		$302,090
Less fees waived and expenses reimbursed by the Adviser		(41,157)
Net expenses		$260,933
Net investment income		$1,746,343
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(236,409)
Forward foreign currency exchange contracts	1,701
Swap contracts	(94,789)
Other assets and liabilities denominated in foreign currencies	4,070	$(325,427)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$754,535
Investments in affiliated issuers	31,475
Forward foreign currency exchange contracts	7,778
Swap contracts	70,795
Other assets and liabilities denominated in foreign currencies	(529)	$864,054
Net realized and unrealized gain (loss) on investments		$538,627
Net increase in net assets resulting from operations		$2,284,970
14
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$1,746,343	$1,671,423
Net realized gain (loss) on investments	(325,427)	(1,934,841)
Change in net unrealized appreciation (depreciation) on investments	864,054	3,190,986
Net increase in net assets resulting from operations	$2,284,970	$2,927,568
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($0.49 and $0.45 per share, respectively)	$(1,282,442)	$(1,164,259)
Class II ($0.46 and $0.42 per share, respectively)	(290,035)	(293,333)
Total distributions to shareholders	$(1,572,477)	$(1,457,592)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$8,893,490	$12,925,149
Reinvestment of distributions	1,572,477	1,453,429
Cost of shares repurchased	(10,389,352)	(15,041,580)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$76,615	$(663,002)
Net increase in net assets	$789,108	$806,974
NET ASSETS:
Beginning of year	$28,238,685	$27,431,711
End of year	$29,027,793	$28,238,685
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	502,402	$4,225,657	227,089	$1,814,900
Reinvestment of distributions	152,466	1,282,442	144,822	1,161,562
Less shares repurchased	(471,523)	(3,949,416)	(461,556)	(3,687,767)
Net increase (decrease)	183,345	$1,558,683	(89,645)	$(711,305)
Class II
Shares sold	563,313	$4,667,833	1,416,193	$11,110,249
Reinvestment of distributions	34,921	290,035	36,891	291,867
Less shares repurchased	(781,402)	(6,439,936)	(1,449,210)	(11,353,813)
Net increase (decrease)	(183,168)	$(1,482,068)	3,874	$48,303
The accompanying notes are an integral part of these financial statements.
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Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$8.30	$7.86	$9.34	$9.29	$9.58
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.54	0.51	0.45	0.43	0.46
Net realized and unrealized gain (loss) on investments	0.17	0.38	(1.50)	0.10	(0.27)
Net increase (decrease) from investment operations	$0.71	$0.89	$(1.05)	$0.53	$0.19
Distributions to shareholders:
Net investment income	(0.49)	(0.45)	(0.42)	(0.48)	(0.48)
Tax return of capital	—	—	(0.01)	—	—
Total distributions	$(0.49)	$(0.45)	$(0.43)	$(0.48)	$(0.48)
Net increase (decrease) in net asset value	$0.22	$0.44	$(1.48)	$0.05	$(0.29)
Net asset value, end of period	$8.52	$8.30	$7.86	$9.34	$9.29
Total return(b)	8.71%	11.63%(c)	(11.43)%	5.82%	2.37%
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	1.02%
Ratio of net investment income (loss) to average net assets	6.39%	6.38%	5.37%	4.60%	5.15%
Portfolio turnover rate	53%	40%	31%	99%	90%
Net assets, end of period (in thousands)	$23,615	$21,472	$21,048	$28,234	$34,218
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.05%	1.30%	1.13%	1.12%	1.10%
Net investment income (loss) to average net assets	6.24%	5.98%	5.14%	4.38%	5.07%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
16
The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll
Net asset value, beginning of period	$8.18	$7.75	$9.21	$9.16	$9.47
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.51	0.49	0.42	0.40	0.42
Net realized and unrealized gain (loss) on investments	0.17	0.36	(1.48)	0.10	(0.28)
Net increase (decrease) from investment operations	$0.68	$0.85	$(1.06)	$0.50	$0.14
Distributions to shareholders:
Net investment income	(0.46)	(0.42)	(0.39)	(0.45)	(0.45)
Tax return of capital	—	—	(0.01)	—	—
Total distributions	$(0.46)	$(0.42)	$(0.40)	$(0.45)	$(0.45)
Net increase (decrease) in net asset value	$0.22	$0.43	$(1.46)	$0.05	$(0.31)
Net asset value, end of period	$8.40	$8.18	$7.75	$9.21	$9.16
Total return(b)	8.48%	11.29%(c)	(11.66)%	5.56%	1.87%
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.26%
Ratio of net investment income (loss) to average net assets	6.14%	6.18%	5.06%	4.29%	4.81%
Portfolio turnover rate	53%	40%	31%	99%	90%
Net assets, end of period (in thousands)	$5,412	$6,767	$6,384	$15,161	$8,125
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.30%	1.55%	1.38%	1.37%	1.33%
Net investment income (loss) to average net assets	5.99%	5.78%	4.83%	4.07%	4.74%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
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Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer High Yield VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Portfolio is to maximize total return through a combination of income and capital appreciation.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s Adviser. Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt
18

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
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Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2024, the Portfolio was permitted to carry forward indefinitely $112,361 of short-term losses and $3,164,927 of long-term losses.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$1,572,477	$1,457,592
Total	$1,572,477	$1,457,592
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Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$149,582
Capital loss carryforward	(3,277,288)
Net unrealized depreciation	(287,930)
Total	$(3,415,636)
The difference between book basis and tax basis unrealized depreciation is attributable to book-tax amortization differences and the mark to market of swaps and forwards.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political
21

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its total assets in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
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Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Portfolio at December 31, 2024 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss
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Notes to Financial Statements 12/31/24 (continued)
than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at December 31, 2024 is listed in the Schedule of Investments.
I.	Forward Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio’s financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended December 31, 2024, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended December 31, 2024 was $73,140 for sells. Open forward foreign currency exchange contracts outstanding at December 31, 2024 are listed in the Schedule of Investments.
J.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default
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swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2024 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the year ended December 31, 2024 were $876,660 and $454,000, respectively. Open credit default swap contracts at December 31, 2024 are listed in the Schedule of Investments.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the year ended December 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the year ended December 31, 2024, the Adviser waived $11,476 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.90% and 1.15% of the average daily net assets attributable to Class I shares and Class II shares respectively. These expense limitations are in effect through May 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended December 31, 2024, are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $2,393 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The
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Notes to Financial Statements 12/31/24 (continued)
Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2024, the Portfolio paid $7,945 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $54 and a payable for administrative expenses of $999, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $183 in distribution fees payable to the Distributor at December 31, 2024.
6.  Master Netting Agreements
The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets of the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank & Trust Co.	$7,778	$—	$—	$—	$7,778
Total	$7,778	$—	$—	$—	$7,778
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$7,778	$—	$—
Centrally cleared swap contracts†	—	6,431	—	—	—
Total Value	$—	$6,431	$7,778	$—	$—

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
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Notes to Financial Statements 12/31/24 (continued)
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$1,701	$—	$—
Swap contracts	—	(94,789)	—	—	—
Total Value	$—	$(94,789)	$1,701	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$7,778	$—	$—
Swap contracts	—	70,795	—	—	—
Total Value	$—	$70,795	$7,778	$—	$—
8.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2024, the Portfolio had no unfunded loan commitments outstanding.
9.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At December 31, 2024, the value of the Portfolio’s investment in afﬁliated issuers was $719,549, which represents 2.5% of the Portfolio’s net assets.
Transactions in afﬁliated issuers by the Portfolio for the year ended December 31, 2024 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2023	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at December 31, 2024	Value at December 31, 2024
Pioneer ILS Interval Fund	$605,133	$—	$31,475	$—	$82,941	$—	80,577	$719,549
Annual and semi-annual shareholder reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.
10.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital
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(the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer High Yield VCT Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pioneer High Yield VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Portfolio’s ordinary income distributions derived from qualified interest income was 75.33%.
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Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer High Yield VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
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Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class I shares was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Portfolio for the most recent fiscal year.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
33

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
34

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18662-19-0225

Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Annual Report  |  December 31, 2024
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

Pioneer Strategic Income VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.1%
	Senior Secured Floating Rate Loan Interests — 0.8% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
19,450	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.971% (Term SOFR + 350 bps), 10/15/28	$ 19,572
	Total Chemicals-Diversified	$19,572
	Cruise Lines — 0.1%
19,950	LC Ahab US Bidco LLC, Initial Term Loan, 7.357% (Term SOFR + 300 bps), 5/1/31	$ 20,125
	Total Cruise Lines	$20,125
	Electric-Generation — 0.1%
29,925	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 30,195
	Total Electric-Generation	$30,195
	Medical-Drugs — 0.0%†
9,975	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.573% (Term SOFR + 400 bps), 4/23/31	$ 10,053
	Total Medical-Drugs	$10,053
	Medical-Wholesale Drug Distribution — 0.1%
29,808	Owens & Minor, Inc., Term B-1 Loan, 8.207% (Term SOFR + 375 bps), 3/29/29	$ 30,218
	Total Medical-Wholesale Drug Distribution	$30,218
	Recreational Centers — 0.0%†
15,444	Fitness International LLC, Term B Loan, 9.707% (Term SOFR + 525 bps), 2/12/29	$ 15,547
	Total Recreational Centers	$15,547
	Rental Auto & Equipment — 0.4%
99,381(b)	Hertz Corp., Initial Term B Loan, 6/30/28	$ 89,712
19,408(b)	Hertz Corp., Initial Term C Loan, 6/30/28	17,520
	Total Rental Auto & Equipment	$107,232
	Retail — 0.0%†
9,950	MI Windows and Doors LLC, Term B-2 Loan, 7.357% (Term SOFR + 300 bps), 3/28/31	$ 10,066
	Total Retail	$10,066
	Total Senior Secured Floating Rate Loan Interests (Cost $243,180)	$243,008

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(c)	Desarrolladora Homex SAB de CV	$ 1
	Total Household Durables	$1
	Paper & Forest Products — 0.0%
1,032(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(c)	Grupo Aeromexico SAB de CV	$ 31,165
	Total Passenger Airlines	$31,165
2
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Pharmaceuticals — 0.0%†
159(c)	Endo, Inc.	$ 3,808
	Total Pharmaceuticals	$3,808
	Total Common Stocks (Cost $23,612)	$34,974

Principal Amount USD ($)
	Asset Backed Securities — 3.5% of Net Assets
43,887	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	$ 44,034
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	103,424
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	81,342
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	67,418
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	105,018
92,161	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	92,849
60,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	58,755
13,736(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,655
50,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	50,539
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	100,743
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	83,360
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	98,725
83,697(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	84,615
69,524	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	67,887
	Total Asset Backed Securities (Cost $1,075,165)	$1,051,364

	Collateralized Mortgage Obligations—10.9% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 65,596
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	71,545
90,751(e)	CIM Trust, Series 2021-J2, Class B3, 2.67%, 4/25/51 (144A)	71,214
91,740(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.986%, 5/25/51 (144A)	73,565
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.333% (SOFR30A + 376 bps), 2/25/40 (144A)	21,006
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.333% (SOFR30A + 376 bps), 2/25/40 (144A)	52,475
170,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.069% (SOFR30A + 450 bps), 1/25/42 (144A)	179,497
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.51% (SOFR30A + 195 bps), 3/25/44 (144A)	50,528
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.51% (SOFR30A + 395 bps), 9/26/33 (144A)	154,862
67,065(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.318% (SOFR30A + 592 bps), 7/15/42	6,785
38,353(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.838% (SOFR30A + 644 bps), 8/15/42	4,843
36,457(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	7,481
47,473(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	9,902
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.219% (SOFR30A + 565 bps), 12/25/50 (144A)	57,391
30,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.683% (SOFR30A + 1,011 bps), 7/25/50 (144A)	40,316
80,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.969% (SOFR30A + 740 bps), 11/25/50 (144A)	98,399
The accompanying notes are an integral part of these financial statements.
3

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
45,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.319% (SOFR30A + 375 bps), 12/25/41 (144A)	$ 46,485
55,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 9.319% (SOFR30A + 475 bps), 2/25/42 (144A)	57,810
60	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	60
16,289(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.867% (SOFR30A + 644 bps), 8/25/41	1,336
14,783(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.517% (SOFR30A + 609 bps), 6/25/48	1,602
16,588(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.367% (SOFR30A + 594 bps), 7/25/49	1,650
15,241(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.367% (SOFR30A + 594 bps), 8/25/49	1,719
15,812(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.367% (SOFR30A + 594 bps), 8/25/49	1,839
150,000(e)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	150,094
91,831(e)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.926%, 8/25/51 (144A)	71,243
9,592	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	9,467
130,592(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.838% (1 Month Term SOFR + 331 bps), 9/20/49	1,083
191,007(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	32,657
189,554(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	31,578
93,329(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	15,770
106,147(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.768% (1 Month Term SOFR + 324 bps), 1/20/50	1,197
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	69,682
92,158(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.829%, 5/28/52 (144A)	72,033
89,978(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.231%, 7/25/51 (144A)	74,736
91,405(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	69,946
137,367(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	105,289
91,126(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.979%, 10/25/51 (144A)	71,241
93,789(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.101%, 8/25/52 (144A)	73,040
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	69,663
93,637(e)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.293%, 3/25/52 (144A)	74,390
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.519%, 7/25/52 (144A)	64,935
56,775(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.369% (SOFR30A + 180 bps), 3/25/51 (144A)	54,329
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	64,628
94,522(e)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.526%, 4/25/52 (144A)	75,329
90,058(e)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	72,303
90,356(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	72,651
96,637(e)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.192%, 5/25/52 (144A)	76,378
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	64,355
50,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.183% (SOFR30A + 1,061 bps), 2/25/47 (144A)	61,120
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.848%, 10/25/56 (144A)	81,869
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.603% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	101,064
85,804(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	71,270
133,391(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.969% (SOFR30A + 340 bps), 11/25/33 (144A)	135,426
88,572(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.911%, 9/25/50 (144A)	73,707
4
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	$ 64,066
94,409(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.43%, 3/25/52 (144A)	74,406
	Total Collateralized Mortgage Obligations (Cost $3,780,294)	$3,278,851

	Commercial Mortgage-Backed Securities—5.4% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.512% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 36,810
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.45% (SOFR30A + 285 bps), 1/20/37 (144A)	98,437
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.287%, 9/15/48 (144A)	53,938
40,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.411% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	39,887
35,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.808% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	34,902
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.756% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	49,828
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.064%, 4/15/50	88,965
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.553%, 11/15/48	23,807
75,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.569% (SOFR30A + 400 bps), 11/25/51 (144A)	76,485
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.757%, 12/25/26 (144A)	46,588
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	47,128
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.839%, 12/25/27 (144A)	69,181
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.084%, 10/25/31 (144A)	21,672
41,777(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	39,094
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 3.927%, 9/25/28 (144A)	44,378
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.17% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	95,376
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	8,203
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	46,782
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	81,380
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	11,178
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	90,254
89,363(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.933% (SOFR30A + 336 bps), 10/25/49 (144A)	90,279
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	27,425
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.403% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	49,792
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.844%, 2/25/52 (144A)	86,717
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	80,364
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	77,886
100,000(e)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	101,849
1,000,000(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.371%, 3/15/51	11,109
	Total Commercial Mortgage-Backed Securities (Cost $1,881,957)	$1,629,694

	Convertible Corporate Bonds — 0.4% of Net Assets
	Entertainment — 0.3%
122,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 103,822
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	5,020
	Total Entertainment	$108,842
The accompanying notes are an integral part of these financial statements.
5

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Software — 0.1%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 19,811
	Total Software	$19,811
	Total Convertible Corporate Bonds (Cost $145,563)	$128,653

	Corporate Bonds — 46.6% of Net Assets
	Aerospace & Defense — 0.8%
180,000	Boeing Co., 6.858%, 5/1/54	$ 191,312
35,000	Boeing Co., 7.008%, 5/1/64	37,140
25,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	24,756
	Total Aerospace & Defense	$253,208
	Airlines — 0.9%
50,766(h)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 49,180
12,300	American Airlines Pass-Through Trust, 3.95%, 7/11/30	11,372
30,256(a)	Gol Finance S.A., 14.857% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	31,315
15,503	JetBlue Pass-Through Trust, 4.00%, 11/15/32	14,571
40,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	40,494
10,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	10,007
EUR100,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	105,918
	Total Airlines	$262,857
	Auto Manufacturers — 2.9%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 132,878
40,000	Ford Motor Co., 6.10%, 8/19/32	39,807
205,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	200,570
25,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	25,329
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	126,811
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	171,030
177,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28 (144A)	160,898
	Total Auto Manufacturers	$857,323
	Banks — 12.5%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 168,629
200,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	170,272
EUR200,000(e)(i)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	191,114
65,000(e)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	65,226
41,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	41,604
280,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	274,521
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	182,389
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	25,004
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,530
200,000(e)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	198,672
35,000(e)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	35,028
220,000(e)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	178,635
200,000(e)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	213,609
125,000(e)	JPMorgan Chase & Co., 5.534% (SOFR + 155 bps), 11/29/45	122,019
170,000(e)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	176,938
255,000(e)	Lloyds Banking Group Plc, 5.721% (1 Year CMT Index + 107 bps), 6/5/30	259,267
40,000(e)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	40,057
100,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	97,158
6
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Banks — (continued)
55,000(e)	Morgan Stanley, 5.516% (SOFR + 171 bps), 11/19/55	$ 53,004
20,000(e)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	20,338
75,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	75,246
20,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	20,021
235,000(e)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	203,869
115,000(e)	PNC Financial Services Group, Inc., 5.492% (SOFR + 120 bps), 5/14/30	116,622
50,000(e)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	48,825
50,000(e)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	50,441
55,000(e)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	58,811
200,000(e)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	193,862
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	193,120
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	208,949
70,000(e)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	70,578
	Total Banks	$3,759,358
	Beverages — 1.4%
225,000	PepsiCo, Inc., 4.80%, 7/17/34	$ 220,530
200,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	200,675
	Total Beverages	$421,205
	Biotechnology — 0.2%
35,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 34,902
40,000	Royalty Pharma Plc, 5.40%, 9/2/34	38,922
	Total Biotechnology	$73,824
	Building Materials — 0.1%
25,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 25,117
	Total Building Materials	$25,117
	Chemicals — 0.9%
115,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 119,344
93,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	92,010
45,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	44,785
	Total Chemicals	$256,139
	Commercial Services — 1.1%
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 35,773
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	117,678
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	25,782
43,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	41,934
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	60,865
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	36,972
20,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	20,238
	Total Commercial Services	$339,242
	Computers — 0.1%
15,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 15,113
10,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	10,197
	Total Computers	$25,310
	Cosmetics/Personal Care — 0.5%
145,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 139,593
	Total Cosmetics/Personal Care	$139,593
The accompanying notes are an integral part of these financial statements.
7

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Distribution/Wholesale — 0.0%†
10,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 10,399
	Total Distribution/Wholesale	$10,399
	Diversified Financial Services — 4.6%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 130,698
29,000(e)(i)	Ally Financial, Inc., 4.70% (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 348 bps)	25,344
75,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	74,136
7,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	7,071
130,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	131,587
105,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	107,924
60,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	48,430
70,000(e)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	70,408
100,000(e)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	103,828
45,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	46,398
40,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	41,278
150,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	152,984
80,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	82,445
50,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	49,915
130,000	OneMain Finance Corp., 4.00%, 9/15/30	115,539
20,000	OneMain Finance Corp., 7.875%, 3/15/30	20,863
10,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	10,477
10,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	10,179
75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	76,773
30,000(e)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	30,275
32,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	30,824
	Total Diversified Financial Services	$1,367,376
	Electric — 1.2%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 70,419
15,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	15,072
15,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	14,841
50,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	51,407
100,000(e)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	99,215
15,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	14,842
73,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	73,975
19,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	20,444
	Total Electric	$360,215
	Electrical Components & Equipments — 0.3%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 99,703
	Total Electrical Components & Equipments	$99,703
	Electronics — 0.1%
30,000	Flex, Ltd., 5.25%, 1/15/32	$ 29,499
	Total Electronics	$29,499
	Energy-Alternate Sources — 0.1%
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,134
	Total Energy-Alternate Sources	$33,134
8
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Entertainment — 0.6%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 179,970
	Total Entertainment	$179,970
	Food — 0.6%
15,000(h)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 15,863
25,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	26,189
13,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	10,822
77,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	76,647
45,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	45,775
	Total Food	$175,296
	Gas — 0.4%
120,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 121,691
	Total Gas	$121,691
	Hand & Machine Tools — 0.2%
50,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 51,434
	Total Hand & Machine Tools	$51,434
	Healthcare-Products — 0.1%
40,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 40,524
	Total Healthcare-Products	$40,524
	Healthcare-Services — 1.0%
EUR100,000	CAB SELAS, 3.375%, 2/1/28 (144A)	$ 96,198
25,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	25,114
100,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	97,271
75,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	76,433
	Total Healthcare-Services	$295,016
	Insurance — 1.5%
105,000	CNO Financial Group, Inc., 6.45%, 6/15/34	$ 108,480
100,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	90,104
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	97,176
60,000(e)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	61,858
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	78,376
	Total Insurance	$435,994
	Iron & Steel — 0.3%
30,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 29,463
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	58,932
	Total Iron & Steel	$88,395
	Leisure Time — 0.5%
EUR100,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 112,109
4,000	Carnival Corp., 6.00%, 5/1/29 (144A)	3,991
45,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	44,893
	Total Leisure Time	$160,993
	Lodging — 0.3%
15,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 15,018
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	28,269
The accompanying notes are an integral part of these financial statements.
9

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 30,097
10,000	Las Vegas Sands Corp., 6.00%, 8/15/29	10,130
	Total Lodging	$83,514
	Media — 0.6%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 8,414
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	114,146
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	15,292
35,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	34,997
	Total Media	$172,849
	Mining — 0.7%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 110,155
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	103,704
	Total Mining	$213,859
	Multi-National — 0.3%
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	$ 53,489
INR4,000,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	45,279
	Total Multi-National	$98,768
	Office & Business Equipment — 0.2%
45,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 44,354
	Total Office & Business Equipment	$44,354
	Oil & Gas — 4.1%
150,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 150,651
30,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	29,232
55,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	56,194
290,000(e)(i)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 167 bps)	284,943
60,000	ConocoPhillips Co., 5.65%, 1/15/65	56,710
72,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	63,180
75,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	69,907
222,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	208,708
35,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	35,349
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	34,798
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	48,979
10,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	9,804
45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	44,651
45,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	44,707
50,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	48,111
45,000	YPF S.A., 6.95%, 7/21/27 (144A)	44,039
	Total Oil & Gas	$1,229,963
	Oil & Gas Services — 0.4%
30,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 29,963
44,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	45,690
30,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	30,529
	Total Oil & Gas Services	$106,182
10
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Packaging & Containers — 0.1%
34,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 34,052
	Total Packaging & Containers	$34,052
	Pharmaceuticals — 0.7%
10,000	Novartis Capital Corp., 4.70%, 9/18/54	$ 8,820
31,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	212,287
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$221,107
	Pipelines — 2.8%
40,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 39,029
30,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	30,211
50,000(e)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	51,397
50,000(e)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	51,920
58,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	64,418
175,000	Energy Transfer LP, 5.60%, 9/1/34	174,846
50,000	Energy Transfer LP, 7.375%, 2/1/31 (144A)	52,286
15,000(e)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	14,752
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	7,734
105,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	94,491
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	31,199
35,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	36,191
88,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	90,224
20,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	20,743
50,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	52,146
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	16,579
	Total Pipelines	$828,166
	Real Estate — 0.1%
50,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 44,229
	Total Real Estate	$44,229
	REITs — 0.7%
25,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 23,925
6,000	Highwoods Realty LP, 2.60%, 2/1/31	4,997
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,291
155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	97,667
10,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	10,258
30,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	27,221
35,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	37,320
	Total REITs	$206,679
	Retail — 0.7%
25,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 25,941
120,000	Darden Restaurants, Inc., 6.30%, 10/10/33	125,870
30,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	28,670
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	32,682
	Total Retail	$213,163
The accompanying notes are an integral part of these financial statements.
11

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	Semiconductors — 1.5%
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 195,654
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	202,804
60,000	Microchip Technology, Inc., 5.05%, 2/15/30	59,584
	Total Semiconductors	$458,042
	Telecommunications — 0.3%
EUR100,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	$ 103,585
	Total Telecommunications	$103,585
	Trucking & Leasing — 0.2%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	$ 46,324
	Total Trucking & Leasing	$46,324
	Total Corporate Bonds (Cost $14,228,528)	$13,967,651

Face Amount USD ($)
	Insurance-Linked Securities — 0.0% of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(c)(j)+	Lorenz Re 2019, 6/30/25	$ 160
	Total Reinsurance Sidecars	$160
	Total Insurance-Linked Securities (Cost $3,103)	$160

Principal Amount USD ($)
	Foreign Government Bonds — 3.0% of Net Assets
	Argentina — 0.3%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 5,278
145,500(d)	Argentine Republic Government International Bond, 4.125%, 7/9/35	96,489
	Total Argentina	$101,767
	Colombia — 0.7%
200,000	Colombia Government International Bond, 7.750%, 11/7/36	$ 195,580
	Total Colombia	$195,580
	Indonesia — 0.4%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 107,876
	Total Indonesia	$107,876
	Ivory Coast — 0.6%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 91,025
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	96,936
	Total Ivory Coast	$187,961
	Romania — 0.3%
EUR60,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 60,736
EUR40,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	39,708
	Total Romania	$100,444
12
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Serbia — 0.3%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 78,570
	Total Serbia	$78,570
	Supranational — 0.3%
INR5,500,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 63,737
KZT11,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	20,929
	Total Supranational	$84,666
	Uruguay — 0.1%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 40,789
	Total Uruguay	$40,789
	Total Foreign Government Bonds (Cost $1,001,008)	$897,653

	U.S. Government and Agency Obligations — 31.6% of Net Assets
243,630	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 195,681
243,758	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	200,949
5,707	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	5,534
1,235	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,081
21,389	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	19,508
73,725	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	65,720
45,186	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	40,389
4,241	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	3,928
7,187	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	7,171
1,746	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,736
3,493	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,515
79,483	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	79,705
98,646	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	99,299
77,711	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	79,320
396,181	Federal National Mortgage Association, 1.500%, 3/1/42	318,465
105,596	Federal National Mortgage Association, 2.000%, 12/1/41	87,775
161,740	Federal National Mortgage Association, 2.000%, 4/1/42	133,647
55,046	Federal National Mortgage Association, 2.000%, 11/1/51	43,791
215,645	Federal National Mortgage Association, 2.500%, 5/1/51	179,110
61,913	Federal National Mortgage Association, 2.500%, 5/1/51	51,475
146,786	Federal National Mortgage Association, 2.500%, 11/1/51	121,834
161,002	Federal National Mortgage Association, 2.500%, 1/1/52	132,965
77,873	Federal National Mortgage Association, 2.500%, 2/1/52	64,574
420,365	Federal National Mortgage Association, 2.500%, 4/1/52	342,958
8,717	Federal National Mortgage Association, 3.000%, 10/1/30	8,387
499	Federal National Mortgage Association, 3.000%, 5/1/46	437
701	Federal National Mortgage Association, 3.000%, 10/1/46	613
357	Federal National Mortgage Association, 3.000%, 1/1/47	312
113,056	Federal National Mortgage Association, 3.000%, 1/1/52	97,573
152,444	Federal National Mortgage Association, 3.000%, 3/1/52	132,109
953,920	Federal National Mortgage Association, 3.000%, 6/1/52	811,566
93,240	Federal National Mortgage Association, 3.000%, 6/1/52	79,298
73,563	Federal National Mortgage Association, 3.500%, 3/1/52	65,584
80,821	Federal National Mortgage Association, 3.500%, 4/1/52	72,006
26,963	Federal National Mortgage Association, 3.500%, 4/1/52	24,104
71,588	Federal National Mortgage Association, 3.500%, 5/1/52	63,831
The accompanying notes are an integral part of these financial statements.
13

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
22,776	Federal National Mortgage Association, 4.000%, 10/1/40	$ 21,489
3,161	Federal National Mortgage Association, 4.000%, 12/1/40	2,983
15,642	Federal National Mortgage Association, 4.000%, 11/1/43	14,622
35,363	Federal National Mortgage Association, 4.000%, 7/1/51	32,565
9,094	Federal National Mortgage Association, 4.000%, 9/1/51	8,409
100,000	Federal National Mortgage Association, 4.000%, 1/1/55 (TBA)	91,438
28,524	Federal National Mortgage Association, 4.500%, 9/1/43	27,655
27,144	Federal National Mortgage Association, 4.500%, 1/1/44	26,316
100,000	Federal National Mortgage Association, 4.500%, 1/1/55 (TBA)	94,047
5,864	Federal National Mortgage Association, 5.000%, 4/1/30	5,882
8,025	Federal National Mortgage Association, 5.000%, 1/1/39	7,961
1,780	Federal National Mortgage Association, 5.000%, 12/1/44	1,774
300,000	Federal National Mortgage Association, 5.000%, 1/1/55 (TBA)	289,522
200,000	Federal National Mortgage Association, 5.000%, 2/1/55 (TBA)	192,921
89,535	Federal National Mortgage Association, 5.500%, 9/1/39	90,139
78,821	Federal National Mortgage Association, 5.500%, 4/1/50	79,025
79,747	Federal National Mortgage Association, 5.500%, 4/1/53	79,096
34,668	Federal National Mortgage Association, 5.500%, 9/1/53	34,229
100,000	Federal National Mortgage Association, 5.500%, 1/1/55 (TBA)	98,675
300,000	Federal National Mortgage Association, 5.500%, 2/1/55 (TBA)	295,814
47	Federal National Mortgage Association, 6.000%, 3/1/32	48
84,914	Federal National Mortgage Association, 6.000%, 5/1/53	87,086
71,586	Federal National Mortgage Association, 6.000%, 7/1/53	72,307
86,452	Federal National Mortgage Association, 6.000%, 9/1/53	86,915
99,204	Federal National Mortgage Association, 6.000%, 3/1/54	99,786
200,000	Federal National Mortgage Association, 6.000%, 1/1/55 (TBA)	200,922
200,000	Federal National Mortgage Association, 6.000%, 2/1/55 (TBA)	200,750
39,614	Federal National Mortgage Association, 6.500%, 8/1/53	40,664
83,036	Federal National Mortgage Association, 6.500%, 9/1/53	85,766
130,826	Federal National Mortgage Association, 6.500%, 5/1/54	133,583
33,877	Federal National Mortgage Association, 6.500%, 8/1/54	34,727
33,889	Federal National Mortgage Association, 6.500%, 9/1/54	34,720
30,637	Federal National Mortgage Association, 6.500%, 9/1/54	31,479
600,000	Federal National Mortgage Association, 6.500%, 1/1/55 (TBA)	612,375
100,000	Government National Mortgage Association, 2.000%, 1/20/55 (TBA)	79,961
200,000	Government National Mortgage Association, 2.500%, 1/20/55 (TBA)	167,000
100,000	Government National Mortgage Association, 3.000%, 1/20/55 (TBA)	86,703
100,000	Government National Mortgage Association, 3.500%, 2/20/55 (TBA)	89,399
100,000	Government National Mortgage Association, 6.000%, 1/20/55 (TBA)	100,656
2,805	Government National Mortgage Association I, 3.500%, 10/15/42	2,572
56,368	Government National Mortgage Association I, 4.000%, 4/15/42	53,228
46,803	Government National Mortgage Association I, 4.000%, 8/15/43	44,659
3,147	Government National Mortgage Association I, 4.000%, 3/15/44	2,956
6,710	Government National Mortgage Association I, 4.000%, 9/15/44	6,301
6,076	Government National Mortgage Association I, 4.000%, 4/15/45	5,706
10,829	Government National Mortgage Association I, 4.000%, 6/15/45	10,214
1,167	Government National Mortgage Association I, 4.500%, 9/15/33	1,144
2,361	Government National Mortgage Association I, 4.500%, 4/15/35	2,321
7,481	Government National Mortgage Association I, 4.500%, 1/15/40	7,256
14
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,252	Government National Mortgage Association I, 4.500%, 3/15/40	$ 29,172
5,426	Government National Mortgage Association I, 4.500%, 9/15/40	5,263
6,256	Government National Mortgage Association I, 4.500%, 7/15/41	6,027
1,476	Government National Mortgage Association I, 5.000%, 4/15/35	1,472
1,292	Government National Mortgage Association I, 5.500%, 1/15/34	1,310
2,047	Government National Mortgage Association I, 5.500%, 4/15/34	2,084
577	Government National Mortgage Association I, 5.500%, 7/15/34	588
3,219	Government National Mortgage Association I, 5.500%, 6/15/35	3,276
218	Government National Mortgage Association I, 6.000%, 2/15/33	221
367	Government National Mortgage Association I, 6.000%, 3/15/33	379
303	Government National Mortgage Association I, 6.000%, 3/15/33	307
456	Government National Mortgage Association I, 6.000%, 6/15/33	475
442	Government National Mortgage Association I, 6.000%, 7/15/33	459
263	Government National Mortgage Association I, 6.000%, 7/15/33	264
329	Government National Mortgage Association I, 6.000%, 9/15/33	333
421	Government National Mortgage Association I, 6.000%, 10/15/33	436
595	Government National Mortgage Association I, 6.500%, 1/15/30	607
79	Government National Mortgage Association I, 6.500%, 2/15/32	81
78	Government National Mortgage Association I, 6.500%, 3/15/32	79
172	Government National Mortgage Association I, 6.500%, 11/15/32	175
3,836	Government National Mortgage Association II, 3.500%, 4/20/45	3,465
5,988	Government National Mortgage Association II, 3.500%, 4/20/45	5,415
6,673	Government National Mortgage Association II, 3.500%, 3/20/46	6,051
10,640	Government National Mortgage Association II, 4.000%, 9/20/44	10,019
13,703	Government National Mortgage Association II, 4.000%, 10/20/46	12,854
12,408	Government National Mortgage Association II, 4.000%, 1/20/47	11,625
7,949	Government National Mortgage Association II, 4.000%, 2/20/48	7,361
10,708	Government National Mortgage Association II, 4.000%, 4/20/48	9,921
3,710	Government National Mortgage Association II, 4.500%, 9/20/41	3,600
10,093	Government National Mortgage Association II, 4.500%, 9/20/44	9,703
4,298	Government National Mortgage Association II, 4.500%, 10/20/44	4,150
8,679	Government National Mortgage Association II, 4.500%, 11/20/44	8,380
1,015	Government National Mortgage Association II, 5.500%, 3/20/34	1,040
1,652	Government National Mortgage Association II, 6.000%, 11/20/33	1,688
1,400,000(g)	U.S. Treasury Bills, 1/14/25	1,398,043
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	196,543
215,700	U.S. Treasury Bonds, 4.375%, 8/15/43	202,957
	Total U.S. Government and Agency Obligations (Cost $9,747,766)	$9,457,539

	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Foreign Treasury Obligations — 0.8%
EGP6,350,000(g)(k)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 118,707
EGP6,825,000(g)(k)	Egypt Treasury Bills, 25.951%, 6/3/25	119,920
		$238,627
	TOTAL SHORT TERM INVESTMENTS (Cost $254,606)	$238,627
The accompanying notes are an integral part of these financial statements.
15

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
Over The Counter (OTC) Currency Put Option Purchased — 0.0%
1,600,000	Put USD Call JPY	Citibank NA	USD 59,336	USD 137.28	1/10/25	$ —
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 59,336)					$—

	TOTAL OPTIONS PURCHASED (Premiums paid $ 59,336)					$—

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.1% (Cost $32,444,118)					$30,928,174
Shares		Net Realized Gain (Loss) for the year ended 12/31/24	Change in Unrealized Appreciation (Depreciation) for the year ended 12/31/24	Capital Gain Distributions for the year ended 12/31/24	Dividend Income for the year ended 12/31/24	Value
	Affiliated Issuer — 3.9%
	Closed-End Fund — 3.9% of Net Assets
130,385(l)	Pioneer ILS Interval Fund	$—	$50,932	$—	$134,211	$ 1,164,341
	Total Investments in Affiliated Issuer — 3.9% (Cost $1,281,387)					$1,164,341
Principal Amount USD ($)
	TBA Sales Commitments — (4.8)% of Net Assets
	U.S. Government and Agency Obligations — (4.8)%
(100,000)	Federal National Mortgage Association, 2.000%, 1/1/55 (TBA)	$ (77,789)
(600,000)	Federal National Mortgage Association, 2.500%, 1/1/55 (TBA)	(488,625)
(800,000)	Federal National Mortgage Association, 3.000%, 1/1/55 (TBA)	(679,375)
(100,000)	Federal National Mortgage Association, 5.500%, 1/1/40 (TBA)	(100,652)
(100,000)	Government National Mortgage Association, 4.000%, 1/20/55 (TBA)	(92,098)
	TOTAL TBA SALES COMMITMENTS (Proceeds $1,466,676)	$(1,438,539)

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Written — 0.0%
(800,000)	Put USD Call JPY	Citibank NA	USD 28,988	USD 137.28	1/10/25	$ —
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $28,988)					$—

	OTHER ASSETS AND LIABILITIES — (2.2)%					$(672,746)
	net assets — 100.0%					$29,981,230

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
16
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $13,076,467, or 43.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2024.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Issued as preference shares.
(k)	Rate shown represents yield-to-maturity.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,103	$ 160
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	107,441	EUR	100,000	HSBC Bank USA NA	1/23/25	$3,761
USD	112,632	EUR	106,000	HSBC Bank USA NA	2/24/25	2,576
USD	104,359	EUR	100,000	HSBC Bank USA NA	3/21/25	403
AUD	220,000	USD	146,203	Bank of America NA	1/23/25	(10,031)
EUR	539,000	USD	583,637	Bank of America NA	1/23/25	(24,804)
USD	125,726	KZT	61,700,000	Bank of America NA	1/23/25	8,807
USD	35,357	MXN	725,840	Bank of America NA	3/27/25	1,044
AUD	377,000	USD	241,727	Citibank NA	1/23/25	(8,379)
TRY	2,300,000	USD	54,676	Citibank NA	1/10/25	9,727
USD	81,725	EUR	75,000	Citibank NA	1/23/25	3,966
USD	72,012	CAD	100,000	Citibank NA	2/4/25	2,354
USD	112,658	IDR	1,794,500,000	Citibank NA	3/27/25	2,581
BRL	1,270,000	USD	216,968	Goldman Sachs & Co.	2/7/25	(12,862)
CLP	150,000,000	USD	159,940	Goldman Sachs & Co.	1/10/25	(9,126)
INR	14,170,000	USD	167,799	Goldman Sachs & Co.	1/24/25	(2,715)
TRY	2,300,000	USD	54,403	Goldman Sachs & Co.	1/10/25	10,000
USD	625,960	EUR	595,000	JPMorgan Chase Bank NA	3/21/25	7,421
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(15,277)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
6	U.S. 2 Year Note (CBT)	3/31/25	$1,233,436	$1,233,656	$220
The accompanying notes are an integral part of these financial statements.
17

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 12/31/24 (continued)
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
57	U.S. 5 Year Note (CBT)	3/31/25	$6,084,724	$6,059,367	$(25,357)
17	U.S. 10 Year Note (CBT)	3/20/25	1,866,325	1,848,750	(17,575)
5	U.S. 10 Year Ultra Bond	3/20/25	565,869	556,563	(9,306)
3	U.S. Long Bond (CBT)	3/20/25	344,857	341,531	(3,326)
2	U.S. Ultra Bond (CBT)	3/20/25	245,537	237,813	(7,724)
			$10,340,748	$10,277,680	$(63,068)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
6	Euro-Bund	3/6/25	$(847,604)	$(829,343)	$18,261
TOTAL FUTURES CONTRACTS			$9,493,144	$9,448,337	$(44,807)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
21,356	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(429)	$(140)	$(569)
1,750,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	(120,886)	(15,908)	(136,794)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(121,315)	$(16,048)	$(137,363)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstan Tenge
MXN — Mexican Peso
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
Purchases and sales of securities (excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased) for the year ended December 31, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$528,874	$3,330,847
Other Long-Term Securities	$15,347,386	$12,769,861
At December 31, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $33,721,097 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$544,930
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,114,602)
Net unrealized depreciation	$(1,569,672)
18
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$243,008	$—	$243,008
Common Stocks
Paper & Forest Products	—	—	0*	0*
Passenger Airlines	—	31,165	—	31,165
All Other Common Stocks	3,809	—	—	3,809
Asset Backed Securities	—	1,051,364	—	1,051,364
Collateralized Mortgage Obligations	—	3,278,851	—	3,278,851
Commercial Mortgage-Backed Securities	—	1,629,694	—	1,629,694
Convertible Corporate Bonds	—	128,653	—	128,653
Corporate Bonds
Pharmaceuticals	—	221,107	0*	221,107
All Other Corporate Bonds	—	13,746,544	—	13,746,544
Insurance-Linked Securities
Reinsurance Sidecars	—	—	160	160
Foreign Government Bonds	—	897,653	—	897,653
U.S. Government and Agency Obligations	—	9,457,539	—	9,457,539
Foreign Treasury Obligations	—	238,627	—	238,627
Over The Counter (OTC) Currency Put Option Purchased	—	0*	—	0*
Affiliated Closed-End Fund	1,164,341	—	—	1,164,341
Total Investments in Securities	$1,168,150	$30,924,205	$160	$32,092,515
Liabilities
TBA Sales Commitments	$—	$(1,438,539)	$—	$(1,438,539)
Total Liabilities	$—	$(1,438,539)	$—	$(1,438,539)
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$—	$0*	$—	$0*
Net unrealized depreciation on forward foreign currency exchange contracts	—	(15,277)	—	(15,277)
Net unrealized depreciation on futures contracts	(44,807)	—	—	(44,807)
Centrally cleared swap contracts^	—	(16,048)	—	(16,048)
Total Other Financial Instruments	$(44,807)	$(31,325)	$—	$(76,132)
*	Securities valued at $0.005.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the year ended December 31, 2024, a security valued at $19,840 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs, and a security valued at $24,581 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.
The accompanying notes are an integral part of these financial statements.
19

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 12/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $32,444,118)	$30,928,174
Investments in affiliated issuers, at value (cost $1,281,387)	1,164,341
Cash	93,279
Foreign currencies, at value (cost $22,038)	7,439
Futures collateral	238,148
Swaps collateral	218,793
Due from broker for futures	12,031
Unrealized appreciation on forward foreign currency exchange contracts	52,640
Receivables —
Investment securities sold	1,917,392
Portfolio shares sold	1,118
Dividends	598
Interest	275,174
Due from the Adviser	1,242
Other assets	271
Total assets	$34,910,640
LIABILITIES:
Payables —
Investment securities purchased	$3,176,158
Portfolio shares repurchased	5,742
Trustees’ fees	44
Interest expense	1,932
Variation margin for centrally cleared swap contracts	1,649
Variation margin for futures contracts	12,031
TBA sales commitments, at value	1,438,539
Swap contracts, at value (net premiums received $121,315)	137,363
Written options outstanding (premiums received $28,988)	—*
Unrealized depreciation on forward foreign currency exchange contracts	67,917
Reserve for repatriation taxes	1,061
Management fees	2,379
Administrative expenses	1,100
Distribution fees	886
Accrued expenses	82,609
Total liabilities	$4,929,410
NET ASSETS:
Paid-in capital	$34,763,633
Distributable earnings (loss)	(4,782,403)
Net assets	$29,981,230
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $3,991,744/451,027 shares)	$8.85
Class II (based on $25,989,486/2,941,871 shares)	$8.83

*	Securities valued at $0.
20
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations
FOR THE YEAR ENDED 12/31/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $711)	$1,689,660
Dividends from affiliated issuers	134,211
Dividends from unaffiliated issuers	27,283
Total Investment Income		$1,851,154
EXPENSES:
Management fees	$201,120
Administrative expenses	23,003
Distribution fees
Class II	66,738
Custodian fees	1,210
Professional fees	90,560
Printing expense	9,076
Officers’ and Trustees’ fees	7,996
Insurance expense	271
Miscellaneous	492
Total expenses		$400,466
Less fees waived and expenses reimbursed by the Adviser		(101,671)
Net expenses		$298,795
Net investment income		$1,552,359
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(204,151)
TBA sales commitments	(12,480)
Forward foreign currency exchange contracts	40,493
Futures contracts	(161,803)
Swap contracts	(216,646)
Other assets and liabilities denominated in foreign currencies	(7,967)	$(562,554)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $440)	$284,232
Investments in affiliated issuers	50,932
TBA sales commitments	33,481
Forward foreign currency exchange contracts	(64,806)
Futures contracts	(238,028)
Swap contracts	85,471
Written options	28,988
Other assets and liabilities denominated in foreign currencies	(14,129)	$166,141
Net realized and unrealized gain (loss) on investments		$(396,413)
Net increase in net assets resulting from operations		$1,155,946
The accompanying notes are an integral part of these financial statements.
21

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets
	Year Ended 12/31/24	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$1,552,359	$1,469,253
Net realized gain (loss) on investments	(562,554)	(2,238,312)
Change in net unrealized appreciation (depreciation) on investments	166,141	3,189,882
Net increase in net assets resulting from operations	$1,155,946	$2,420,823
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($0.38 and $0.33 per share, respectively)	$(181,410)	$(163,031)
Class II ($0.36 and $0.31 per share, respectively)	(1,074,242)	(972,415)
Total distributions to shareholders	$(1,255,652)	$(1,135,446)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$6,635,013	$2,922,883
Reinvestment of distributions	1,255,652	1,132,983
Cost of shares repurchased	(8,421,982)	(7,205,900)
Net decrease in net assets resulting from Portfolio share transactions	$(531,317)	$(3,150,034)
Net decrease in net assets	$(631,023)	$(1,864,657)
NET ASSETS:
Beginning of year	$30,612,253	$32,476,910
End of year	$29,981,230	$30,612,253
	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class I
Shares sold	46,435	$416,007	4,727	$40,947
Reinvestment of distributions	20,557	181,410	18,936	162,646
Less shares repurchased	(98,482)	(882,473)	(49,830)	(429,799)
Net decrease	(31,490)	$(285,056)	(26,167)	$(226,206)
Class II
Shares sold	696,584	$6,219,006	333,981	$2,881,936
Reinvestment of distributions	121,852	1,074,242	113,144	970,337
Less shares repurchased	(852,570)	(7,539,509)	(787,003)	(6,776,101)
Net decrease	(34,134)	$(246,261)	(339,878)	$(2,923,828)
22
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l
Net asset value, beginning of period	$8.87	$8.50	$10.44	$10.69	$10.32
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.46	0.42	0.33	0.28	0.34
Net realized and unrealized gain (loss) on investments	(0.10)	0.28	(1.63)	(0.08)	0.42
Net increase (decrease) from investment operations	$0.36	$0.70	$(1.30)	$0.20	$0.76
Distributions to shareholders:
Net investment income	(0.38)	(0.33)	(0.12)	(0.35)	(0.36)
Net realized gain	—	—	(0.35)	(0.10)	(0.03)
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.38)	$(0.33)	$(0.64)	$(0.45)	$(0.39)
Net increase (decrease) in net asset value	$(0.02)	$0.37	$(1.94)	$(0.25)	$0.37
Net asset value, end of period	$8.85	$8.87	$8.50	$10.44	$10.69
Total return(b)	4.13%	8.46%(c)	(12.60)%	1.89%	7.63%
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	5.22%	4.94%	3.58%	2.66%	3.38%
Portfolio turnover rate	57%	53%	71%	65%	62%
Net assets, end of period (in thousands)	$3,992	$4,278	$4,326	$5,913	$6,552
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.08%	1.25%	1.07%	1.21%	1.31%
Net investment income (loss) to average net assets	4.89%	4.44%	3.26%	2.20%	2.82%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. If the Portfolio had not been reimbursed by the Adviser, the total return would have been 8.34%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
23

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights (continued)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll
Net asset value, beginning of period	$8.85	$8.49	$10.43	$10.67	$10.30
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.44	0.40	0.31	0.25	0.32
Net realized and unrealized gain (loss) on investments	(0.10)	0.27	(1.63)	(0.07)	0.41
Net increase (decrease) from investment operations	$0.34	$0.67	$(1.32)	$0.18	$0.73
Distributions to shareholders:
Net investment income	(0.36)	(0.31)	(0.10)	(0.32)	(0.33)
Net realized gain	—	—	(0.35)	(0.10)	(0.03)
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.36)	$(0.31)	$(0.62)	$(0.42)	$(0.36)
Net increase (decrease) in net asset value	$(0.02)	$0.36	$(1.94)	$(0.24)	$0.37
Net asset value, end of period	$8.83	$8.85	$8.49	$10.43	$10.67
Total return(b)	3.87%	8.07%(c)	(12.83)%	1.73%	7.37%
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	4.99%	4.68%	3.32%	2.40%	3.11%
Portfolio turnover rate	57%	53%	71%	65%	62%
Net assets, end of period (in thousands)	$25,989	$26,335	$28,151	$38,767	$38,258
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.33%	1.50%	1.32%	1.46%	1.55%
Net investment income (loss) to average net assets	4.66%	4.18%	3.00%	1.94%	2.55%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
24
The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24
1.  Organization and Signiﬁcant Accounting Policies
Pioneer Strategic Income VCT Portfolio (the “Portfolio”) is one of 7 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Portfolio is to produce a high level of current income.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s Adviser. Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt
25

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
26

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In addition to meeting the requirements of the Internal Revenue Code, the Portfolio may be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2023, the Portfolio paid no such taxes.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2024, the Portfolio was permitted to carry forward indefinitely $861,753 of short-term losses and $2,412,119 of long-term losses.
The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$1,255,652	$1,135,446
Total	$1,255,652	$1,135,446
27

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$61,141
Capital loss carryforward	(3,273,872)
Net unrealized depreciation	(1,569,672)
Total	$(4,782,403)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to book-tax amortization differences, perpetual bond adjustments, and the mark to market of forwards, futures, and swaps.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political
28

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in below-investment-grade (high-yield) debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. The Portfolio may invest in investment grade securities of U.S. and non-U.S. issuers. The Portfolio may invest in below-investment-grade (high-yield) debt securities of U.S. and non-U.S. issuers. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically
29

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 12/31/24 (continued)
decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Portfolio may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Portfolio’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Portfolio’s performance.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
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The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Portfolio at December 31, 2024 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at December 31, 2024 is listed in the Schedule of Investments.
I.	TBA Purchases and Sales Commitments
The Portfolio may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Portfolio may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.
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Notes to Financial Statements 12/31/24 (continued)
To mitigate counterparty risk, the Portfolio has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Portfolio’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of December 31, 2024, no collateral was pledged or received by the Portfolio
J.	Purchased Options
The Portfolio may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Portfolio to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Portfolio is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Portfolio’s Statement of Operations. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the year ended December 31, 2024 was $9,010. Open purchased options contracts at December 31, 2024 are listed in the Schedule of Investments.
K.	Option Writing
The Portfolio may write put and covered call options to seek to increase total return. When an option is written, the Portfolio receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The average market value of written options for the year ended December 31, 2024 was $(4,065). Open written options contracts at December 31, 2024 are listed in the Schedule of Investments.
L.	Forward Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio’s financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended December 31, 2024, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.
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The average market value of forward foreign currency exchange contracts open during the year ended December 31, 2024 was $1,897,155 and $1,380,328 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at December 31, 2024 are listed in the Schedule of Investments.
M.	Futures Contracts
The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2024 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended December 31, 2024 were $10,287,647 and $932,100, respectively. Open futures contracts outstanding at December 31, 2024 are listed in the Schedule of Investments.
N.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays
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Notes to Financial Statements 12/31/24 (continued)
to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2024 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the year ended December 31, 2024 was $2,023,714. Open credit default swap contracts at December 31, 2024 are listed in the Schedule of Investments.
2.  Management Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the year ended December 31, 2024, the Adviser waived $18,570 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as a fee waiver.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.75% and 1.00%, of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations are in effect through May 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended December 31, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $2,379 in management fees payable to the Adviser at December 31, 2024.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended
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December 31, 2024, the Portfolio paid $7,996 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $44 and a payable for administrative expenses of $1,100, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $886 in distribution fees payable to the Distributor at December 31, 2024.
6.  Master Netting Agreements
The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Notes to Financial Statements 12/31/24 (continued)
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Portfolio as of December 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America NA	$9,851	$(9,851)	$—	$—	$—
Citibank NA	18,628	(8,379)	—	—	10,249
Goldman Sachs & Co.	10,000	(10,000)	—	—	—
HSBC Bank USA NA	6,740	—	—	—	6,740
JPMorgan Chase Bank NA	7,421	—	—	—	7,421
Total	$52,640	$(28,230)	$—	$—	$24,410
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America NA	$34,835	$(9,851)	$—	$—	$24,984
Citibank NA	8,379	(8,379)	—	—	—
Goldman Sachs & Co.	24,703	(10,000)	—	—	14,703
HSBC Bank USA NA	—	—	—	—	—
JPMorgan Chase Bank NA	—	—	—	—	—
Total	$67,917	$(28,230)	$—	$—	$39,687
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
(c) Represents the net amount payable to the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Options purchased*	$—	$—	$—**	$—	$—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	52,640	—	—
Total Value	$—	$—	$52,640	$—	$—
Liabilities
Options written	$—	$—	$—**	$—	$—
Net unrealized depreciation on futures contracts^	44,807	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	67,917	—	—
Centrally cleared swap contracts†	—	16,048	—	—	—
Total Value	$44,807	$16,048	$67,917	$—	$—

*	Reflects the market value of purchased option contracts (see Note 1J). These amounts are included in investments in unaffiliated issuers, at value, on the Statement of Assets and Liabilities.
**	Securities valued at $0.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
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Notes to Financial Statements 12/31/24 (continued)
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(161,803)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	40,493	—	—
Options purchased*	—	—	(72,567)	—	—
Swap contracts	—	(216,646)	—	—	—
Total Value	$(161,803)	$(216,646)	$(32,074)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(238,028)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(64,806)	—	—
Options purchased**	—	—	(7,223)	—	—
Options written	—	—	28,988	—	—
Swap contracts	—	85,471	—	—	—
Total Value	$(238,028)	$85,471	$(43,041)	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1J). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1J). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
8.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2024, the Portfolio had no unfunded loan commitments outstanding.
9.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At December 31, 2024, the value of the Portfolio’s investment in afﬁliated issuers was $1,164,341, which represents 3.9% of the Portfolio’s net assets.
Transactions in afﬁliated issuers by the Portfolio for the year ended December 31, 2024 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2023	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at December 31, 2024	Value at December 31, 2024
Pioneer ILS Interval Fund	$979,198	$—	$50,932	$—	$134,211	$—	130,385	$1,164,341
Annual and semi-annual shareholder reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.
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Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

10.  Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
39

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Strategic Income VCT Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (one of the portfolios constituting Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statement of changes in net assets for the year ended December 31, 2023 and the financial highlights for the years ended December 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Portfolio’s ordinary income distributions derived from qualified interest income was 71.74%.
41

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Strategic Income VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.
The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Portfolio
In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
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Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.
The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class II shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class II shares was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Portfolio for the most recent fiscal year.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.
The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.
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Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Approval of Renewal of Investment Management Agreement (continued)
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
44

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
20364-18-0225

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Introduction

This Proxy Voting policy and the procedures set forth below are designed to complement Amundi US’ investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Amundi US. This policy sets forth Amundi US’ position on a number of issues for which proxies may be solicited but it does not include all potential voting scenarios or proxy events. Furthermore, because of the special issues associated with proxy solicitations by closed-end Funds, Amundi US will vote shares of closed-end Funds on a case- by-case basis.

Purpose

The purpose of this policy is to ensure that proxies for United States (“US”) and non-US companies that are received in a timely manner will be voted in accordance with the principles stated above. Unless the Proxy Voting Oversight Group (as described below) specifically determines otherwise, all shares in a company held by Amundi US-managed accounts for which Amundi US has proxy-voting authority will be voted alike, unless a client has given specific voting instructions on an issue.

Scope

Amundi US does not delegate the authority to vote proxies relating to securities held by its clients to any of its affiliates. Any questions about this policy should be directed to Amundi US’ Chief of Staff U.S. Investments (the “Proxy Coordinator”).

Oversight and Governance

Administration

The development, implementation, and management, to this Policy is the responsibility of the Policy Contact, in conjunction with the Policy Owner and relevant stakeholders.

Policy Exceptions

Temporary deviation from the requirements of this Policy is deemed an Exception. Exceptions are expected to be infrequent but may be justified to address and/or resolve specific internal business needs. Exceptions are to be raised to the Policy Owner for approval.

Policy Requirements

Roles and Responsibility

The below table outlines the roles and responsibilities applicable to this policy:

Individual Role	Responsibility

Policy Owner and Contact	Reviews and updates of this Policy as necessary.

Pioneer Funds Board of Trustees and US Compliance Committee	Provides final approval of material updates to this Policy, as necessary.

Policy

Each of the Pioneer Funds and certain other clients of Amundi Asset Management US, Inc. (“Amundi US”) have delegated responsibility to vote proxies related to portfolio holdings to Amundi US. Amundi US is a fiduciary that owes each of its clients the duties of care and loyalty with respect to all services undertaken on the client’s behalf, including voting proxies for securities held by the client. When Amundi US has been delegated proxy-voting authority for a client, the duty of care requires Amundi US to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Amundi US must place the client’s interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of the client. It is Amundi US’ policy to vote proxies presented to Amundi US in a timely manner in accordance with these principles.

Amundi US’ fundamental concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Amundi US believes that supporting the company’s strategy and voting “for” management’s proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Amundi US monitors developments in the proxy voting arena and will revise this policy as needed.

Amundi US believes that environmental, social and governance (ESG) factors can affect companies’ long-term prospects for success and the sustainability of their business models. Since ESG factors that may affect corporate performance and economic value are considered by our investment professionals as part of the investment management process, Amundi US also considers these factors when reviewing proxy proposals. This approach is consistent with the stated investment objectives and policies of funds and investment strategies.

It should be noted that the proxy voting guidelines below are guidelines, not rules, and Amundi US reserves the right in all cases to vote contrary to guidelines where doing so is determined to represent the best economic interests of our clients. Further, the Pioneer Funds or other clients of Amundi US may direct Amundi US to vote contrary to guidelines.

Amundi US’ clients may request copies of their proxy voting records and of Amundi US’ proxy voting policies and procedures by either sending a written request to Amundi US’ Proxy Coordinator, or clients may review Amundi US’ proxy voting policies and procedures on-line at amundi.com/usinvestors. Amundi US may describe to clients its proxy voting policies and procedures by delivering a copy of Amundi US’ Form ADV (Part II), by separate notice to the client or by other means.

Procedures

Proxy Voting Service

Amundi US has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. The proxy voting service votes all proxies in accordance with the proxy voting guidelines established by Amundi US and set forth herein, to the extent applicable. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Amundi US reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.

To supplement its own research and analysis in determining how to vote on a particular proxy proposal, Amundi US may utilize research, analysis or recommendations provided by the proxy voting service on a case-by-case basis. Amundi US does not, as a policy, follow the assessments or recommendations provided by the proxy voting service without its own analysis and determination.

Proxy Coordinator

The Proxy Coordinator coordinates the voting, procedures and reporting of proxies on behalf of Amundi US’ clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Portfolio Management Group, or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The Proxy Coordinator is responsible for verifying with the General Counsel or his or her designee whether Amundi US’ voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

Referral Items

The proxy voting service will refer proxy questions to the Proxy Coordinator or his or her designee that are described by Amundi US’ proxy voting guidelines as to be voted on a case- by-case basis, that are not covered by Amundi US’ guidelines or where Amundi US’ guidelines may be unclear with respect to the matter to be voted on. Under such circumstances, the Proxy Coordinator will seek a written voting recommendation from the Chief Investment Officer, U.S or his or her designated equity portfolio-management representative. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Amundi US and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided.

Securities Lending

In accordance with industry standards, proxies are not available to be voted when the shares are out on loan through either Amundi US’ lending program or a client’s managed security lending program. However, Amundi US will reserve the right to recall lent securities so that they may be voted according to Amundi US’ instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares. Certain clients participate in securities lending programs. Although such programs allow for the recall of securities for any reason, Amundi US may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.

Share-Blocking

“Share-blocking” is a market practice whereby shares are sent to a custodian (which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

Amundi US will vote in those countries with “share-blocking.” In the event a manager would like to sell a security with “share-blocking”, the Proxy Coordinator will work with the Portfolio Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with “share-blocking” is available from the Investment Operations Department upon request.

Proxy Voting Oversight Group

The members of the Proxy Voting Oversight Group include Amundi US’ Chief Investment Officer, U.S. or his or her designated equity portfolio management representative, the Chief of Staff, U.S., and the Chief Compliance Officer of the Adviser and Funds. Other members of Amundi US will be invited to attend meetings and otherwise participate as necessary. The Chief of Staff, U.S. will chair the Proxy Voting Oversight Group.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Amundi US’ proxy voting policies and procedures. The Group meets at least annually to evaluate and review this policy and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

Amendments

Amundi US may not amend this policy without the prior approval of the Proxy Voting Oversight Group. Amendments to this policy with respect to votes to be cast on behalf of any of the Pioneer Funds also shall be presented to the Board of Trustees of the Pioneer Funds for its review and advance approval.

Form N-PX

The Proxy Coordinator and the Director of Regulatory Reporting are responsible for ensuring that Form NP-X documents receive the proper review by a member of the Proxy Voting Oversight Group prior to a Fund officer signing the forms.

The Proxy Coordinator will provide the Compliance department with a copy of each Form N-PX filing prepared by the proxy voting service.

Compliance files N-PX. The Compliance department will ensure that a corresponding Form N- PX exists for each Amundi US registered investment company.

Following this review, each Form N-PX is formatted for public dissemination via the EDGAR system.

Prior to submission, each Form N-PX is to be presented to the Fund officer for a final review and signature.

Copies of the Form N-PX filings and their submission receipts are maintained according to Amundi US record keeping policies.

Proxy Voting Guidelines

Administrative

While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:

•	Corporate name change.

•	A change of corporate headquarters.

•	Stock exchange listing.

•	Establishment of time and place of annual meeting.

•	Adjournment or postponement of annual meeting.

•	Acceptance/approval of financial statements.

•	Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.

•	Approval of minutes and other formalities.

•	Authorization of the transferring of reserves and allocation of income.

•	Amendments to authorized signatories.

•	Approval of accounting method changes or change in fiscal year-end.

•	Acceptance of labor agreements.

•	Appointment of internal auditors.

Amundi US will vote on a case-by-case basis on other routine administrative items; however, Amundi US will oppose any routine proposal if insufficient information is presented in advance to allow Amundi US to judge the merit of the proposal. Amundi US has also instructed its proxy voting service to inform Amundi US of its analysis of any administrative items that may be inconsistent, in its view, with Amundi US’ goal of supporting the value of its clients’ portfolio holdings so that Amundi US may consider and vote on those items on a case-by-case basis in its discretion.

Auditors

We normally vote for proposals to:

•

Ratify the auditors. We will consider a vote against if we are concerned about the auditors’ independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes for audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange Commission.

•	Restore shareholder rights to ratify the auditors.

We will normally oppose proposals that require companies to:

•	Seek bids from other auditors.

•	Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.

•	Indemnify auditors.

•	Prohibit auditors from engaging in non-audit services for the company.

Board of Directors

On issues related to the board of directors, Amundi US normally supports management. We will, however, consider a vote against management in instances where corporate performance has been poor or where the board appears to lack independence. We also believe that a well balanced board with diverse perspectives is conducive to sound corporate governance. In our view, diversity of expertise, skill, gender, ethnicity, and race may contribute to the overall quality of decision making and risk management.

General Board Issues

Amundi US will vote for:

•	Audit, compensation and nominating committees composed of independent directors exclusively.

•	Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

•	Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

•	Election of an honorary director.

We will vote against:

•	Minimum stock ownership by directors.

•	Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

•	Requirements for union or special interest representation on the board.

•	Requirements to provide two candidates for each board seat.

We will vote on a case-by case basis on these issues:

•	Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

Elections of Directors

In uncontested elections of directors we will vote against:

•	Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

•

Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we use the definition of affiliated directors provided by our proxy voting service.

We will also vote against:

•	Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

•	Directors who appear to lack independence or are associated with poor corporate or governance performance.

We will vote on a case-by case basis on these issues:

•

Re-election of directors who have implemented or renewed a dead hand or modified dead-hand poison pill (a “dead-hand poison pill” is a shareholder rights plan that may be altered only by incumbent or “dead” directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

•	Contested election of directors.

•	Election of a greater number of independent directors (in order to move closer to a majority of independent directors) in cases of poor performance.

•	Mandatory retirement policies.

•	Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

We will vote for:

•

Precatory and binding resolutions requesting that the board changes the company’s bylaws to stipulate that directors need to be elected with affirmative majority of votes cast, provided that the resolutions allow for plurality voting in cases of contested elections.

Takeover-Related Measures

Amundi US is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.

Amundi US will vote for:

•	Cumulative voting.

•	Increasing the ability for shareholders to call special meetings.

•	Increasing the ability for shareholders to act by written consent.

•	Restrictions on the ability to make greenmail payments.

•	Submitting rights plans to shareholder vote.

•	Rescinding shareholder rights plans (“poison pills”).

•	Opting out of the following state takeover statutes:

•	Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

•	Control share cash-out provisions, which require large holders.

•	to acquire shares from other holders.

•	Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.

•	Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

•	Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

•	Fair price provisions.

•	Authorization of shareholder rights plans.

•	Labor protection provisions.

•	Mandatory classified boards.

We will vote on a case-by-case basis on the following issues:

•

Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

•	Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

•	Proposals that allow shareholders to nominate directors.

We will vote against:

•	Classified boards, except in the case of closed-end funds, where we shall vote on a case-by-case basis.

•

Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on case-by-case basis proposals that authorize the board to make interim appointments.

•	Classes of shares with unequal voting rights.

•	Supermajority vote requirements.

•	Severance packages (“golden” and “tin” parachutes). We will support proposals to put these packages to shareholder vote.

•	Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

•	Extension of advance notice requirements for shareholder proposals.

•	Granting board authority normally retained by shareholders, particularly the right to amend the corporate charter.

•	Shareholder rights plans (“poison pills”). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

Capital Structure

Managements need considerable flexibility in determining the company’s financial structure, and Amundi US normally supports managements’ proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

Amundi US will vote for:

•	Changes in par value.

•	Reverse splits, if accompanied by a reduction in number of shares.

•	Shares repurchase programs, if all shareholders may participate on equal terms.

•	Bond issuance.

•	Increases in “ordinary” preferred stock.

•	Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

•	Cancellation of company treasury shares.

We will vote on a case-by-case basis on the following issues:

•	Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

•	Increase in authorized common stock. We will make a determination considering, among other factors:

•	Number of shares currently available for issuance;

•	Size of requested increase (we would normally approve increases of up to 100% of current authorization);

•	Proposed use of the proceeds from the issuance of additional shares; and

•	Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).

•

Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

•	Proposals to submit private placements to shareholder vote.

•	Other financing plans.

We will vote against preemptive rights that we believe limit a company’s financing flexibility.

Compensation

Amundi US supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company’s compensation programs, we place limits on the potential dilution these plans may impose.

Amundi US will vote for:

•	401(k) benefit plans.

•

Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.

•	Various issues related to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), including:

•	Amendments to performance plans to conform with OBRA;

•	Caps on annual grants or amendments of administrative features;

•	Adding performance goals; and

•	Cash or cash-and-stock bonus plans.

•	Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

•	Require that option repricing be submitted to shareholders.

•	Require the expensing of stock-option awards.

•	Require reporting of executive retirement benefits (deferred compensation, split dollar life insurance, SERPs, and pension benefits).

•

Employee stock purchase plans where the purchase price is equal to at least 85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than 10%.

We will vote on a case-by-case basis on the following issues:

•	Shareholder proposals seeking additional disclosure of executive and director pay information.

•	Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

•

The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15% dilution. We will reject plans with 15% or more potential dilution.

Dilution = (A + B + C) / (A + B + C + D), where

A = Shares reserved for plan/amendment,

B = Shares available under continuing plans,

C = Shares granted but unexercised and

D = Shares outstanding.

•	The plan must not:

•	Explicitly permit unlimited option repricing authority or have allowed option repricing in the past without shareholder approval.

•	Be a self-replenishing “evergreen” plan or a plan that grants discount options and tax offset payments.

•	We are generally in favor of proposals that increase participation beyond executives.

•

We generally support proposals asking companies to adopt rigorous vesting provisions for stock option plans such as those that vest incrementally over, at least, a three- or four-year period with a pro rata portion of the shares becoming exercisable on an annual basis following grant date.

•

We generally support proposals asking companies to disclose their window period policies for stock transactions. Window period policies ensure that employees do not exercise options based on insider information contemporaneous with quarterly earnings releases and other material corporate announcements.

•	We generally support proposals asking companies to adopt stock holding periods for their executives.

•	All other employee stock purchase plans.

•	All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

•

All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

We will vote against:

•	Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

•	Elimination of stock option plans.

We will vote on a case-by case basis on these issues:

•	Limits on executive and director pay.

•	Stock in lieu of cash compensation for directors.

Corporate Governance

Amundi US will vote for:

•	Confidential voting.

•	Equal access provisions, which allow shareholders to contribute their opinions to proxy materials.

•	Proposals requiring directors to disclose their ownership of shares in the company.

We will vote on a case-by-case basis on the following issues:

•

Change in the state of incorporation. We will support reincorporations 16 supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

•	Bundled proposals. We will evaluate the overall impact of the proposal.

•	Adopting or amending the charter, bylaws or articles of association.

•	Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.

We will vote against:

•	Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management’s discretion.

•	Limitations on stock ownership or voting rights.

•	Reduction in share ownership disclosure guidelines.

Mergers and Restructurings

Amundi US will vote on the following and similar issues on a case-by-case basis:

•	Mergers and acquisitions.

•	Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

•	Debt restructurings.

•	Conversion of securities.

•	Issuance of shares to facilitate a merger.

•	Private placements, warrants, convertible debentures.

•	Proposals requiring management to inform shareholders of merger opportunities.

We will normally vote against shareholder proposals requiring that the company be put up for sale.

Investment Companies

Many of our portfolios may invest in shares of closed-end funds or open-end funds (including exchange-traded funds). The non-corporate structure of these investments raises several unique proxy voting issues.

Amundi US will vote for:

•	Establishment of new classes or series of shares.

•	Establishment of a master-feeder structure.

Amundi US will vote on a case-by-case basis on:

•

Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

•	Approval of new or amended advisory contracts.

•	Changes from closed-end to open-end format.

•	Election of a greater number of independent directors.

•	Authorization for, or increase in, preferred shares.

•	Disposition of assets, termination, liquidation, or mergers.

•	Classified boards of closed-end funds, but will typically support such proposals.

In general, business development companies (BDCs) are not considered investment companies for these purposes but are treated as corporate issuers.

Environmental and Social Issues

Amundi US believes that environmental and social issues may influence corporate performance and economic return. Indeed, by analyzing all of a company’s risks and opportunities, Amundi US can better assess its intrinsic value and long-term economic prospects.

When evaluating proxy proposals relating to environmental or social issues, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company’s shareholders and economic return, the specific circumstances at each individual company, any potentially adverse economic concerns, and the current policies and practices of the company.

For example, shareholder proposals relating to environmental and social issues, and on which we will vote on a base-by-case basis, may include those seeking that a company:

•	Conduct studies regarding certain environmental or social issues;

•	Study the feasibility of the company taking certain actions with regard to such issues; or

•	Take specific action, including adopting or ceasing certain behavior and adopting company standards and principles, in relation to such issues.

In general, Amundi US believes these issues are important and should receive management attention.

Amundi US will support proposals where we believe the proposal, if implemented, would improve the prospects for the long-term success of the business and would provide value to the company and its shareholders. Amundi US may abstain on shareholder proposals with regard to environmental and social issues in cases where we believe the proposal, if implemented, would not be in the economic interests of the company, or where implementing the proposal would constrain management flexibility or would be unduly difficult, burdensome or costly.

When evaluating proxy proposals relating to environmental or social issues, Amundi US may consider the following factors or other factors deemed relevant, given such weight as deemed appropriate:

•	approval of the proposal helps improve the company’s practices;

•	approval of the proposal can improve shareholder value;

•	the company’s current stance on the topic is likely to have negative effects on its business position or reputation in the short, medium, or long term;

•	the company has already put appropriate action in place to respond to the issue contained in the proposal;

•	the company’s reasoning against approving the proposal responds appropriately to the various points mentioned by the shareholder when the proposal was presented;

•	the solutions recommended in the proposal are relevant and appropriate, and if the topic of the proposal would not be better addressed through another means.

In the event of failures in risk management relating to environmental and social issues, Amundi US may vote against the election of directors responsible for overseeing those areas. Issues of special concern to Amundi US include corporate commitments to mitigating climate effects; achieving a diverse board of directors and employee base; And maintaining sound and safe working conditions, equitable compensation practices, and opportunities for career advancement. Amundi US will vote against proposals calling for substantial changes in the company’s business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds. In each case, fundamental consideration governing votes cast on behalf of any of the Pioneer Funds in these areas is Amundi US’ assessment of the potential impact on shareholder value.

Conflicts of Interest

Amundi US recognizes that in certain circumstances a conflict of interest may arise when Amundi US votes a proxy.

A conflict of interest occurs when Amundi US’ interests interfere, or appear to interfere, with the interests of Amundi US’ clients.

A conflict may be actual or perceived and may exist, for example, when the matter to be voted on concerns:

•	An affiliate of Amundi US, such as another company belonging to the Credit Agricole banking group ( “Credit Agricole Affiliate”);

•

An issuer of a security for which Amundi US acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by its parent Amundi to present a conflict of interest for Amundi US);

•

An issuer of a security for which Amundi has informed Amundi US that a Credit Agricole Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

•	A person with whom Amundi US (or any of its affiliates) has an existing, material contract or business relationship.

Any member of the Proxy Voting Oversight Group and any other associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Chief Compliance Officer of Amundi US and the Funds. If any associate is lobbied or pressured with respect to any voting decision, whether within or outside of Amundi US, he or she should contact a member of the Proxy Voting Oversight Group or Amundi US’ Chief Compliance Officer.

The Proxy Voting Oversight Group will review each item referred to Amundi US by the proxy voting service to determine whether an actual or potential conflict of interest exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the Controller’s and Compliance Department’s internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. The Proxy Voting Oversight Group may cause any of the following actions to be taken when a conflict of interest is present:

•	Vote the proxy in accordance with the vote indicated under “Voting Guidelines,” if a vote is indicated, or

•

Direct the independent proxy voting service to vote the proxy in accordance with its independent assessment or that of another independent adviser appointed by Amundi US or the applicable client for this purpose.

If the Proxy Voting Oversight Group perceives a material conflict of interest, the Group may also choose to disclose the conflict to the affected clients and solicit their consent to proceed with the vote or their direction (including through a client’s fiduciary or other adviser), or may take such other action in good faith (in consultation with counsel) that would protect the interests of clients.

For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report prepared by the Proxy Coordinator.

The Proxy Voting Oversight Group will review periodically the independence of the proxy voting service. This may include a review of the service’s conflict management procedures and other documentation and an evaluation as to whether the service continues to have the competency and capacity to vote proxies.

Decisions Not to Vote Proxies

Although it is Amundi US’ general policy to vote all proxies in accordance with the principles set forth in this policy, there may be situations in which the Proxy Voting Oversight Group does not vote a proxy referred to it. For example, because of the potential conflict of interest inherent in voting shares of a Credit Agricole Affiliate, Amundi US will abstain from voting the shares unless otherwise directed by a client. In such a case, the Proxy Coordinator will inform Amundi Compliance before exercising voting rights.

There exist other situations in which the Proxy Voting Oversight Group may refrain from voting a proxy. For example, if the cost of voting a foreign security outweighs the benefit of voting, the Group may not vote the proxy. The Group may not be given enough time to process a vote, perhaps because its receives a meeting notice too late or it cannot obtain a translation of the agenda in the time available. If Amundi US has outstanding “sell” orders, the proxies for shares subject to the order may not be voted to facilitate the sale. Although Amundi US may hold shares on a company’s record date, if the shares are sold prior to the meeting date the Group may decide not to vote those shares.

Recordkeeping

The Proxy Coordinator shall ensure that Amundi US’ proxy voting service:

•	Retains a copy of each proxy statement received (unless the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•	Retains a record of the vote cast;

•	Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

•	Is able to promptly provide Amundi US with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

•	A record memorializing the basis for each referral vote cast;

•	A copy of any document created by Amundi US that was material in making the decision on how to vote the subject proxy;

•	A copy of any recommendation or analysis furnished by the proxy voting service; and

•

A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Amundi US.

Amundi US shall maintain the above records in the client’s file in accordance with applicable regulations.

Copies of this policy, and copies of records related to this policy shall be kept in accordance with Amundi US’ Books and Records Policy. This policy and procedure shall be periodically reviewed and updated consistent with the requirements and standards established by Amundi US.

Escalation and Management Reporting

Escalation

It is each associate’s responsibility to contact his or her business unit head, the Proxy Coordinator, a member of the Proxy Voting Oversight Group or Amundi US’ Chief Compliance Officer if he or she becomes aware of any possible noncompliance with this policy.

Management Reporting

Reporting is done to senior leadership on an as needed basis.

Training

Amundi US will conduct periodic training regarding proxy voting and this policy. It is the responsibility of the business line policy owner and the applicable Compliance Department to coordinate and conduct such training.

Review and Approval

Review

This Policy must be reviewed and validated annually (12-months) by the Policy Contact or designee, in conjunction with the Policy Owner and relevant stakeholders.

Approval

Material Updates to this Policy must be approved by the Pioneer Funds’ Board of Trustees and/or US Compliance Committee, as necessary.

Related regulations

•	Rule 30b1-4, Rule 31a1-3, and Rule 38a-1 under the Investment Company Act of 1940

•	Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940

•	Form N-1A

•	Form N-PX

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Bond VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US, as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Portfolio’s Class II shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees discussed the Portfolio’s performance with the Adviser on a more frequent basis in light of the Portfolio’s unfavorable performance compared to its benchmark index and peers over certain periods. The Trustees noted Amundi US’s explanation for the Fund’s relative performance and the steps taken by Amundi US to address the Portfolio’s performance, including enhancing the investment process used for the Portfolio. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Portfolio’s Class II shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Equity Income VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class I shares was in the fifth quintile relative to its Strategic Insight peer group.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Fund VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class I shares was in the fourth quintile relative to its Strategic Insight peer group.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer High Yield VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class I shares was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Portfolio for the most recent fiscal year.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

2024Pioneer Select Mid Cap Growth VCT Portfolio

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Portfolio’s Class I shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Strategic Income VCT Portfolio (the “Portfolio”) pursuant to an investment management agreement between Amundi US and the Portfolio. In order for Amundi US to remain the investment adviser of the Portfolio, the Trustees of the Portfolio, including a majority of the Portfolio’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Portfolio.

The contract review process began in January 2024 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Portfolio’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In July 2024, the Trustees, among other things, reviewed the Portfolio’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Portfolio and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees also reviewed Amundi US’s investment approach for the Portfolio and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Portfolio, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Portfolio by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Portfolio’s service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the Portfolio reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Portfolio were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Portfolio. In considering the Portfolio’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Portfolio’s benchmark index. They also discuss the Portfolio’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Portfolio’s shareowners. The Trustees noted that they separately review and consider the impact of the Portfolio’s transfer agency and Portfolio- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Portfolio’s expense ratio.

The Trustees considered that the Portfolio’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Portfolio’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Portfolio’s Class II shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Portfolio’s Class II shares was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Portfolio for the most recent fiscal year.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Portfolio and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment management and administration agreements with the Portfolio, Amundi US performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Portfolio.

The Trustees concluded that the management fee payable by the Portfolio to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Portfolio, including the methodology used by Amundi US in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Portfolio and Portfolio shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Portfolio.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid or to be paid by the Portfolio, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the fund business. To the extent applicable, the Trustees also considered the benefits to the Portfolio and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Portfolio receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Portfolio, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Portfolio were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date February 28, 2025

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date February 28, 2025

*	Print the name and title of each signing officer under his or her signature.